UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	05-31-2024

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

SEMIANNUAL SHAREHOLDER REPORT

Emerging Markets Fund

Investor Class (TWMIX)	May 31, 2024

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$67	1.28%

Fund Statistics
Net Assets	$1,950,750,990
Management Fees (dollars paid during the reporting period)	$6,874,889
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	86

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27.0%
Short-Term Investments	1.3%	India	17.7%
Other Assets and Liabilities	(0.8)%	Taiwan	16.7%
		South Korea	11.5%
		Brazil	6.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086885)

SEMIANNUAL SHAREHOLDER REPORT

Emerging Markets Fund

I Class (AMKIX)	May 31, 2024

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$57	1.08%

Fund Statistics
Net Assets	$1,950,750,990
Management Fees (dollars paid during the reporting period)	$6,874,889
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	86

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27.0%
Short-Term Investments	1.3%	India	17.7%
Other Assets and Liabilities	(0.8)%	Taiwan	16.7%
		South Korea	11.5%
		Brazil	6.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086877)

SEMIANNUAL SHAREHOLDER REPORT

Emerging Markets Fund

Y Class (AEYMX)	May 31, 2024

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$49	0.93%

Fund Statistics
Net Assets	$1,950,750,990
Management Fees (dollars paid during the reporting period)	$6,874,889
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	86

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27.0%
Short-Term Investments	1.3%	India	17.7%
Other Assets and Liabilities	(0.8)%	Taiwan	16.7%
		South Korea	11.5%
		Brazil	6.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-2509A885)

SEMIANNUAL SHAREHOLDER REPORT

Emerging Markets Fund

A Class (AEMMX)	May 31, 2024

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$80	1.53%

Fund Statistics
Net Assets	$1,950,750,990
Management Fees (dollars paid during the reporting period)	$6,874,889
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	86

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27.0%
Short-Term Investments	1.3%	India	17.7%
Other Assets and Liabilities	(0.8)%	Taiwan	16.7%
		South Korea	11.5%
		Brazil	6.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086851)

SEMIANNUAL SHAREHOLDER REPORT

Emerging Markets Fund

C Class (ACECX)	May 31, 2024

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$119	2.28%

Fund Statistics
Net Assets	$1,950,750,990
Management Fees (dollars paid during the reporting period)	$6,874,889
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	86

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27.0%
Short-Term Investments	1.3%	India	17.7%
Other Assets and Liabilities	(0.8)%	Taiwan	16.7%
		South Korea	11.5%
		Brazil	6.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086679)

SEMIANNUAL SHAREHOLDER REPORT

Emerging Markets Fund

R Class (AEMRX)	May 31, 2024

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$93	1.78%

Fund Statistics
Net Assets	$1,950,750,990
Management Fees (dollars paid during the reporting period)	$6,874,889
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	86

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27.0%
Short-Term Investments	1.3%	India	17.7%
Other Assets and Liabilities	(0.8)%	Taiwan	16.7%
		South Korea	11.5%
		Brazil	6.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086489)

SEMIANNUAL SHAREHOLDER REPORT

Emerging Markets Fund

R5 Class (AEGMX)	May 31, 2024

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$57	1.08%

Fund Statistics
Net Assets	$1,950,750,990
Management Fees (dollars paid during the reporting period)	$6,874,889
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	86

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27.0%
Short-Term Investments	1.3%	India	17.7%
Other Assets and Liabilities	(0.8)%	Taiwan	16.7%
		South Korea	11.5%
		Brazil	6.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-2509A802)

SEMIANNUAL SHAREHOLDER REPORT

Emerging Markets Fund

R6 Class (AEDMX)	May 31, 2024

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$49	0.93%

Fund Statistics
Net Assets	$1,950,750,990
Management Fees (dollars paid during the reporting period)	$6,874,889
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	86

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27.0%
Short-Term Investments	1.3%	India	17.7%
Other Assets and Liabilities	(0.8)%	Taiwan	16.7%
		South Korea	11.5%
		Brazil	6.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086422)

SEMIANNUAL SHAREHOLDER REPORT

Emerging Markets Fund

G Class (ACADX)	May 31, 2024

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.03%

Fund Statistics
Net Assets	$1,950,750,990
Management Fees (dollars paid during the reporting period)	$6,874,889
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	86

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27.0%
Short-Term Investments	1.3%	India	17.7%
Other Assets and Liabilities	(0.8)%	Taiwan	16.7%
		South Korea	11.5%
		Brazil	6.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-2509A729)

SEMIANNUAL SHAREHOLDER REPORT

Emerging Markets Small Cap Fund

Investor Class (AECVX)	May 31, 2024

This semi-annual shareholder report contains important information about Emerging Markets Small Cap Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$73	1.39%

Fund Statistics
Net Assets	$20,163,724
Management Fees (dollars paid during the reporting period)	$108,290
Portfolio Turnover Rate	30%
Total Number of Portfolio Holdings	103

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	India	26.6%
Exchange-Traded Funds	0.8%	Taiwan	17.2%
Short-Term Investments	2.1%	South Korea	11.0%
Other Assets and Liabilities	(1.8)%	China	8.5%
		Brazil	7.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086281)

SEMIANNUAL SHAREHOLDER REPORT

Emerging Markets Small Cap Fund

I Class (AECSX)	May 31, 2024

This semi-annual shareholder report contains important information about Emerging Markets Small Cap Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$62	1.19%

Fund Statistics
Net Assets	$20,163,724
Management Fees (dollars paid during the reporting period)	$108,290
Portfolio Turnover Rate	30%
Total Number of Portfolio Holdings	103

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	India	26.6%
Exchange-Traded Funds	0.8%	Taiwan	17.2%
Short-Term Investments	2.1%	South Korea	11.0%
Other Assets and Liabilities	(1.8)%	China	8.5%
		Brazil	7.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086273)

SEMIANNUAL SHAREHOLDER REPORT

Emerging Markets Small Cap Fund

A Class (AECLX)	May 31, 2024

This semi-annual shareholder report contains important information about Emerging Markets Small Cap Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$86	1.64%

Fund Statistics
Net Assets	$20,163,724
Management Fees (dollars paid during the reporting period)	$108,290
Portfolio Turnover Rate	30%
Total Number of Portfolio Holdings	103

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	India	26.6%
Exchange-Traded Funds	0.8%	Taiwan	17.2%
Short-Term Investments	2.1%	South Korea	11.0%
Other Assets and Liabilities	(1.8)%	China	8.5%
		Brazil	7.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086265)

SEMIANNUAL SHAREHOLDER REPORT

Emerging Markets Small Cap Fund

C Class (AECHX)	May 31, 2024

This semi-annual shareholder report contains important information about Emerging Markets Small Cap Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$124	2.39%

Fund Statistics
Net Assets	$20,163,724
Management Fees (dollars paid during the reporting period)	$108,290
Portfolio Turnover Rate	30%
Total Number of Portfolio Holdings	103

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	India	26.6%
Exchange-Traded Funds	0.8%	Taiwan	17.2%
Short-Term Investments	2.1%	South Korea	11.0%
Other Assets and Liabilities	(1.8)%	China	8.5%
		Brazil	7.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086257)

SEMIANNUAL SHAREHOLDER REPORT

Emerging Markets Small Cap Fund

R Class (AECMX)	May 31, 2024

This semi-annual shareholder report contains important information about Emerging Markets Small Cap Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$98	1.89%

Fund Statistics
Net Assets	$20,163,724
Management Fees (dollars paid during the reporting period)	$108,290
Portfolio Turnover Rate	30%
Total Number of Portfolio Holdings	103

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	India	26.6%
Exchange-Traded Funds	0.8%	Taiwan	17.2%
Short-Term Investments	2.1%	South Korea	11.0%
Other Assets and Liabilities	(1.8)%	China	8.5%
		Brazil	7.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086240)

SEMIANNUAL SHAREHOLDER REPORT

Emerging Markets Small Cap Fund

R6 Class (AECTX)	May 31, 2024

This semi-annual shareholder report contains important information about Emerging Markets Small Cap Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$54	1.04%

Fund Statistics
Net Assets	$20,163,724
Management Fees (dollars paid during the reporting period)	$108,290
Portfolio Turnover Rate	30%
Total Number of Portfolio Holdings	103

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	India	26.6%
Exchange-Traded Funds	0.8%	Taiwan	17.2%
Short-Term Investments	2.1%	South Korea	11.0%
Other Assets and Liabilities	(1.8)%	China	8.5%
		Brazil	7.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086232)

SEMIANNUAL SHAREHOLDER REPORT

Focused Global Growth Fund

Investor Class (TWGGX)	May 31, 2024

This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$58	1.08%

Fund Statistics
Net Assets	$622,292,285
Management Fees (dollars paid during the reporting period)	$3,048,723
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	35

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.7%	United States	69.3%
Short-Term Investments	2.2%	United Kingdom	6.1%
Other Assets and Liabilities	(0.9)%	Denmark	3.6%
		Netherlands	3.3%
		Japan	2.8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086844)

SEMIANNUAL SHAREHOLDER REPORT

Focused Global Growth Fund

I Class (AGGIX)	May 31, 2024

This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$47	0.88%

Fund Statistics
Net Assets	$622,292,285
Management Fees (dollars paid during the reporting period)	$3,048,723
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	35

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.7%	United States	69.3%
Short-Term Investments	2.2%	United Kingdom	6.1%
Other Assets and Liabilities	(0.9)%	Denmark	3.6%
		Netherlands	3.3%
		Japan	2.8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086836)

SEMIANNUAL SHAREHOLDER REPORT

Focused Global Growth Fund

Y Class (AGYGX)	May 31, 2024

This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$39	0.73%

Fund Statistics
Net Assets	$622,292,285
Management Fees (dollars paid during the reporting period)	$3,048,723
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	35

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.7%	United States	69.3%
Short-Term Investments	2.2%	United Kingdom	6.1%
Other Assets and Liabilities	(0.9)%	Denmark	3.6%
		Netherlands	3.3%
		Japan	2.8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-2509A844)

SEMIANNUAL SHAREHOLDER REPORT

Focused Global Growth Fund

A Class (AGGRX)	May 31, 2024

This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$71	1.33%

Fund Statistics
Net Assets	$622,292,285
Management Fees (dollars paid during the reporting period)	$3,048,723
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	35

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.7%	United States	69.3%
Short-Term Investments	2.2%	United Kingdom	6.1%
Other Assets and Liabilities	(0.9)%	Denmark	3.6%
		Netherlands	3.3%
		Japan	2.8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086828)

SEMIANNUAL SHAREHOLDER REPORT

Focused Global Growth Fund

C Class (AGLCX)	May 31, 2024

This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$111	2.08%

Fund Statistics
Net Assets	$622,292,285
Management Fees (dollars paid during the reporting period)	$3,048,723
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	35

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.7%	United States	69.3%
Short-Term Investments	2.2%	United Kingdom	6.1%
Other Assets and Liabilities	(0.9)%	Denmark	3.6%
		Netherlands	3.3%
		Japan	2.8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086695)

SEMIANNUAL SHAREHOLDER REPORT

Focused Global Growth Fund

R Class (AGORX)	May 31, 2024

This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$84	1.58%

Fund Statistics
Net Assets	$622,292,285
Management Fees (dollars paid during the reporting period)	$3,048,723
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	35

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.7%	United States	69.3%
Short-Term Investments	2.2%	United Kingdom	6.1%
Other Assets and Liabilities	(0.9)%	Denmark	3.6%
		Netherlands	3.3%
		Japan	2.8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086620)

SEMIANNUAL SHAREHOLDER REPORT

Focused Global Growth Fund

R5 Class (AGFGX)	May 31, 2024

This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$47	0.88%

Fund Statistics
Net Assets	$622,292,285
Management Fees (dollars paid during the reporting period)	$3,048,723
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	35

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.7%	United States	69.3%
Short-Term Investments	2.2%	United Kingdom	6.1%
Other Assets and Liabilities	(0.9)%	Denmark	3.6%
		Netherlands	3.3%
		Japan	2.8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-2509A869)

SEMIANNUAL SHAREHOLDER REPORT

Focused Global Growth Fund

R6 Class (AGGDX)	May 31, 2024

This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$39	0.73%

Fund Statistics
Net Assets	$622,292,285
Management Fees (dollars paid during the reporting period)	$3,048,723
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	35

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.7%	United States	69.3%
Short-Term Investments	2.2%	United Kingdom	6.1%
Other Assets and Liabilities	(0.9)%	Denmark	3.6%
		Netherlands	3.3%
		Japan	2.8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086414)

SEMIANNUAL SHAREHOLDER REPORT

Focused International Growth Fund

Investor Class (AFCNX)	May 31, 2024

This semi-annual shareholder report contains important information about Focused International Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$57	1.09%

Fund Statistics
Net Assets	$93,906,487
Management Fees (dollars paid during the reporting period)	$241,323
Portfolio Turnover Rate	47%
Total Number of Portfolio Holdings	47

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.2%	United Kingdom	15.2%
Short-Term Investments	1.3%	Japan	14.2%
Other Assets and Liabilities	(0.5)%	Netherlands	11.4%
		France	11.0%
		Switzerland	6.6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086224)

SEMIANNUAL SHAREHOLDER REPORT

Focused International Growth Fund

I Class (AFCSX)	May 31, 2024

This semi-annual shareholder report contains important information about Focused International Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$47	0.89%

Fund Statistics
Net Assets	$93,906,487
Management Fees (dollars paid during the reporting period)	$241,323
Portfolio Turnover Rate	47%
Total Number of Portfolio Holdings	47

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.2%	United Kingdom	15.2%
Short-Term Investments	1.3%	Japan	14.2%
Other Assets and Liabilities	(0.5)%	Netherlands	11.4%
		France	11.0%
		Switzerland	6.6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086216)

SEMIANNUAL SHAREHOLDER REPORT

Focused International Growth Fund

A Class (AFCLX)	May 31, 2024

This semi-annual shareholder report contains important information about Focused International Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$70	1.34%

Fund Statistics
Net Assets	$93,906,487
Management Fees (dollars paid during the reporting period)	$241,323
Portfolio Turnover Rate	47%
Total Number of Portfolio Holdings	47

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.2%	United Kingdom	15.2%
Short-Term Investments	1.3%	Japan	14.2%
Other Assets and Liabilities	(0.5)%	Netherlands	11.4%
		France	11.0%
		Switzerland	6.6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086190)

SEMIANNUAL SHAREHOLDER REPORT

Focused International Growth Fund

C Class (AFCHX)	May 31, 2024

This semi-annual shareholder report contains important information about Focused International Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$110	2.09%

Fund Statistics
Net Assets	$93,906,487
Management Fees (dollars paid during the reporting period)	$241,323
Portfolio Turnover Rate	47%
Total Number of Portfolio Holdings	47

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.2%	United Kingdom	15.2%
Short-Term Investments	1.3%	Japan	14.2%
Other Assets and Liabilities	(0.5)%	Netherlands	11.4%
		France	11.0%
		Switzerland	6.6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086182)

SEMIANNUAL SHAREHOLDER REPORT

Focused International Growth Fund

R Class (AFCWX)	May 31, 2024

This semi-annual shareholder report contains important information about Focused International Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$84	1.59%

Fund Statistics
Net Assets	$93,906,487
Management Fees (dollars paid during the reporting period)	$241,323
Portfolio Turnover Rate	47%
Total Number of Portfolio Holdings	47

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.2%	United Kingdom	15.2%
Short-Term Investments	1.3%	Japan	14.2%
Other Assets and Liabilities	(0.5)%	Netherlands	11.4%
		France	11.0%
		Switzerland	6.6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086174)

SEMIANNUAL SHAREHOLDER REPORT

Focused International Growth Fund

R6 Class (AFCMX)	May 31, 2024

This semi-annual shareholder report contains important information about Focused International Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$39	0.74%

Fund Statistics
Net Assets	$93,906,487
Management Fees (dollars paid during the reporting period)	$241,323
Portfolio Turnover Rate	47%
Total Number of Portfolio Holdings	47

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.2%	United Kingdom	15.2%
Short-Term Investments	1.3%	Japan	14.2%
Other Assets and Liabilities	(0.5)%	Netherlands	11.4%
		France	11.0%
		Switzerland	6.6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086166)

SEMIANNUAL SHAREHOLDER REPORT

Focused International Growth Fund

G Class (AFCGX)	May 31, 2024

This semi-annual shareholder report contains important information about Focused International Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$93,906,487
Management Fees (dollars paid during the reporting period)	$241,323
Portfolio Turnover Rate	47%
Total Number of Portfolio Holdings	47

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.2%	United Kingdom	15.2%
Short-Term Investments	1.3%	Japan	14.2%
Other Assets and Liabilities	(0.5)%	Netherlands	11.4%
		France	11.0%
		Switzerland	6.6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-2509A794)

SEMIANNUAL SHAREHOLDER REPORT

Global Small Cap Fund

Investor Class (AGCVX)	May 31, 2024

This semi-annual shareholder report contains important information about Global Small Cap Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$60	1.11%

Fund Statistics
Net Assets	$82,757,966
Management Fees (dollars paid during the reporting period)	$400,566
Portfolio Turnover Rate	58%
Total Number of Portfolio Holdings	136

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.2%	United States	54.0%
Exchange-Traded Funds	1.5%	Japan	7.8%
Short-Term Investments	1.7%	Canada	7.3%
Other Assets and Liabilities	(1.4)%	United Kingdom	4.5%
		India	3.6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-2509A109)

SEMIANNUAL SHAREHOLDER REPORT

Global Small Cap Fund

I Class (AGCSX)	May 31, 2024

This semi-annual shareholder report contains important information about Global Small Cap Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$49	0.91%

Fund Statistics
Net Assets	$82,757,966
Management Fees (dollars paid during the reporting period)	$400,566
Portfolio Turnover Rate	58%
Total Number of Portfolio Holdings	136

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.2%	United States	54.0%
Exchange-Traded Funds	1.5%	Japan	7.8%
Short-Term Investments	1.7%	Canada	7.3%
Other Assets and Liabilities	(1.4)%	United Kingdom	4.5%
		India	3.6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-2509A208)

SEMIANNUAL SHAREHOLDER REPORT

Global Small Cap Fund

A Class (AGCLX)	May 31, 2024

This semi-annual shareholder report contains important information about Global Small Cap Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$73	1.36%

Fund Statistics
Net Assets	$82,757,966
Management Fees (dollars paid during the reporting period)	$400,566
Portfolio Turnover Rate	58%
Total Number of Portfolio Holdings	136

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.2%	United States	54.0%
Exchange-Traded Funds	1.5%	Japan	7.8%
Short-Term Investments	1.7%	Canada	7.3%
Other Assets and Liabilities	(1.4)%	United Kingdom	4.5%
		India	3.6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-2509A307)

SEMIANNUAL SHAREHOLDER REPORT

Global Small Cap Fund

C Class (AGCHX)	May 31, 2024

This semi-annual shareholder report contains important information about Global Small Cap Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$113	2.11%

Fund Statistics
Net Assets	$82,757,966
Management Fees (dollars paid during the reporting period)	$400,566
Portfolio Turnover Rate	58%
Total Number of Portfolio Holdings	136

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.2%	United States	54.0%
Exchange-Traded Funds	1.5%	Japan	7.8%
Short-Term Investments	1.7%	Canada	7.3%
Other Assets and Liabilities	(1.4)%	United Kingdom	4.5%
		India	3.6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-2509A406)

SEMIANNUAL SHAREHOLDER REPORT

Global Small Cap Fund

R Class (AGCWX)	May 31, 2024

This semi-annual shareholder report contains important information about Global Small Cap Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$86	1.61%

Fund Statistics
Net Assets	$82,757,966
Management Fees (dollars paid during the reporting period)	$400,566
Portfolio Turnover Rate	58%
Total Number of Portfolio Holdings	136

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.2%	United States	54.0%
Exchange-Traded Funds	1.5%	Japan	7.8%
Short-Term Investments	1.7%	Canada	7.3%
Other Assets and Liabilities	(1.4)%	United Kingdom	4.5%
		India	3.6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-2509A505)

SEMIANNUAL SHAREHOLDER REPORT

Global Small Cap Fund

R6 Class (AGCTX)	May 31, 2024

This semi-annual shareholder report contains important information about Global Small Cap Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$41	0.76%

Fund Statistics
Net Assets	$82,757,966
Management Fees (dollars paid during the reporting period)	$400,566
Portfolio Turnover Rate	58%
Total Number of Portfolio Holdings	136

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.2%	United States	54.0%
Exchange-Traded Funds	1.5%	Japan	7.8%
Short-Term Investments	1.7%	Canada	7.3%
Other Assets and Liabilities	(1.4)%	United Kingdom	4.5%
		India	3.6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-2509A604)

SEMIANNUAL SHAREHOLDER REPORT

International Growth Fund

Investor Class (TWIEX)	May 31, 2024

This semi-annual shareholder report contains important information about International Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$66	1.25%

Fund Statistics
Net Assets	$2,928,263,267
Management Fees (dollars paid during the reporting period)	$7,806,415
Portfolio Turnover Rate	32%
Total Number of Portfolio Holdings	93

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United Kingdom	18.4%
Short-Term Investments	1.7%	Japan	16.9%
Other Assets and Liabilities	(1.0)%	France	16.5%
		Netherlands	8.4%
		Switzerland	7.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086109)

SEMIANNUAL SHAREHOLDER REPORT

International Growth Fund

I Class (TGRIX)	May 31, 2024

This semi-annual shareholder report contains important information about International Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$55	1.05%

Fund Statistics
Net Assets	$2,928,263,267
Management Fees (dollars paid during the reporting period)	$7,806,415
Portfolio Turnover Rate	32%
Total Number of Portfolio Holdings	93

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United Kingdom	18.4%
Short-Term Investments	1.7%	Japan	16.9%
Other Assets and Liabilities	(1.0)%	France	16.5%
		Netherlands	8.4%
		Switzerland	7.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086208)

SEMIANNUAL SHAREHOLDER REPORT

International Growth Fund

Y Class (ATYGX)	May 31, 2024

This semi-annual shareholder report contains important information about International Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$48	0.90%

Fund Statistics
Net Assets	$2,928,263,267
Management Fees (dollars paid during the reporting period)	$7,806,415
Portfolio Turnover Rate	32%
Total Number of Portfolio Holdings	93

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United Kingdom	18.4%
Short-Term Investments	1.7%	Japan	16.9%
Other Assets and Liabilities	(1.0)%	France	16.5%
		Netherlands	8.4%
		Switzerland	7.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-2509A703)

SEMIANNUAL SHAREHOLDER REPORT

International Growth Fund

A Class (TWGAX)	May 31, 2024

This semi-annual shareholder report contains important information about International Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$79	1.50%

Fund Statistics
Net Assets	$2,928,263,267
Management Fees (dollars paid during the reporting period)	$7,806,415
Portfolio Turnover Rate	32%
Total Number of Portfolio Holdings	93

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United Kingdom	18.4%
Short-Term Investments	1.7%	Japan	16.9%
Other Assets and Liabilities	(1.0)%	France	16.5%
		Netherlands	8.4%
		Switzerland	7.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086406)

SEMIANNUAL SHAREHOLDER REPORT

International Growth Fund

C Class (AIWCX)	May 31, 2024

This semi-annual shareholder report contains important information about International Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$118	2.25%

Fund Statistics
Net Assets	$2,928,263,267
Management Fees (dollars paid during the reporting period)	$7,806,415
Portfolio Turnover Rate	32%
Total Number of Portfolio Holdings	93

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United Kingdom	18.4%
Short-Term Investments	1.7%	Japan	16.9%
Other Assets and Liabilities	(1.0)%	France	16.5%
		Netherlands	8.4%
		Switzerland	7.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086687)

SEMIANNUAL SHAREHOLDER REPORT

International Growth Fund

R Class (ATGRX)	May 31, 2024

This semi-annual shareholder report contains important information about International Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$92	1.75%

Fund Statistics
Net Assets	$2,928,263,267
Management Fees (dollars paid during the reporting period)	$7,806,415
Portfolio Turnover Rate	32%
Total Number of Portfolio Holdings	93

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United Kingdom	18.4%
Short-Term Investments	1.7%	Japan	16.9%
Other Assets and Liabilities	(1.0)%	France	16.5%
		Netherlands	8.4%
		Switzerland	7.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086646)

SEMIANNUAL SHAREHOLDER REPORT

International Growth Fund

R5 Class (ATGGX)	May 31, 2024

This semi-annual shareholder report contains important information about International Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$55	1.05%

Fund Statistics
Net Assets	$2,928,263,267
Management Fees (dollars paid during the reporting period)	$7,806,415
Portfolio Turnover Rate	32%
Total Number of Portfolio Holdings	93

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United Kingdom	18.4%
Short-Term Investments	1.7%	Japan	16.9%
Other Assets and Liabilities	(1.0)%	France	16.5%
		Netherlands	8.4%
		Switzerland	7.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-2509A810)

SEMIANNUAL SHAREHOLDER REPORT

International Growth Fund

R6 Class (ATGDX)	May 31, 2024

This semi-annual shareholder report contains important information about International Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$48	0.90%

Fund Statistics
Net Assets	$2,928,263,267
Management Fees (dollars paid during the reporting period)	$7,806,415
Portfolio Turnover Rate	32%
Total Number of Portfolio Holdings	93

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United Kingdom	18.4%
Short-Term Investments	1.7%	Japan	16.9%
Other Assets and Liabilities	(1.0)%	France	16.5%
		Netherlands	8.4%
		Switzerland	7.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086398)

SEMIANNUAL SHAREHOLDER REPORT

International Growth Fund

G Class (ACAEX)	May 31, 2024

This semi-annual shareholder report contains important information about International Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Fund Statistics
Net Assets	$2,928,263,267
Management Fees (dollars paid during the reporting period)	$7,806,415
Portfolio Turnover Rate	32%
Total Number of Portfolio Holdings	93

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United Kingdom	18.4%
Short-Term Investments	1.7%	Japan	16.9%
Other Assets and Liabilities	(1.0)%	France	16.5%
		Netherlands	8.4%
		Switzerland	7.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-2509A737)

SEMIANNUAL SHAREHOLDER REPORT

International Opportunities Fund

Investor Class (AIOIX)	May 31, 2024

This semi-annual shareholder report contains important information about International Opportunities Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$82	1.56%

Fund Statistics
Net Assets	$442,882,044
Management Fees (dollars paid during the reporting period)	$3,335,804
Portfolio Turnover Rate	61%
Total Number of Portfolio Holdings	135

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.2%	Japan	16.5%
Exchange-Traded Funds	0.0%	Canada	9.0%
Short-Term Investments	1.4%	India	8.3%
Other Assets and Liabilities	(1.6)%	United Kingdom	8.3%
		Taiwan	7.6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086745)

SEMIANNUAL SHAREHOLDER REPORT

International Opportunities Fund

I Class (ACIOX)	May 31, 2024

This semi-annual shareholder report contains important information about International Opportunities Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$72	1.36%

Fund Statistics
Net Assets	$442,882,044
Management Fees (dollars paid during the reporting period)	$3,335,804
Portfolio Turnover Rate	61%
Total Number of Portfolio Holdings	135

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.2%	Japan	16.5%
Exchange-Traded Funds	0.0%	Canada	9.0%
Short-Term Investments	1.4%	India	8.3%
Other Assets and Liabilities	(1.6)%	United Kingdom	8.3%
		Taiwan	7.6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086737)

SEMIANNUAL SHAREHOLDER REPORT

International Opportunities Fund

A Class (AIVOX)	May 31, 2024

This semi-annual shareholder report contains important information about International Opportunities Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$95	1.81%

Fund Statistics
Net Assets	$442,882,044
Management Fees (dollars paid during the reporting period)	$3,335,804
Portfolio Turnover Rate	61%
Total Number of Portfolio Holdings	135

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.2%	Japan	16.5%
Exchange-Traded Funds	0.0%	Canada	9.0%
Short-Term Investments	1.4%	India	8.3%
Other Assets and Liabilities	(1.6)%	United Kingdom	8.3%
		Taiwan	7.6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086455)

SEMIANNUAL SHAREHOLDER REPORT

International Opportunities Fund

C Class (AIOCX)	May 31, 2024

This semi-annual shareholder report contains important information about International Opportunities Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$134	2.56%

Fund Statistics
Net Assets	$442,882,044
Management Fees (dollars paid during the reporting period)	$3,335,804
Portfolio Turnover Rate	61%
Total Number of Portfolio Holdings	135

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.2%	Japan	16.5%
Exchange-Traded Funds	0.0%	Canada	9.0%
Short-Term Investments	1.4%	India	8.3%
Other Assets and Liabilities	(1.6)%	United Kingdom	8.3%
		Taiwan	7.6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086448)

SEMIANNUAL SHAREHOLDER REPORT

International Opportunities Fund

R Class (AIORX)	May 31, 2024

This semi-annual shareholder report contains important information about International Opportunities Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$108	2.06%

Fund Statistics
Net Assets	$442,882,044
Management Fees (dollars paid during the reporting period)	$3,335,804
Portfolio Turnover Rate	61%
Total Number of Portfolio Holdings	135

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.2%	Japan	16.5%
Exchange-Traded Funds	0.0%	Canada	9.0%
Short-Term Investments	1.4%	India	8.3%
Other Assets and Liabilities	(1.6)%	United Kingdom	8.3%
		Taiwan	7.6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086430)

SEMIANNUAL SHAREHOLDER REPORT

International Small-Mid Cap Fund

Investor Class (ANTSX)	May 31, 2024

This semi-annual shareholder report contains important information about International Small-Mid Cap Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$78	1.44%

Fund Statistics
Net Assets	$564,397,983
Management Fees (dollars paid during the reporting period)	$638,567
Portfolio Turnover Rate	55%
Total Number of Portfolio Holdings	118

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.1%	Japan	26.4%
Exchange-Traded Funds	0.0%	United Kingdom	13.0%
Short-Term Investments	0.5%	Australia	9.9%
Other Assets and Liabilities	0.4%	Canada	6.9%
		Spain	5.8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086323)

SEMIANNUAL SHAREHOLDER REPORT

International Small-Mid Cap Fund

G Class (ANTMX)	May 31, 2024

This semi-annual shareholder report contains important information about International Small-Mid Cap Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Fund Statistics
Net Assets	$564,397,983
Management Fees (dollars paid during the reporting period)	$638,567
Portfolio Turnover Rate	55%
Total Number of Portfolio Holdings	118

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.1%	Japan	26.4%
Exchange-Traded Funds	0.0%	United Kingdom	13.0%
Short-Term Investments	0.5%	Australia	9.9%
Other Assets and Liabilities	0.4%	Canada	6.9%
		Spain	5.8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086315)

SEMIANNUAL SHAREHOLDER REPORT

International Value Fund

Investor Class (ACEVX)	May 31, 2024

This semi-annual shareholder report contains important information about International Value Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$60	1.11%

Fund Statistics
Net Assets	$1,555,231,363
Management Fees (dollars paid during the reporting period)	$1,326,950
Portfolio Turnover Rate	34%
Total Number of Portfolio Holdings	169

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	24.0%
Short-Term Investments	4.1%	United Kingdom	18.4%
Other Assets and Liabilities	(3.0)%	France	11.9%
		Germany	7.3%
		Italy	6.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086588)

SEMIANNUAL SHAREHOLDER REPORT

International Value Fund

I Class (ACVUX)	May 31, 2024

This semi-annual shareholder report contains important information about International Value Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$49	0.91%

Fund Statistics
Net Assets	$1,555,231,363
Management Fees (dollars paid during the reporting period)	$1,326,950
Portfolio Turnover Rate	34%
Total Number of Portfolio Holdings	169

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	24.0%
Short-Term Investments	4.1%	United Kingdom	18.4%
Other Assets and Liabilities	(3.0)%	France	11.9%
		Germany	7.3%
		Italy	6.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086570)

SEMIANNUAL SHAREHOLDER REPORT

International Value Fund

A Class (MEQAX)	May 31, 2024

This semi-annual shareholder report contains important information about International Value Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$73	1.36%

Fund Statistics
Net Assets	$1,555,231,363
Management Fees (dollars paid during the reporting period)	$1,326,950
Portfolio Turnover Rate	34%
Total Number of Portfolio Holdings	169

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	24.0%
Short-Term Investments	4.1%	United Kingdom	18.4%
Other Assets and Liabilities	(3.0)%	France	11.9%
		Germany	7.3%
		Italy	6.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086562)

SEMIANNUAL SHAREHOLDER REPORT

International Value Fund

C Class (ACCOX)	May 31, 2024

This semi-annual shareholder report contains important information about International Value Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$113	2.11%

Fund Statistics
Net Assets	$1,555,231,363
Management Fees (dollars paid during the reporting period)	$1,326,950
Portfolio Turnover Rate	34%
Total Number of Portfolio Holdings	169

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	24.0%
Short-Term Investments	4.1%	United Kingdom	18.4%
Other Assets and Liabilities	(3.0)%	France	11.9%
		Germany	7.3%
		Italy	6.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086547)

SEMIANNUAL SHAREHOLDER REPORT

International Value Fund

R Class (ACVRX)	May 31, 2024

This semi-annual shareholder report contains important information about International Value Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$86	1.61%

Fund Statistics
Net Assets	$1,555,231,363
Management Fees (dollars paid during the reporting period)	$1,326,950
Portfolio Turnover Rate	34%
Total Number of Portfolio Holdings	169

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	24.0%
Short-Term Investments	4.1%	United Kingdom	18.4%
Other Assets and Liabilities	(3.0)%	France	11.9%
		Germany	7.3%
		Italy	6.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086539)

SEMIANNUAL SHAREHOLDER REPORT

International Value Fund

R6 Class (ACVDX)	May 31, 2024

This semi-annual shareholder report contains important information about International Value Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$41	0.76%

Fund Statistics
Net Assets	$1,555,231,363
Management Fees (dollars paid during the reporting period)	$1,326,950
Portfolio Turnover Rate	34%
Total Number of Portfolio Holdings	169

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	24.0%
Short-Term Investments	4.1%	United Kingdom	18.4%
Other Assets and Liabilities	(3.0)%	France	11.9%
		Germany	7.3%
		Italy	6.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086380)

SEMIANNUAL SHAREHOLDER REPORT

International Value Fund

G Class (ACAFX)	May 31, 2024

This semi-annual shareholder report contains important information about International Value Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Fund Statistics
Net Assets	$1,555,231,363
Management Fees (dollars paid during the reporting period)	$1,326,950
Portfolio Turnover Rate	34%
Total Number of Portfolio Holdings	169

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	24.0%
Short-Term Investments	4.1%	United Kingdom	18.4%
Other Assets and Liabilities	(3.0)%	France	11.9%
		Germany	7.3%
		Italy	6.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-2509A745)

SEMIANNUAL SHAREHOLDER REPORT

Non-U.S. Intrinsic Value Fund

Investor Class (ANTUX)	May 31, 2024

This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$63	1.19%

Fund Statistics
Net Assets	$608,015,814
Management Fees (dollars paid during the reporting period)	$620,847
Portfolio Turnover Rate	30%
Total Number of Portfolio Holdings	53

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.7%	United Kingdom	28.7%
Short-Term Investments	0.6%	France	16.8%
Other Assets and Liabilities	0.7%	South Korea	9.8%
		Netherlands	7.8%
		Switzerland	7.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086158)

SEMIANNUAL SHAREHOLDER REPORT

Non-U.S. Intrinsic Value Fund

I Class (ANVHX)	May 31, 2024

This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$53	0.99%

Fund Statistics
Net Assets	$608,015,814
Management Fees (dollars paid during the reporting period)	$620,847
Portfolio Turnover Rate	30%
Total Number of Portfolio Holdings	53

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.7%	United Kingdom	28.7%
Short-Term Investments	0.6%	France	16.8%
Other Assets and Liabilities	0.7%	South Korea	9.8%
		Netherlands	7.8%
		Switzerland	7.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-2509A786)

SEMIANNUAL SHAREHOLDER REPORT

Non-U.S. Intrinsic Value Fund

A Class (ANVLX)	May 31, 2024

This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$77	1.44%

Fund Statistics
Net Assets	$608,015,814
Management Fees (dollars paid during the reporting period)	$620,847
Portfolio Turnover Rate	30%
Total Number of Portfolio Holdings	53

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.7%	United Kingdom	28.7%
Short-Term Investments	0.6%	France	16.8%
Other Assets and Liabilities	0.7%	South Korea	9.8%
		Netherlands	7.8%
		Switzerland	7.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-2509A778)

SEMIANNUAL SHAREHOLDER REPORT

Non-U.S. Intrinsic Value Fund

R Class (ANVRX)	May 31, 2024

This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$90	1.69%

Fund Statistics
Net Assets	$608,015,814
Management Fees (dollars paid during the reporting period)	$620,847
Portfolio Turnover Rate	30%
Total Number of Portfolio Holdings	53

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.7%	United Kingdom	28.7%
Short-Term Investments	0.6%	France	16.8%
Other Assets and Liabilities	0.7%	South Korea	9.8%
		Netherlands	7.8%
		Switzerland	7.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-2509A760)

SEMIANNUAL SHAREHOLDER REPORT

Non-U.S. Intrinsic Value Fund

R6 Class (ANVMX)	May 31, 2024

This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$45	0.84%

Fund Statistics
Net Assets	$608,015,814
Management Fees (dollars paid during the reporting period)	$620,847
Portfolio Turnover Rate	30%
Total Number of Portfolio Holdings	53

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.7%	United Kingdom	28.7%
Short-Term Investments	0.6%	France	16.8%
Other Assets and Liabilities	0.7%	South Korea	9.8%
		Netherlands	7.8%
		Switzerland	7.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-2509A752)

SEMIANNUAL SHAREHOLDER REPORT

Non-U.S. Intrinsic Value Fund

G Class (ANTGX)	May 31, 2024

This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.04%

Fund Statistics
Net Assets	$608,015,814
Management Fees (dollars paid during the reporting period)	$620,847
Portfolio Turnover Rate	30%
Total Number of Portfolio Holdings	53

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.7%	United Kingdom	28.7%
Short-Term Investments	0.6%	France	16.8%
Other Assets and Liabilities	0.7%	South Korea	9.8%
		Netherlands	7.8%
		Switzerland	7.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(S-25086141)

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Semiannual Financial Statements and Other Information

May 31, 2024

Emerging Markets Fund
Investor Class (TWMIX)
I Class (AMKIX)
Y Class (AEYMX)
A Class (AEMMX)
C Class (ACECX)
R Class (AEMRX)
R5 Class (AEGMX)
R6 Class (AEDMX)
G Class (ACADX)

Schedule of Investments

MAY 31, 2024 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.5%
Brazil — 6.3%
Banco BTG Pactual SA	3,089,100	$18,637,317
Embraer SA, ADR(1)	1,055,068	29,320,340
Hapvida Participacoes e Investimentos SA(1)	14,785,355	11,150,470
NU Holdings Ltd., Class A(1)	2,054,071	24,402,363
PRIO SA	1,071,200	8,474,290
Sendas Distribuidora SA(1)	3,810,300	8,896,433
Vale SA, ADR	867,032	10,447,735
WEG SA	1,674,200	12,042,609
		123,371,557
China — 27.0%
Aier Eye Hospital Group Co. Ltd., Class A	4,365,890	7,274,993
Alibaba Group Holding Ltd., ADR	228,767	17,921,607
BYD Co. Ltd., H Shares	1,123,500	31,524,579
China Construction Bank Corp., H Shares	62,689,000	44,491,891
China Railway Group Ltd., H Shares	18,300,000	9,860,406
China State Construction International Holdings Ltd.	19,346,000	25,614,204
Contemporary Amperex Technology Co. Ltd., Class A	581,560	15,790,576
ENN Energy Holdings Ltd.	1,952,800	18,040,000
H World Group Ltd., ADR	321,717	11,977,524
Industrial & Commercial Bank of China Ltd., H Shares	33,521,740	18,991,323
Kweichow Moutai Co. Ltd., A Shares	146,810	33,304,054
Meituan, Class B(1)	1,444,340	19,680,832
NetEase, Inc.	1,733,600	30,829,939
New Oriental Education & Technology Group, Inc., ADR(1)(2)	239,283	19,125,890
Ping An Insurance Group Co. of China Ltd., H Shares	3,049,500	15,510,563
Shenzhou International Group Holdings Ltd.	1,805,200	18,182,868
Sungrow Power Supply Co. Ltd., A Shares	835,799	11,354,407
Tencent Holdings Ltd.	2,386,300	110,708,954
Trip.com Group Ltd.(1)	813,400	41,572,099
Weichai Power Co. Ltd., H Shares	5,346,000	9,603,175
Yantai Jereh Oilfield Services Group Co. Ltd., A Shares	3,192,929	15,382,526
		526,742,410
Hong Kong — 0.9%
Sands China Ltd.(1)	6,974,000	16,714,370
India — 17.7%
Apollo Hospitals Enterprise Ltd.	338,488	23,716,545
Bajaj Auto Ltd.	250,020	27,229,926
DLF Ltd.	1,123,059	11,000,705
Godrej Consumer Products Ltd.	1,443,769	22,019,145
HDFC Bank Ltd.	867,319	15,931,643
ICICI Bank Ltd., ADR	2,088,358	55,842,693
Infosys Ltd., ADR(2)	594,469	9,957,356
InterGlobe Aviation Ltd.(1)	313,690	15,742,404
MakeMyTrip Ltd.(1)	406,568	30,732,475
Reliance Industries Ltd.	1,655,942	56,808,553
Sun Pharmaceutical Industries Ltd.	1,556,580	27,261,067
Varun Beverages Ltd.	1,398,589	23,930,112
2

	Shares	Value
Zomato Ltd.(1)	11,349,919	$24,423,904
		344,596,528
Indonesia — 0.6%
Bank Rakyat Indonesia Persero Tbk. PT	45,326,900	12,149,386
Malaysia — 0.8%
CIMB Group Holdings Bhd.	11,113,709	16,181,480
Mexico — 2.8%
Cemex SAB de CV, ADR(1)	3,279,686	24,696,035
Fomento Economico Mexicano SAB de CV, ADR	129,243	14,813,833
Grupo Financiero Banorte SAB de CV, Class O	1,582,948	15,036,910
		54,546,778
Peru — 0.9%
Credicorp Ltd.	108,625	17,957,885
Philippines — 0.5%
Ayala Land, Inc.	20,581,480	9,255,517
Russia(3) — 0.0%
Novatek PJSC	1,100,400	1
Saudi Arabia — 3.8%
Al Rajhi Bank	681,065	13,873,083
Alinma Bank	1,171,026	9,570,011
Arabian Contracting Services Co.	249,118	13,474,571
Elm Co.	87,906	18,770,564
Saudi Arabian Oil Co.	2,326,709	17,987,250
		73,675,479
South Africa — 3.2%
Capitec Bank Holdings Ltd.	152,939	17,356,847
Naspers Ltd., N Shares	160,517	31,819,772
Shoprite Holdings Ltd.	973,672	12,945,622
		62,122,241
South Korea — 11.5%
Hyundai Motor Co.	73,950	13,570,106
KB Financial Group, Inc.	384,075	22,080,583
NAVER Corp.	74,736	9,252,240
Samsung Biologics Co. Ltd.(1)	17,800	9,390,311
Samsung Electro-Mechanics Co. Ltd.	66,173	7,432,422
Samsung Electronics Co. Ltd.	1,980,890	104,953,100
SK Hynix, Inc.	416,882	57,441,438
		224,120,200
Taiwan — 16.7%
Asustek Computer, Inc.	715,000	11,383,055
Chailease Holding Co. Ltd.	2,090,112	9,843,734
Delta Electronics, Inc.	1,337,000	13,472,287
E Ink Holdings, Inc.	1,962,000	13,342,678
E.Sun Financial Holding Co. Ltd.	14,758,624	13,051,261
MediaTek, Inc.	555,000	21,253,211
Nanya Technology Corp.	5,566,000	11,133,683
Taiwan Semiconductor Manufacturing Co. Ltd.	7,904,713	202,423,347
Wiwynn Corp.	384,000	29,389,236
		325,292,492
Thailand — 2.7%
CP ALL PCL	12,607,700	19,635,575
Minor International PCL	18,402,700	15,774,051
PTT Exploration & Production PCL	4,138,300	17,390,757
		52,800,383
3

	Shares	Value
Turkey — 1.9%
BIM Birlesik Magazalar AS	2,483,101	$36,982,877
United Arab Emirates — 1.3%
Emaar Properties PJSC	12,637,408	26,357,053
United States — 0.9%
MercadoLibre, Inc.(1)	10,503	18,123,767
TOTAL COMMON STOCKS (Cost $1,434,916,940)		1,940,990,404
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	68,251	68,251
State Street Navigator Securities Lending Government Money Market Portfolio(4)	10,870,658	10,870,658
		10,938,909
Repurchase Agreements — 0.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45 - 2/15/49, valued at $1,052,087), in a joint trading account at 5.29%, dated 5/31/24, due 6/3/24 (Delivery value $1,024,301)		1,023,850
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 4/30/27, valued at $10,354,046), at 5.31%, dated 5/31/24, due 6/3/24 (Delivery value $10,155,492)		10,151,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 1.00% - 3.625%, 10/31/26 - 2/15/53, valued at $4,184,903), at 5.30%, dated 5/31/24, due 6/3/24 (Delivery value $4,102,811)		4,101,000
		15,275,850
TOTAL SHORT-TERM INVESTMENTS (Cost $26,214,759)		26,214,759
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $1,461,131,699)		1,967,205,163
OTHER ASSETS AND LIABILITIES — (0.8)%		(16,454,173)
TOTAL NET ASSETS — 100.0%		$1,950,750,990

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	25.7%
Financials	17.5%
Consumer Discretionary	17.4%
Consumer Staples	8.8%
Communication Services	8.4%
Industrials	6.6%
Energy	6.0%
Health Care	4.0%
Real Estate	2.4%
Materials	1.8%
Utilities	0.9%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.8)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $10,559,708. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $10,870,658.

See Notes to Financial Statements.
4

Statement of Assets and Liabilities

MAY 31, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,450,261,041) — including $10,559,708 of securities on loan	$1,956,334,505
Investment made with cash collateral received for securities on loan, at value (cost of $10,870,658)	10,870,658
Total investment securities, at value (cost of $1,461,131,699)	1,967,205,163
Foreign currency holdings, at value (cost of $1,058,490)	1,058,059
Receivable for capital shares sold	1,633,119
Dividends and interest receivable	1,638,231
Securities lending receivable	7,348
Other assets	200,603
1,971,742,523

Liabilities
Payable for collateral received for securities on loan	10,870,658
Payable for capital shares redeemed	2,250,338
Accrued management fees	1,087,237
Distribution and service fees payable	16,701
Accrued foreign taxes	6,766,599
20,991,533

Net Assets	$1,950,750,990

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,279,342,718
Distributable earnings (loss)	(328,591,728)
$1,950,750,990

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$314,991,917	29,733,819	$10.59
I Class, $0.01 Par Value	$433,520,594	39,842,075	$10.88
Y Class, $0.01 Par Value	$40,977,063	3,759,155	$10.90
A Class, $0.01 Par Value	$36,096,504	3,538,114	$10.20
C Class, $0.01 Par Value	$7,191,246	782,540	$9.19
R Class, $0.01 Par Value	$5,646,869	551,071	$10.25
R5 Class, $0.01 Par Value	$1,244,990	114,333	$10.89
R6 Class, $0.01 Par Value	$325,697,392	29,922,968	$10.88
G Class, $0.01 Par Value	$785,384,415	71,613,977	$10.97
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $10.82 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
5

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,742,945)	$17,539,037
Interest	222,215
Securities lending, net	12,502
17,773,754

Expenses:
Management fees	10,423,306
Distribution and service fees:
A Class	46,965
C Class	40,321
R Class	13,569
Directors' fees and expenses	30,237
Other expenses	233,527
10,787,925
Fees waived - G Class	(3,548,417)
7,239,508

Net investment income (loss)	10,534,246

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $2,457,553)	50,336,943
Foreign currency translation transactions	(569,739)
49,767,204

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(3,470,651))	138,320,518
Translation of assets and liabilities in foreign currencies	6,547
138,327,065

Net realized and unrealized gain (loss)	188,094,269

Net Increase (Decrease) in Net Assets Resulting from Operations	$198,628,515

See Notes to Financial Statements.
6

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2024 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2023
Increase (Decrease) in Net Assets	May 31, 2024	November 30, 2023
Operations
Net investment income (loss)	$10,534,246	$38,370,735
Net realized gain (loss)	49,767,204	(275,108,189)
Change in net unrealized appreciation (depreciation)	138,327,065	243,204,662
Net increase (decrease) in net assets resulting from operations	198,628,515	6,467,208

Distributions to Shareholders
From earnings:
Investor Class	(4,361,760)	(7,908,718)
I Class	(7,257,740)	(17,845,842)
Y Class	(551,472)	(843,213)
A Class	(430,427)	(1,076,143)
C Class	(32,481)	(214,857)
R Class	(44,517)	(112,728)
R5 Class	(139,050)	(237,310)
R6 Class	(7,344,369)	(15,916,126)
G Class	(18,625,613)	(20,631,687)
Decrease in net assets from distributions	(38,787,429)	(64,786,624)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(344,391,150)	(542,582,034)

Net increase (decrease) in net assets	(184,550,064)	(600,901,450)

Net Assets
Beginning of period	2,135,301,054	2,736,202,504
End of period	$1,950,750,990	$2,135,301,054

See Notes to Financial Statements.
7

Notes to Financial Statements

MAY 31, 2024 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Emerging Markets Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

8

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$10,870,658	—	—	—	$10,870,658
Gross amount of recognized liabilities for securities lending transactions					$10,870,658
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

9

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 25% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class	G Class
1.25%	1.05%	0.90%	1.25%	1.25%	1.25%	1.05%	0.90%	0.00%(1)
(1)Annual management fee before waiver was 0.90%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2024 were $279,403,654 and $663,546,585, respectively.

10

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2024		Year ended November 30, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,000,000,000		1,000,000,000
Sold	3,143,557	$30,976,926	3,656,054	$36,283,668
Issued in reinvestment of distributions	432,357	4,258,569	800,057	7,704,547
Redeemed	(5,061,614)	(52,356,152)	(9,949,067)	(98,170,889)
	(1,485,700)	(17,120,657)	(5,492,956)	(54,182,674)
I Class/Shares Authorized	1,400,000,000		1,400,000,000
Sold	4,556,751	47,544,167	18,371,410	186,971,811
Issued in reinvestment of distributions	653,946	6,611,393	1,688,115	16,678,573
Redeemed	(15,703,624)	(163,615,809)	(50,178,089)	(504,979,214)
	(10,492,927)	(109,460,249)	(30,118,564)	(301,328,830)
Y Class/Shares Authorized	40,000,000		40,000,000
Sold	724,929	7,511,510	1,864,558	18,995,855
Issued in reinvestment of distributions	53,344	539,843	82,397	814,907
Redeemed	(305,948)	(3,200,144)	(2,331,774)	(23,804,303)
	472,325	4,851,209	(384,819)	(3,993,541)
A Class/Shares Authorized	100,000,000		100,000,000
Sold	412,268	4,069,973	1,531,564	14,418,387
Issued in reinvestment of distributions	31,114	295,579	62,812	583,523
Redeemed	(1,000,357)	(9,793,620)	(2,816,817)	(26,851,961)
	(556,975)	(5,428,068)	(1,222,441)	(11,850,051)
C Class/Shares Authorized	45,000,000		45,000,000
Sold	43,957	386,675	72,259	620,177
Issued in reinvestment of distributions	3,353	28,771	22,066	185,358
Redeemed	(320,095)	(2,838,314)	(557,756)	(4,757,802)
	(272,785)	(2,422,868)	(463,431)	(3,952,267)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	84,602	850,447	185,739	1,770,769
Issued in reinvestment of distributions	4,661	44,517	12,069	112,728
Redeemed	(99,458)	(976,748)	(262,324)	(2,443,366)
	(10,195)	(81,784)	(64,516)	(559,869)
R5 Class/Shares Authorized	25,000,000		25,000,000
Sold	46,427	481,314	206,002	2,077,788
Issued in reinvestment of distributions	13,723	138,877	23,973	237,095
Redeemed	(863,170)	(9,175,783)	(352,740)	(3,615,826)
	(803,020)	(8,555,592)	(122,765)	(1,300,943)
R6 Class/Shares Authorized	750,000,000		750,000,000
Sold	5,332,512	55,750,783	15,693,581	158,454,648
Issued in reinvestment of distributions	709,900	7,177,086	1,563,411	15,446,501
Redeemed	(21,821,871)	(228,581,194)	(38,268,284)	(385,099,436)
	(15,779,459)	(165,653,325)	(21,011,292)	(211,198,287)
G Class/Shares Authorized	750,000,000		750,000,000
Sold	4,767,969	48,768,059	10,079,379	101,110,315
Issued in reinvestment of distributions	1,836,846	18,625,613	2,081,906	20,631,687
Redeemed	(10,096,403)	(107,913,488)	(7,434,199)	(75,957,574)
	(3,491,588)	(40,519,816)	4,727,086	45,784,428
Net increase (decrease)	(32,420,324)	$(344,391,150)	(54,153,698)	$(542,582,034)

11

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$64,170,438	$59,201,119	—
China	49,025,021	477,717,389	—
India	96,532,524	248,064,004	—
Mexico	39,509,868	15,036,910	—
Peru	17,957,885	—	—
United States	18,123,767	—	—
Other Countries	—	855,651,479	—
Short-Term Investments	10,938,909	15,275,850	—
	$296,258,412	$1,670,946,751	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,466,251,049
Gross tax appreciation of investments	$605,603,093
Gross tax depreciation of investments	(104,648,979)
Net tax appreciation (depreciation) of investments	$500,954,114

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2023, the fund had accumulated short-term capital losses of $(671,425,496) and accumulated long-term capital losses of $(188,374,163), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
12

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$9.80	0.02	0.90	0.92	(0.13)	$10.59	9.50%	1.28%	1.28%	0.42%	0.42%	13%	$314,992
2023	$10.04	0.10	(0.13)	(0.03)	(0.21)	$9.80	(0.22)%	1.27%	1.27%	1.05%	1.05%	29%	$305,994
2022	$13.67	0.09	(3.61)	(3.52)	(0.11)	$10.04	(25.84)%	1.26%	1.26%	0.84%	0.84%	52%	$368,506
2021	$13.62	0.05	0.08	0.13	(0.08)	$13.67	0.91%	1.25%	1.25%	0.36%	0.36%	35%	$554,001
2020	$11.25	0.04	2.48	2.52	(0.15)	$13.62	22.79%	1.26%	1.26%	0.33%	0.33%	30%	$582,036
2019	$10.19	0.17	0.94	1.11	(0.05)	$11.25	10.99%	1.25%	1.25%	1.59%	1.59%	39%	$606,668
I Class
2024(3)	$10.07	0.03	0.93	0.96	(0.15)	$10.88	9.65%	1.08%	1.08%	0.62%	0.62%	13%	$433,521
2023	$10.30	0.13	(0.13)	—	(0.23)	$10.07	0.02%	1.07%	1.07%	1.25%	1.25%	29%	$507,013
2022	$14.02	0.11	(3.70)	(3.59)	(0.13)	$10.30	(25.69)%	1.06%	1.06%	1.04%	1.04%	52%	$828,883
2021	$13.97	0.09	0.07	0.16	(0.11)	$14.02	1.09%	1.05%	1.05%	0.56%	0.56%	35%	$1,661,545
2020	$11.56	0.06	2.54	2.60	(0.19)	$13.97	22.94%	1.06%	1.06%	0.53%	0.53%	30%	$1,534,445
2019	$10.46	0.20	0.97	1.17	(0.07)	$11.56	11.20%	1.05%	1.05%	1.79%	1.79%	39%	$1,325,801
Y Class
2024(3)	$10.10	0.04	0.93	0.97	(0.17)	$10.90	9.69%	0.93%	0.93%	0.77%	0.77%	13%	$40,977
2023	$10.32	0.13	(0.11)	0.02	(0.24)	$10.10	0.23%	0.92%	0.92%	1.40%	1.40%	29%	$33,189
2022	$14.05	0.13	(3.71)	(3.58)	(0.15)	$10.32	(25.60)%	0.91%	0.91%	1.19%	1.19%	52%	$37,909
2021	$14.00	0.10	0.08	0.18	(0.13)	$14.05	1.24%	0.90%	0.90%	0.71%	0.71%	35%	$39,377
2020	$11.60	0.08	2.54	2.62	(0.22)	$14.00	23.09%	0.91%	0.91%	0.68%	0.68%	30%	$30,169
2019	$10.49	0.26	0.94	1.20	(0.09)	$11.60	11.43%	0.90%	0.90%	1.94%	1.94%	39%	$14,638
A Class
2024(3)	$9.43	0.01	0.87	0.88	(0.11)	$10.20	9.37%	1.53%	1.53%	0.17%	0.17%	13%	$36,097
2023	$9.67	0.08	(0.12)	(0.04)	(0.20)	$9.43	(0.41)%	1.52%	1.52%	0.80%	0.80%	29%	$38,620
2022	$13.17	0.06	(3.48)	(3.42)	(0.08)	$9.67	(26.03)%	1.51%	1.51%	0.59%	0.59%	52%	$51,434
2021	$13.13	0.01	0.07	0.08	(0.04)	$13.17	0.60%	1.50%	1.50%	0.11%	0.11%	35%	$94,363
2020	$10.84	0.01	2.40	2.41	(0.12)	$13.13	22.50%	1.51%	1.51%	0.08%	0.08%	30%	$88,485
2019	$9.81	0.14	0.91	1.05	(0.02)	$10.84	10.71%	1.50%	1.50%	1.34%	1.34%	39%	$78,704

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2024(3)	$8.46	(0.03)	0.79	0.76	(0.03)	$9.19	9.03%	2.28%	2.28%	(0.58)%	(0.58)%	13%	$7,191
2023	$8.71	0.01	(0.11)	(0.10)	(0.15)	$8.46	(1.18)%	2.27%	2.27%	0.05%	0.05%	29%	$8,932
2022	$11.87	(0.02)	(3.14)	(3.16)	—	$8.71	(26.56)%	2.26%	2.26%	(0.16)%	(0.16)%	52%	$13,231
2021	$11.88	(0.08)	0.07	(0.01)	—	$11.87	(0.17)%	2.25%	2.25%	(0.64)%	(0.64)%	35%	$25,448
2020	$9.82	(0.07)	2.17	2.10	(0.04)	$11.88	21.48%	2.26%	2.26%	(0.67)%	(0.67)%	30%	$27,101
2019	$8.93	0.05	0.84	0.89	—	$9.82	9.97%	2.25%	2.25%	0.59%	0.59%	39%	$30,004
R Class
2024(3)	$9.46	—(4)	0.87	0.87	(0.08)	$10.25	9.27%	1.78%	1.78%	(0.08)%	(0.08)%	13%	$5,647
2023	$9.71	0.05	(0.12)	(0.07)	(0.18)	$9.46	(0.69)%	1.77%	1.77%	0.55%	0.55%	29%	$5,309
2022	$13.22	0.03	(3.49)	(3.46)	(0.05)	$9.71	(26.20)%	1.76%	1.76%	0.34%	0.34%	52%	$6,075
2021	$13.17	(0.02)	0.08	0.06	(0.01)	$13.22	0.41%	1.75%	1.75%	(0.14)%	(0.14)%	35%	$7,687
2020	$10.88	(0.02)	2.40	2.38	(0.09)	$13.17	22.11%	1.76%	1.76%	(0.17)%	(0.17)%	30%	$7,466
2019	$9.85	0.12	0.91	1.03	—	$10.88	10.46%	1.75%	1.75%	1.09%	1.09%	39%	$6,825
R5 Class
2024(3)	$10.08	0.03	0.93	0.96	(0.15)	$10.89	9.64%	1.08%	1.08%	0.62%	0.62%	13%	$1,245
2023	$10.31	0.12	(0.12)	—	(0.23)	$10.08	0.02%	1.07%	1.07%	1.25%	1.25%	29%	$9,249
2022	$14.04	0.11	(3.71)	(3.60)	(0.13)	$10.31	(25.67)%	1.06%	1.06%	1.04%	1.04%	52%	$10,725
2021	$13.98	0.06	0.11	0.17	(0.11)	$14.04	1.09%	1.05%	1.05%	0.56%	0.56%	35%	$12,172
2020	$11.57	0.06	2.54	2.60	(0.19)	$13.98	22.92%	1.06%	1.06%	0.53%	0.53%	30%	$3,863
2019	$10.47	0.20	0.97	1.17	(0.07)	$11.57	11.19%	1.05%	1.05%	1.79%	1.79%	39%	$2,444
R6 Class
2024(3)	$10.08	0.04	0.93	0.97	(0.17)	$10.88	9.70%	0.93%	0.93%	0.77%	0.77%	13%	$325,697
2023	$10.31	0.14	(0.13)	0.01	(0.24)	$10.08	0.13%	0.92%	0.92%	1.40%	1.40%	29%	$460,847
2022	$14.03	0.13	(3.70)	(3.57)	(0.15)	$10.31	(25.56)%	0.91%	0.91%	1.19%	1.19%	52%	$687,720
2021	$13.98	0.11	0.07	0.18	(0.13)	$14.03	1.24%	0.90%	0.90%	0.71%	0.71%	35%	$851,240
2020	$11.58	0.08	2.54	2.62	(0.22)	$13.98	23.13%	0.91%	0.91%	0.68%	0.68%	30%	$570,868
2019	$10.48	0.23	0.96	1.19	(0.09)	$11.58	11.45%	0.90%	0.90%	1.94%	1.94%	39%	$405,776
G Class
2024(3)	$10.20	0.09	0.93	1.02	(0.25)	$10.97	10.25%	0.03%	0.93%	1.67%	0.77%	13%	$785,384
2023	$10.40	0.23	(0.13)	0.10	(0.30)	$10.20	1.04%	0.02%	0.92%	2.30%	1.40%	29%	$766,148
2022(5)	$12.44	0.16	(2.08)	(1.92)	(0.12)	$10.40	(15.56)%	0.01%	0.91%	2.42%	1.52%	52%(6)	$731,719

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2024 (unaudited).
(4)Per-share amount was less than $0.005.
(5)April 1, 2022 (commencement of sale) through November 30, 2022.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Contact Us	americancentury.com
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Investor Services Representative	1-800-345-2021 or 816-531-5575
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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92633 2407

Semiannual Financial Statements and Other Information

May 31, 2024

Emerging Markets Small Cap Fund
Investor Class (AECVX)
I Class (AECSX)
A Class (AECLX)
C Class (AECHX)
R Class (AECMX)
R6 Class (AECTX)

Schedule of Investments

MAY 31, 2024 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.9%
Brazil — 7.2%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	45,700	$165,971
Embraer SA, ADR(1)	8,638	240,050
Fleury SA	29,100	77,199
Marcopolo SA, Preference Shares	255,240	313,527
PRIO SA	11,100	87,812
Santos Brasil Participacoes SA	107,200	235,596
Sendas Distribuidora SA(1)	68,300	159,469
VTEX, Class A(1)	26,097	179,026
		1,458,650
Canada — 1.2%
ERO Copper Corp.(1)(2)	11,752	250,224
China — 8.5%
Atour Lifestyle Holdings Ltd., ADR(2)	5,445	96,975
BOC Aviation Ltd.	29,500	219,139
China Lesso Group Holdings Ltd.(1)	188,000	86,655
China Overseas Property Holdings Ltd.	265,000	179,879
Far East Horizon Ltd.	171,000	137,465
Haitian International Holdings Ltd.	86,000	263,778
Henan Pinggao Electric Co. Ltd., Class A	96,400	188,673
Shenzhen Envicool Technology Co. Ltd., Class A	76,440	248,805
Tongcheng Travel Holdings Ltd.(1)	123,200	282,075
		1,703,444
Greece — 1.4%
OPAP SA	6,392	101,610
Piraeus Financial Holdings SA(1)	46,363	182,139
		283,749
Hong Kong — 1.3%
MGM China Holdings Ltd.	148,400	264,011
India — 26.6%
Alembic Pharmaceuticals Ltd.	20,004	221,372
CMS Info Systems Ltd.	19,311	102,756
Crompton Greaves Consumer Electricals Ltd.	68,907	323,906
Fortis Healthcare Ltd.	69,157	393,295
Indian Hotels Co. Ltd.	67,833	454,006
Jyothy Labs Ltd.	52,208	251,390
KEI Industries Ltd.	7,193	353,954
MakeMyTrip Ltd.(1)	4,411	333,427
PB Fintech Ltd.(1)	25,893	401,395
Persistent Systems Ltd.	2,531	103,458
Phoenix Mills Ltd.	12,856	477,920
Poly Medicure Ltd.	13,827	298,739
Prestige Estates Projects Ltd.	24,735	474,159
Shriram Finance Ltd.	7,692	217,291
Supreme Industries Ltd.	3,089	195,783
Torrent Pharmaceuticals Ltd.	5,695	184,178
Varun Beverages Ltd.	26,218	448,595
Wonderla Holidays Ltd.	13,203	133,345
		5,368,969
2

	Shares	Value
Indonesia — 1.5%
Ace Hardware Indonesia Tbk. PT	2,319,400	$117,265
Ciputra Development Tbk. PT	1,430,200	96,781
United Tractors Tbk. PT	63,000	85,667
		299,713
Malaysia — 2.5%
Carlsberg Brewery Malaysia Bhd.	18,800	79,100
Gamuda Bhd.	321,900	414,791
		493,891
Mexico — 6.6%
Corp. Inmobiliaria Vesta SAB de CV(2)	73,921	258,102
GCC SAB de CV	23,492	256,914
Gentera SAB de CV	213,229	329,398
Qualitas Controladora SAB de CV(2)	38,150	489,599
		1,334,013
Philippines — 1.3%
Bloomberry Resorts Corp.(1)	907,300	164,398
International Container Terminal Services, Inc.	17,560	102,617
		267,015
Russia(3) — 0.0%
HeadHunter Group PLC, ADR(1)	776	—
Saudi Arabia — 5.4%
Arabian Contracting Services Co.	3,512	189,961
Catrion Catering Holding Co.	2,967	88,059
Leejam Sports Co. JSC	5,105	269,709
National Medical Care Co.	5,106	252,228
Riyadh Cables Group Co.	5,493	140,834
SAL Saudi Logistics Services	2,054	141,079
		1,081,870
South Africa — 1.6%
Capitec Bank Holdings Ltd.	702	79,669
Clicks Group Ltd.	15,496	243,222
		322,891
South Korea — 11.0%
Cosmax, Inc.	3,179	391,687
Dentium Co. Ltd.	1,436	116,918
Fila Holdings Corp.	3,341	95,305
Han Kuk Carbon Co. Ltd.	8,482	66,395
Hankook Tire & Technology Co. Ltd.	2,647	83,875
HD HYUNDAI MIPO(1)	1,216	63,757
Hyundai Autoever Corp.	880	94,328
IsuPetasys Co. Ltd.	5,420	189,952
Jeisys Medical, Inc.(1)	13,167	112,697
LG H&H Co. Ltd.	966	292,213
LG Innotek Co. Ltd.	428	76,784
Park Systems Corp.	838	109,308
Samsung E&A Co. Ltd.(1)	13,099	221,857
Soulbrain Co. Ltd.	1,252	299,564
		2,214,640
Taiwan — 16.4%
Accton Technology Corp.	11,000	172,242
Airtac International Group	2,000	63,282
Alchip Technologies Ltd.	1,000	89,343
Asia Vital Components Co. Ltd.	15,000	356,050
3

	Shares	Value
ASMedia Technology, Inc.	5,000	$310,419
ASPEED Technology, Inc.	4,000	452,705
Bizlink Holding, Inc.	7,067	60,688
Chailease Holding Co. Ltd.	12,595	59,318
Chroma ATE, Inc.	17,000	150,924
Eclat Textile Co. Ltd.	10,000	150,046
Global Unichip Corp.	7,000	317,103
King Yuan Electronics Co. Ltd.	104,000	284,798
Lotes Co. Ltd.	7,000	349,390
Nien Made Enterprise Co. Ltd.	13,000	141,091
Pegavision Corp.	8,000	117,050
Simplo Technology Co. Ltd.	7,000	89,246
Winbond Electronics Corp.	190,467	147,953
		3,311,648
Thailand — 3.4%
Bumrungrad Hospital PCL	20,100	132,327
Minor International PCL	297,600	255,091
Thai Oil PCL	64,200	90,641
WHA Corp. PCL	1,415,400	210,235
		688,294
Turkey — 1.6%
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	77,197	228,802
Sok Marketler Ticaret AS	55,300	100,762
		329,564
United Arab Emirates — 1.4%
Burjeel Holdings PLC	225,754	169,191
Emirates Central Cooling Systems Corp.	253,653	105,654
		274,845
TOTAL COMMON STOCKS (Cost $16,000,584)		19,947,431
EXCHANGE-TRADED FUNDS — 0.8%
Fubon Taiwan Small-Mid Cap Alpha Momentum 50 ETF (Cost $138,977)	93,000	168,751
SHORT-TERM INVESTMENTS — 2.1%
Money Market Funds — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,820	1,820
State Street Navigator Securities Lending Government Money Market Portfolio(4)	271,792	271,792
		273,612
Repurchase Agreements — 0.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45 - 2/15/49, valued at $10,052), in a joint trading account at 5.29%, dated 5/31/24, due 6/3/24 (Delivery value $9,786)		9,782
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.50%, 4/30/27, valued at $137,732), at 5.31%, dated 5/31/24, due 6/3/24 (Delivery value $135,060)		135,000
		144,782
TOTAL SHORT-TERM INVESTMENTS (Cost $418,394)		418,394
TOTAL INVESTMENT SECURITIES — 101.8% (Cost $16,557,955)		20,534,576
OTHER ASSETS AND LIABILITIES — (1.8)%		(370,852)
TOTAL NET ASSETS — 100.0%		$20,163,724

4

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	18.2%
Industrials	17.6%
Information Technology	16.3%
Health Care	10.3%
Consumer Staples	9.8%
Financials	9.4%
Real Estate	8.4%
Materials	5.3%
Communication Services	1.8%
Energy	1.3%
Utilities	0.5%
Exchange-Traded Funds	0.8%
Short-Term Investments	2.1%
Other Assets and Liabilities	(1.8)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $606,424. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $636,231, which includes securities collateral of $364,439.

See Notes to Financial Statements.
5

Statement of Assets and Liabilities

MAY 31, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $16,286,163) — including $606,424 of securities on loan	$20,262,784
Investment made with cash collateral received for securities on loan, at value (cost of $271,792)	271,792
Total investment securities, at value (cost of $16,557,955)	20,534,576
Foreign currency holdings, at value (cost of $5)	5
Receivable for investments sold	212,039
Receivable for capital shares sold	39,222
Dividends and interest receivable	17,415
Securities lending receivable	529
Other assets	516
20,804,302

Liabilities
Payable for collateral received for securities on loan	271,792
Payable for investments purchased	104,137
Payable for capital shares redeemed	935
Accrued management fees	20,936
Distribution and service fees payable	414
Accrued foreign taxes	242,364
640,578

Net Assets	$20,163,724

Net Assets Consist of:
Capital (par value and paid-in surplus)	$17,208,316
Distributable earnings (loss)	2,955,408
$20,163,724

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$3,050,397	208,976	$14.60
I Class, $0.01 Par Value	$13,600,464	927,072	$14.67
A Class, $0.01 Par Value	$405,339	27,987	$14.48
C Class, $0.01 Par Value	$14,782	1,060	$13.95
R Class, $0.01 Par Value	$736,932	51,412	$14.33
R6 Class, $0.01 Par Value	$2,355,810	159,999	$14.72
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $15.36 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
6

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $13,762)	$149,823
Interest	10,836
Securities lending, net	881
161,540

Expenses:
Management fees	108,290
Distribution and service fees:
A Class	573
C Class	73
R Class	1,724
Directors' fees and expenses	247
Other expenses	75
110,982

Net investment income (loss)	50,558

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $52,485)	272,325
Foreign currency translation transactions	(12,836)
259,489

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(63,565))	956,246
Translation of assets and liabilities in foreign currencies	113
956,359

Net realized and unrealized gain (loss)	1,215,848

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,266,406

See Notes to Financial Statements.
7

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2024 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2023
Increase (Decrease) in Net Assets	May 31, 2024	November 30, 2023
Operations
Net investment income (loss)	$50,558	$117,194
Net realized gain (loss)	259,489	(300,120)
Change in net unrealized appreciation (depreciation)	956,359	1,750,190
Net increase (decrease) in net assets resulting from operations	1,266,406	1,567,264

Distributions to Shareholders
From earnings:
Investor Class	(23,263)	(50,517)
I Class	(103,777)	(137,593)
A Class	(2,472)	(4,405)
C Class	—	(135)
R Class	(1,872)	(7,964)
R6 Class	(24,395)	(26,437)
Decrease in net assets from distributions	(155,779)	(227,051)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	4,653,387	2,422,828

Net increase (decrease) in net assets	5,764,014	3,763,041

Net Assets
Beginning of period	14,399,710	10,636,669
End of period	$20,163,724	$14,399,710

See Notes to Financial Statements.
8

Notes to Financial Statements

MAY 31, 2024 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Emerging Markets Small Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

9

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$271,792	—	—	—	$271,792
Gross amount of recognized liabilities for securities lending transactions					$271,792
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

10

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class
1.39%	1.19%	1.39%	1.39%	1.39%	1.04%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2024 were $9,554,178 and $5,319,769, respectively.

11

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2024		Year ended November 30, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	35,000,000		35,000,000
Sold	47,729	$696,834	24,632	$307,215
Issued in reinvestment of distributions	1,569	22,840	4,214	49,679
Redeemed	(23,938)	(350,553)	(44,108)	(556,922)
	25,360	369,121	(15,262)	(200,028)
I Class/Shares Authorized	30,000,000		30,000,000
Sold	375,057	5,506,454	223,069	2,890,187
Issued in reinvestment of distributions	7,098	103,777	11,621	137,593
Redeemed	(88,012)	(1,286,061)	(115,512)	(1,448,980)
	294,143	4,324,170	119,178	1,578,800
A Class/Shares Authorized	25,000,000		25,000,000
Sold	1,923	27,554	15,288	190,423
Issued in reinvestment of distributions	171	2,472	376	4,405
Redeemed	(7,717)	(111,763)	(2,185)	(29,298)
	(5,623)	(81,737)	13,479	165,530
C Class/Shares Authorized	25,000,000		25,000,000
Issued in reinvestment of distributions	—	—	12	135
R Class/Shares Authorized	20,000,000		20,000,000
Sold	21,364	303,622	22,964	283,693
Issued in reinvestment of distributions	131	1,872	687	7,964
Redeemed	(13,183)	(189,317)	(24,307)	(294,988)
	8,312	116,177	(656)	(3,331)
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	21,059	312,142	116,870	1,406,437
Issued in reinvestment of distributions	1,663	24,395	2,227	26,437
Redeemed	(28,354)	(410,881)	(44,300)	(551,152)
	(5,632)	(74,344)	74,797	881,722
Net increase (decrease)	316,560	$4,653,387	191,548	$2,422,828

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

12

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$849,478	$19,097,953	—
Exchange-Traded Funds	—	168,751	—
Short-Term Investments	273,612	144,782	—
	$1,123,090	$19,411,486	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$16,562,154
Gross tax appreciation of investments	$4,575,688
Gross tax depreciation of investments	(603,266)
Net tax appreciation (depreciation) of investments	$3,972,422

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2023, the fund had accumulated short-term capital losses of $(908,919), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
13

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$13.53	0.03	1.15	1.18	(0.11)	—	(0.11)	$14.60	8.67%	1.39%	0.43%	30%	$3,050
2023	$12.21	0.10	1.47	1.57	(0.25)	—	(0.25)	$13.53	13.15%	1.40%	0.83%	48%	$2,484
2022	$16.48	0.15	(3.20)	(3.05)	(0.02)	(1.20)	(1.22)	$12.21	(19.90)%	1.41%	1.21%	64%	$2,428
2021	$14.23	0.04	2.82	2.86	—	(0.61)	(0.61)	$16.48	20.69%	1.39%	0.25%	52%	$3,451
2020	$12.52	0.04	1.72	1.76	(0.05)	—	(0.05)	$14.23	14.07%	1.54%	0.37%	60%	$2,984
2019	$11.68	0.05	1.20	1.25	—	(0.41)	(0.41)	$12.52	11.36%	1.61%	0.43%	67%	$4,764
I Class
2024(3)	$13.61	0.05	1.15	1.20	(0.14)	—	(0.14)	$14.67	8.76%	1.19%	0.63%	30%	$13,600
2023	$12.28	0.13	1.47	1.60	(0.27)	—	(0.27)	$13.61	13.38%	1.20%	1.03%	48%	$8,615
2022	$16.57	0.18	(3.22)	(3.04)	(0.05)	(1.20)	(1.25)	$12.28	(19.80)%	1.21%	1.41%	64%	$6,309
2021	$14.27	0.07	2.84	2.91	—	(0.61)	(0.61)	$16.57	21.06%	1.19%	0.45%	52%	$6,090
2020	$12.56	0.07	1.71	1.78	(0.07)	—	(0.07)	$14.27	14.25%	1.34%	0.57%	60%	$3,932
2019	$11.69	0.07	1.21	1.28	—	(0.41)	(0.41)	$12.56	11.52%	1.41%	0.63%	67%	$2,386
A Class
2024(3)	$13.41	—(4)	1.15	1.15	(0.08)	—	(0.08)	$14.48	8.54%	1.64%	0.18%	30%	$405
2023	$12.10	0.07	1.46	1.53	(0.22)	—	(0.22)	$13.41	12.90%	1.65%	0.58%	48%	$451
2022	$16.36	0.12	(3.18)	(3.06)	—	(1.20)	(1.20)	$12.10	(20.13)%	1.66%	0.96%	64%	$244
2021	$14.17	(0.01)	2.81	2.80	—	(0.61)	(0.61)	$16.36	20.41%	1.64%	0.00%	52%	$305
2020	$12.47	0.02	1.69	1.71	(0.01)	—	(0.01)	$14.17	13.76%	1.79%	0.12%	60%	$206
2019	$11.66	0.02	1.20	1.22	—	(0.41)	(0.41)	$12.47	11.11%	1.86%	0.18%	67%	$853
C Class
2024(3)	$12.90	(0.04)	1.09	1.05	—	—	—	$13.95	8.06%	2.39%	(0.57)%	30%	$15
2023	$11.64	(0.02)	1.41	1.39	(0.13)	—	(0.13)	$12.90	12.09%	2.40%	(0.17)%	48%	$14
2022	$15.90	0.04	(3.10)	(3.06)	—	(1.20)	(1.20)	$11.64	(20.75)%	2.41%	0.21%	64%	$12
2021	$13.88	(0.12)	2.75	2.63	—	(0.61)	(0.61)	$15.90	19.58%	2.39%	(0.75)%	52%	$10
2020	$12.29	(0.07)	1.66	1.59	—	—	—	$13.88	12.94%	2.54%	(0.63)%	60%	$8
2019	$11.58	(0.07)	1.19	1.12	—	(0.41)	(0.41)	$12.29	10.20%	2.61%	(0.57)%	67%	$684

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024(3)	$13.25	(0.01)	1.13	1.12	(0.04)	—	(0.04)	$14.33	8.44%	1.89%	(0.07)%	30%	$737
2023	$11.96	0.04	1.44	1.48	(0.19)	—	(0.19)	$13.25	12.59%	1.90%	0.33%	48%	$571
2022	$16.23	0.09	(3.16)	(3.07)	—	(1.20)	(1.20)	$11.96	(20.37)%	1.91%	0.71%	64%	$523
2021	$14.09	(0.04)	2.79	2.75	—	(0.61)	(0.61)	$16.23	20.16%	1.89%	(0.25)%	52%	$521
2020	$12.42	(0.01)	1.68	1.67	—	—	—	$14.09	13.54%	2.04%	(0.13)%	60%	$268
2019	$11.64	(0.01)	1.20	1.19	—	(0.41)	(0.41)	$12.42	10.68%	2.11%	(0.07)%	67%	$336
R6 Class
2024(3)	$13.67	0.05	1.16	1.21	(0.16)	—	(0.16)	$14.72	8.89%	1.04%	0.78%	30%	$2,356
2023	$12.33	0.15	1.48	1.63	(0.29)	—	(0.29)	$13.67	13.58%	1.05%	1.18%	48%	$2,265
2022	$16.64	0.20	(3.24)	(3.04)	(0.07)	(1.20)	(1.27)	$12.33	(19.66)%	1.06%	1.56%	64%	$1,120
2021	$14.31	0.10	2.84	2.94	—	(0.61)	(0.61)	$16.64	21.15%	1.04%	0.60%	52%	$18
2020	$12.59	0.10	1.71	1.81	(0.09)	—	(0.09)	$14.31	14.47%	1.19%	0.72%	60%	$15
2019	$11.70	0.09	1.21	1.30	—	(0.41)	(0.41)	$12.59	11.68%	1.26%	0.78%	67%	$144

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2024 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92636 2407

Semiannual Financial Statements and Other Information

May 31, 2024

Focused Global Growth Fund
Investor Class (TWGGX)
I Class (AGGIX)
Y Class (AGYGX)
A Class (AGGRX)
C Class (AGLCX)
R Class (AGORX)
R5 Class (AGFGX)
R6 Class (AGGDX)

Schedule of Investments

MAY 31, 2024 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.7%
Canada — 2.7%
Canadian Pacific Kansas City Ltd.	212,970	$16,901,299
Denmark — 3.6%
Novo Nordisk AS, Class B	165,530	22,427,341
France — 2.7%
AXA SA	465,660	16,813,317
India — 2.7%
HDFC Bank Ltd.	914,110	16,791,139
Indonesia — 2.4%
Bank Central Asia Tbk. PT	26,270,400	14,947,131
Ireland — 2.8%
ICON PLC(1)	53,340	17,325,899
Japan — 2.8%
Keyence Corp.	38,500	17,354,314
Netherlands — 3.3%
ASML Holding NV	21,130	20,216,551
Spain — 2.5%
Cellnex Telecom SA	433,730	15,844,172
United Kingdom — 6.1%
AstraZeneca PLC	134,030	20,834,835
London Stock Exchange Group PLC	146,330	17,152,292
		37,987,127
United States — 67.1%
Amazon.com, Inc.(1)	172,600	30,453,544
Arthur J Gallagher & Co.	66,790	16,919,911
Booz Allen Hamilton Holding Corp.	110,610	16,835,948
CoStar Group, Inc.(1)	179,300	14,015,881
Danaher Corp.	71,940	18,474,192
Entegris, Inc.	126,490	15,982,011
Ferguson PLC	77,970	16,041,548
Howmet Aerospace, Inc.	241,210	20,418,426
Mastercard, Inc., Class A	42,877	19,169,020
Meta Platforms, Inc., Class A	54,010	25,213,488
Microsoft Corp.	102,230	42,438,740
NVIDIA Corp.	40,920	44,861,824
NXP Semiconductors NV	72,470	19,719,087
Progressive Corp.	84,300	17,802,474
Prologis, Inc.	136,070	15,034,374
S&P Global, Inc.	38,370	16,403,559
SBA Communications Corp.	72,660	14,290,769
TransDigm Group, Inc.	13,620	18,294,793
Williams Cos., Inc.	416,090	17,271,896
Xylem, Inc.	125,430	17,688,139
		417,329,624
TOTAL COMMON STOCKS (Cost $490,633,731)		613,937,914
SHORT-TERM INVESTMENTS — 2.2%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	61,870	61,870
2

	Shares	Value
Repurchase Agreements — 2.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45 - 2/15/49, valued at $958,313), in a joint trading account at 5.29%, dated 5/31/24, due 6/3/24 (Delivery value $933,004)		$932,593
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.50% - 2.75%, 4/30/27, valued at $9,431,016), at 5.31%, dated 5/31/24, due 6/3/24 (Delivery value $9,250,091)		9,246,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 1.125% - 3.875%, 9/30/25 - 2/15/32, valued at $3,812,413), at 5.30%, dated 5/31/24, due 6/3/24 (Delivery value $3,737,650)		3,736,000
		13,914,593
TOTAL SHORT-TERM INVESTMENTS (Cost $13,976,463)		13,976,463
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $504,610,194)		627,914,377
OTHER ASSETS AND LIABILITIES — (0.9)%		(5,622,092)
TOTAL NET ASSETS — 100.0%		$622,292,285

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	25.8%
Financials	21.8%
Industrials	17.1%
Health Care	12.7%
Real Estate	7.0%
Communication Services	6.6%
Consumer Discretionary	4.9%
Energy	2.8%
Short-Term Investments	2.2%
Other Assets and Liabilities	(0.9)%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.
3

Statement of Assets and Liabilities

MAY 31, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $504,610,194)	$627,914,377
Receivable for investments sold	9,958,359
Receivable for capital shares sold	68,358
Dividends and interest receivable	840,857
Other assets	1,052
638,783,003

Liabilities
Payable for investments purchased	15,400,434
Payable for capital shares redeemed	184,449
Accrued management fees	523,561
Distribution and service fees payable	10,205
Accrued foreign taxes	372,069
16,490,718

Net Assets	$622,292,285

Net Assets Consist of:
Capital (par value and paid-in surplus)	$476,993,139
Distributable earnings (loss)	145,299,146
$622,292,285

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$420,662,173	35,909,986	$11.71
I Class, $0.01 Par Value	$72,222,278	5,932,719	$12.17
Y Class, $0.01 Par Value	$349,939	28,395	$12.32
A Class, $0.01 Par Value	$27,425,058	2,498,979	$10.97
C Class, $0.01 Par Value	$2,098,378	275,856	$7.61
R Class, $0.01 Par Value	$6,230,593	595,191	$10.47
R5 Class, $0.01 Par Value	$10,970	901	$12.18
R6 Class, $0.01 Par Value	$93,292,896	7,585,070	$12.30
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $11.64 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
4

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $267,632)	$3,429,952
Interest	62,363
3,492,315

Expenses:
Management fees	3,048,723
Distribution and service fees:
A Class	33,129
C Class	10,809
R Class	14,805
Directors' fees and expenses	8,806
Other expenses	14,226
3,130,498

Net investment income (loss)	361,817

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	27,744,038
Foreign currency translation transactions	(32,851)
27,711,187

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $3,082)	48,846,706
Translation of assets and liabilities in foreign currencies	(8,136)
48,838,570

Net realized and unrealized gain (loss)	76,549,757

Net Increase (Decrease) in Net Assets Resulting from Operations	$76,911,574

See Notes to Financial Statements.
5

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2024 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2023
Increase (Decrease) in Net Assets	May 31, 2024	November 30, 2023
Operations
Net investment income (loss)	$361,817	$3,252,179
Net realized gain (loss)	27,711,187	20,963,058
Change in net unrealized appreciation (depreciation)	48,838,570	24,541,115
Net increase (decrease) in net assets resulting from operations	76,911,574	48,756,352

Distributions to Shareholders
From earnings:
Investor Class	(14,740,592)	(41,136,845)
I Class	(2,922,662)	(8,447,283)
Y Class	(12,763)	(34,387)
A Class	(939,440)	(2,818,294)
C Class	(106,841)	(404,907)
R Class	(204,720)	(677,257)
R5 Class	(372)	(932)
R6 Class	(3,508,992)	(8,363,717)
Decrease in net assets from distributions	(22,436,382)	(61,883,622)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(22,266,550)	17,634,212

Net increase (decrease) in net assets	32,208,642	4,506,942

Net Assets
Beginning of period	590,083,643	585,576,701
End of period	$622,292,285	$590,083,643

See Notes to Financial Statements.
6

Notes to Financial Statements

MAY 31, 2024 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Focused Global Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

7

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets).

8

The management fee schedule range and the effective annual management fee for each class for the period ended May 31, 2024 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.050% to 1.300%	1.07%
I Class	0.850% to 1.100%	0.87%
Y Class	0.700% to 0.950%	0.72%
A Class	1.050% to 1.300%	1.07%
C Class	1.050% to 1.300%	1.07%
R Class	1.050% to 1.300%	1.07%
R5 Class	0.850% to 1.100%	0.87%
R6 Class	0.700% to 0.950%	0.72%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2024 were $175,225,458 and $218,837,153, respectively.

9

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2024		Year ended November 30, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	450,000,000		450,000,000
Sold	710,586	$7,966,504	1,330,890	$13,536,718
Issued in reinvestment of distributions	1,331,834	14,130,756	4,185,379	39,468,121
Redeemed	(2,561,675)	(28,501,229)	(4,095,358)	(41,949,103)
	(519,255)	(6,403,969)	1,420,911	11,055,736
I Class/Shares Authorized	100,000,000		100,000,000
Sold	233,413	2,676,552	1,039,876	11,007,895
Issued in reinvestment of distributions	265,137	2,921,805	863,486	8,444,893
Redeemed	(1,485,841)	(17,274,081)	(2,119,457)	(22,483,236)
	(987,291)	(11,675,724)	(216,095)	(3,030,448)
Y Class/Shares Authorized	20,000,000		20,000,000
Sold	126	1,477	8,554	91,496
Issued in reinvestment of distributions	1,145	12,763	3,477	34,387
Redeemed	(2,375)	(27,488)	(10,963)	(122,314)
	(1,104)	(13,248)	1,068	3,569
A Class/Shares Authorized	40,000,000		40,000,000
Sold	166,212	1,735,456	514,710	4,928,940
Issued in reinvestment of distributions	92,542	920,792	312,247	2,769,627
Redeemed	(294,052)	(3,068,792)	(779,154)	(7,579,406)
	(35,298)	(412,544)	47,803	119,161
C Class/Shares Authorized	25,000,000		25,000,000
Sold	11,977	89,182	15,900	110,764
Issued in reinvestment of distributions	15,433	106,798	63,840	401,551
Redeemed	(59,679)	(432,955)	(135,365)	(917,748)
	(32,269)	(236,975)	(55,625)	(405,433)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	44,975	451,823	87,214	805,743
Issued in reinvestment of distributions	21,549	204,720	79,865	677,257
Redeemed	(46,187)	(457,936)	(192,108)	(1,753,944)
	20,337	198,607	(25,029)	(270,944)
R5 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	34	372	95	932
R6 Class/Shares Authorized	75,000,000		75,000,000
Sold	688,268	8,057,793	1,862,989	19,904,062
Issued in reinvestment of distributions	285,757	3,177,617	763,180	7,532,585
Redeemed	(1,262,876)	(14,958,479)	(1,630,838)	(17,275,008)
	(288,851)	(3,723,069)	995,331	10,161,639
Net increase (decrease)	(1,843,697)	$(22,266,550)	2,168,459	$17,634,212

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

10

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Denmark	—	$22,427,341	—
France	—	16,813,317	—
India	—	16,791,139	—
Indonesia	—	14,947,131	—
Japan	—	17,354,314	—
Netherlands	—	20,216,551	—
Spain	—	15,844,172	—
United Kingdom	—	37,987,127	—
Other Countries	$451,556,822	—	—
Short-Term Investments	61,870	13,914,593	—
	$451,618,692	$176,295,685	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$505,224,227
Gross tax appreciation of investments	$136,217,433
Gross tax depreciation of investments	(13,527,283)
Net tax appreciation (depreciation) of investments	$122,690,150

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
11

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$10.73	—(4)	1.39	1.39	(0.05)	(0.36)	(0.41)	$11.71	13.32%	1.08%	0.06%	29%	$420,662
2023	$11.10	0.05	0.77	0.82	(0.06)	(1.13)	(1.19)	$10.73	8.84%	1.09%	0.50%	79%	$390,767
2022	$15.00	0.06	(2.16)	(2.10)	(0.03)	(1.77)	(1.80)	$11.10	(16.07)%	1.10%	0.54%	45%	$388,619
2021	$14.56	0.04	1.84	1.88	—	(1.44)	(1.44)	$15.00	14.18%	1.07%	0.26%	40%	$495,712
2020	$13.54	(0.02)	3.16	3.14	—(4)	(2.12)	(2.12)	$14.56	27.02%	1.07%	(0.14)%	73%	$462,781
2019	$12.32	0.01	2.33	2.34	(0.01)	(1.11)	(1.12)	$13.54	21.82%	1.07%	0.07%	68%	$450,413
I Class
2024(3)	$11.14	0.01	1.45	1.46	(0.07)	(0.36)	(0.43)	$12.17	13.50%	0.88%	0.26%	29%	$72,222
2023	$11.48	0.07	0.80	0.87	(0.08)	(1.13)	(1.21)	$11.14	9.03%	0.89%	0.70%	79%	$77,104
2022	$15.46	0.09	(2.24)	(2.15)	(0.06)	(1.77)	(1.83)	$11.48	(15.93)%	0.90%	0.74%	45%	$81,949
2021	$14.93	0.07	1.90	1.97	—	(1.44)	(1.44)	$15.46	14.45%	0.87%	0.46%	40%	$103,394
2020	$13.84	—(4)	3.24	3.24	(0.03)	(2.12)	(2.15)	$14.93	27.21%	0.87%	0.06%	73%	$94,888
2019	$12.57	0.03	2.39	2.42	(0.04)	(1.11)	(1.15)	$13.84	22.04%	0.87%	0.27%	68%	$28,238
Y Class
2024(3)	$11.28	0.02	1.47	1.49	(0.09)	(0.36)	(0.45)	$12.32	13.58%	0.73%	0.41%	29%	$350
2023	$11.61	0.09	0.81	0.90	(0.10)	(1.13)	(1.23)	$11.28	9.18%	0.74%	0.85%	79%	$333
2022	$15.62	0.11	(2.27)	(2.16)	(0.08)	(1.77)	(1.85)	$11.61	(15.82)%	0.75%	0.89%	45%	$330
2021	$15.05	0.08	1.93	2.01	—	(1.44)	(1.44)	$15.62	14.62%	0.72%	0.61%	40%	$311
2020	$13.93	0.03	3.26	3.29	(0.05)	(2.12)	(2.17)	$15.05	27.48%	0.72%	0.21%	73%	$167
2019	$12.65	0.01	2.43	2.44	(0.05)	(1.11)	(1.16)	$13.93	22.18%	0.72%	0.42%	68%	$299
A Class
2024(3)	$10.06	(0.01)	1.30	1.29	(0.02)	(0.36)	(0.38)	$10.97	13.21%	1.33%	(0.19)%	29%	$27,425
2023	$10.48	0.02	0.72	0.74	(0.03)	(1.13)	(1.16)	$10.06	8.56%	1.34%	0.25%	79%	$25,494
2022	$14.27	0.03	(2.05)	(2.02)	—	(1.77)	(1.77)	$10.48	(16.32)%	1.35%	0.29%	45%	$26,064
2021	$13.94	—(4)	1.77	1.77	—	(1.44)	(1.44)	$14.27	13.99%	1.32%	0.01%	40%	$34,059
2020	$13.08	(0.05)	3.03	2.98	—	(2.12)	(2.12)	$13.94	26.66%	1.32%	(0.39)%	73%	$30,537
2019	$11.96	(0.02)	2.25	2.23	—	(1.11)	(1.11)	$13.08	21.48%	1.32%	(0.18)%	68%	$26,932

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2024(3)	$7.09	(0.03)	0.91	0.88	—	(0.36)	(0.36)	$7.61	12.87%	2.08%	(0.94)%	29%	$2,098
2023	$7.76	(0.03)	0.49	0.46	—	(1.13)	(1.13)	$7.09	7.72%	2.09%	(0.50)%	79%	$2,184
2022	$11.08	(0.04)	(1.51)	(1.55)	—	(1.77)	(1.77)	$7.76	(16.87)%	2.10%	(0.46)%	45%	$2,822
2021	$11.23	(0.08)	1.37	1.29	—	(1.44)	(1.44)	$11.08	12.99%	2.07%	(0.74)%	40%	$5,426
2020	$11.00	(0.11)	2.46	2.35	—	(2.12)	(2.12)	$11.23	25.84%	2.07%	(1.14)%	73%	$5,302
2019	$10.32	(0.09)	1.88	1.79	—	(1.11)	(1.11)	$11.00	20.53%	2.07%	(0.93)%	68%	$4,960
R Class
2024(3)	$9.60	(0.02)	1.25	1.23	—	(0.36)	(0.36)	$10.47	13.16%	1.58%	(0.44)%	29%	$6,231
2023	$10.06	—(4)	0.68	0.68	(0.01)	(1.13)	(1.14)	$9.60	8.20%	1.59%	0.00%	79%	$5,520
2022	$13.79	—(4)	(1.96)	(1.96)	—	(1.77)	(1.77)	$10.06	(16.48)%	1.60%	0.04%	45%	$6,033
2021	$13.55	(0.03)	1.71	1.68	—	(1.44)	(1.44)	$13.79	13.71%	1.57%	(0.24)%	40%	$8,411
2020	$12.80	(0.07)	2.94	2.87	—	(2.12)	(2.12)	$13.55	26.34%	1.57%	(0.64)%	73%	$8,931
2019	$11.75	(0.05)	2.21	2.16	—	(1.11)	(1.11)	$12.80	21.24%	1.57%	(0.43)%	68%	$7,448
R5 Class
2024(3)	$11.15	0.02	1.44	1.46	(0.07)	(0.36)	(0.43)	$12.18	13.49%	0.88%	0.26%	29%	$11
2023	$11.49	0.07	0.80	0.87	(0.08)	(1.13)	(1.21)	$11.15	9.03%	0.89%	0.70%	79%	$10
2022	$15.46	0.09	(2.23)	(2.14)	(0.06)	(1.77)	(1.83)	$11.49	(15.86)%	0.90%	0.74%	45%	$9
2021	$14.93	0.07	1.90	1.97	—	(1.44)	(1.44)	$15.46	14.45%	0.87%	0.46%	40%	$11
2020	$13.84	0.01	3.23	3.24	(0.03)	(2.12)	(2.15)	$14.93	27.21%	0.87%	0.06%	73%	$9
2019	$12.57	0.03	2.39	2.42	(0.04)	(1.11)	(1.15)	$13.84	22.04%	0.87%	0.27%	68%	$7
R6 Class
2024(3)	$11.26	0.02	1.47	1.49	(0.09)	(0.36)	(0.45)	$12.30	13.61%	0.73%	0.41%	29%	$93,293
2023	$11.59	0.09	0.81	0.90	(0.10)	(1.13)	(1.23)	$11.26	9.20%	0.74%	0.85%	79%	$88,671
2022	$15.59	0.11	(2.26)	(2.15)	(0.08)	(1.77)	(1.85)	$11.59	(15.79)%	0.75%	0.89%	45%	$79,749
2021	$15.03	0.09	1.91	2.00	—	(1.44)	(1.44)	$15.59	14.57%	0.72%	0.61%	40%	$98,318
2020	$13.92	0.03	3.25	3.28	(0.05)	(2.12)	(2.17)	$15.03	27.44%	0.72%	0.21%	73%	$90,433
2019	$12.63	0.05	2.40	2.45	(0.05)	(1.11)	(1.16)	$13.92	22.30%	0.72%	0.42%	68%	$65,850

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2024 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92631 2407

Semiannual Financial Statements and Other Information

May 31, 2024

Focused International Growth Fund
Investor Class (AFCNX)
I Class (AFCSX)
A Class (AFCLX)
C Class (AFCHX)
R Class (AFCWX)
R6 Class (AFCMX)
G Class (AFCGX)

Schedule of Investments

MAY 31, 2024 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.2%
Australia — 5.8%
CSL Ltd.	8,720	$1,632,282
James Hardie Industries PLC(1)	30,540	952,015
NEXTDC Ltd.(1)	236,782	2,826,414
		5,410,711
Brazil — 1.9%
NU Holdings Ltd., Class A(1)	153,200	1,820,016
Canada — 2.1%
Canadian Pacific Kansas City Ltd.(2)	24,660	1,962,921
China — 3.9%
H World Group Ltd., ADR	36,290	1,351,076
Tencent Holdings Ltd.	49,100	2,277,924
		3,629,000
Denmark — 5.6%
Novo Nordisk AS, Class B	39,074	5,294,061
France — 11.0%
Air Liquide SA	13,631	2,683,587
Edenred SE	38,150	1,780,136
LVMH Moet Hennessy Louis Vuitton SE	3,243	2,593,567
Schneider Electric SE	13,226	3,299,624
		10,356,914
Germany — 4.8%
Infineon Technologies AG	34,055	1,377,812
SAP SE	16,880	3,078,209
		4,456,021
India — 1.8%
MakeMyTrip Ltd.(1)	22,160	1,675,074
Indonesia — 2.2%
Bank Central Asia Tbk. PT	3,665,800	2,085,739
Ireland — 3.1%
ICON PLC(1)	9,030	2,933,125
Italy — 3.8%
Davide Campari-Milano NV	180,550	1,808,701
Ferrari NV	4,290	1,767,832
		3,576,533
Japan — 14.2%
Keyence Corp.	6,200	2,794,721
NEC Corp.	24,900	1,853,500
NTT Data Group Corp.	120,400	1,851,478
Pan Pacific International Holdings Corp.	76,600	1,981,415
Shin-Etsu Chemical Co. Ltd.	45,900	1,713,381
Terumo Corp.	127,600	2,173,535
Tokio Marine Holdings, Inc.	28,900	1,001,249
		13,369,279
Netherlands — 11.4%
Adyen NV(1)	1,290	1,672,850
ASML Holding NV	4,580	4,382,007
DSM-Firmenich AG	22,680	2,625,279
Universal Music Group NV(2)	64,890	2,022,210
		10,702,346
2

	Shares	Value
Switzerland — 6.6%
Galderma Group AG(1)	19,566	$1,588,741
Lonza Group AG	3,210	1,742,551
Nestle SA	7,716	817,134
On Holding AG, Class A(1)(2)	48,400	2,058,936
		6,207,362
Taiwan — 5.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	213,000	5,454,489
United Kingdom — 15.2%
Barclays PLC	772,260	2,181,099
CRH PLC	21,170	1,730,859
Haleon PLC	415,207	1,725,350
London Stock Exchange Group PLC	23,006	2,696,683
Melrose Industries PLC	204,483	1,618,099
RELX PLC	65,860	2,889,073
Unilever PLC	25,900	1,418,364
		14,259,527
TOTAL COMMON STOCKS (Cost $78,329,818)		93,193,118
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,470	5,470
State Street Navigator Securities Lending Government Money Market Portfolio(3)	106,358	106,358
		111,828
Repurchase Agreements — 1.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45 - 2/15/49, valued at $78,499), in a joint trading account at 5.29%, dated 5/31/24, due 6/3/24 (Delivery value $76,426)		76,392
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 4/30/27, valued at $772,188), at 5.31%, dated 5/31/24, due 6/3/24 (Delivery value $757,335)		757,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 2.75% - 4.50%, 7/31/25 - 11/15/33, valued at $312,353), at 5.30%, dated 5/31/24, due 6/3/24 (Delivery value $306,135)		306,000
		1,139,392
TOTAL SHORT-TERM INVESTMENTS (Cost $1,251,220)		1,251,220
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $79,581,038)		94,444,338
OTHER ASSETS AND LIABILITIES — (0.5)%		(537,851)
TOTAL NET ASSETS — 100.0%		$93,906,487

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	25.1%
Health Care	16.4%
Financials	14.1%
Consumer Discretionary	12.2%
Industrials	10.4%
Materials	10.3%
Consumer Staples	6.1%
Communication Services	4.6%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.5)%

3

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,085,672. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,170,879, which includes securities collateral of $2,064,521.

See Notes to Financial Statements.
4

Statement of Assets and Liabilities

MAY 31, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $79,474,680) — including $2,085,672 of securities on loan	$94,337,980
Investment made with cash collateral received for securities on loan, at value (cost of $106,358)	106,358
Total investment securities, at value (cost of $79,581,038)	94,444,338
Foreign currency holdings, at value (cost of $21,367)	21,358
Receivable for investments sold	455,027
Receivable for capital shares sold	278,111
Dividends and interest receivable	196,267
Securities lending receivable	702
95,395,803

Liabilities
Payable for collateral received for securities on loan	106,358
Payable for investments purchased	816,337
Payable for capital shares redeemed	525,447
Accrued management fees	40,663
Distribution and service fees payable	511
1,489,316

Net Assets	$93,906,487

Net Assets Consist of:
Capital (par value and paid-in surplus)	$93,050,061
Distributable earnings (loss)	856,426
$93,906,487

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$13,751,238	825,339	$16.66
I Class, $0.01 Par Value	$28,566,713	1,699,900	$16.80
A Class, $0.01 Par Value	$675,469	41,009	$16.47
C Class, $0.01 Par Value	$47,922	3,064	$15.64
R Class, $0.01 Par Value	$721,681	44,395	$16.26
R6 Class, $0.01 Par Value	$8,284,679	490,276	$16.90
G Class, $0.01 Par Value	$41,858,785	2,425,857	$17.26
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $17.47 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
5

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $79,732)	$709,984
Interest	33,283
Securities lending, net	3,710
746,977

Expenses:
Management fees	390,924
Distribution and service fees:
A Class	811
C Class	204
R Class	1,941
Directors' fees and expenses	1,325
Other expenses	429
395,634
Fees waived - G Class	(149,601)
246,033

Net investment income (loss)	500,944

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	727,501
Foreign currency translation transactions	7,718
735,219

Change in net unrealized appreciation (depreciation) on:
Investments	8,182,237
Translation of assets and liabilities in foreign currencies	(320)
8,181,917

Net realized and unrealized gain (loss)	8,917,136

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,418,080

See Notes to Financial Statements.
6

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2024 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2023
Increase (Decrease) in Net Assets	May 31, 2024	November 30, 2023
Operations
Net investment income (loss)	$500,944	$807,933
Net realized gain (loss)	735,219	(7,069,953)
Change in net unrealized appreciation (depreciation)	8,181,917	6,996,183
Net increase (decrease) in net assets resulting from operations	9,418,080	734,163

Distributions to Shareholders
From earnings:
Investor Class	(49,886)	(53,821)
I Class	(156,977)	(171,794)
A Class	(662)	(156)
R6 Class	(56,368)	(40,405)
G Class	(528,074)	(383,934)
Decrease in net assets from distributions	(791,967)	(650,110)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(1,714,596)	4,147,257

Net increase (decrease) in net assets	6,911,517	4,231,310

Net Assets
Beginning of period	86,994,970	82,763,660
End of period	$93,906,487	$86,994,970

See Notes to Financial Statements.
7

Notes to Financial Statements

MAY 31, 2024 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Focused International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

8

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$106,358	—	—	—	$106,358
Gross amount of recognized liabilities for securities lending transactions					$106,358
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

9

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 13% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class	G Class
1.09%	0.89%	1.09%	1.09%	1.09%	0.74%	0.00%(1)
(1)Annual management fee before waiver was 0.74%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2024 were $42,593,146 and $44,583,485, respectively.

10

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2024		Year ended November 30, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	83,406	$1,350,033	222,961	$3,473,694
Issued in reinvestment of distributions	3,154	49,305	3,584	52,535
Redeemed	(162,563)	(2,612,296)	(320,179)	(4,895,744)
	(76,003)	(1,212,958)	(93,634)	(1,369,515)
I Class/Shares Authorized	25,000,000		25,000,000
Sold	554,874	8,911,069	483,105	7,399,760
Issued in reinvestment of distributions	9,967	156,977	11,631	171,794
Redeemed	(633,679)	(10,116,814)	(938,362)	(14,162,798)
	(68,838)	(1,048,768)	(443,626)	(6,591,244)
A Class/Shares Authorized	20,000,000		20,000,000
Sold	8,035	123,517	38,047	515,691
Issued in reinvestment of distributions	43	662	11	156
Redeemed	(6,390)	(101,693)	(5,292)	(79,076)
	1,688	22,486	32,766	436,771
C Class/Shares Authorized	20,000,000		20,000,000
Sold	554	8,647	257	3,735
Redeemed	—	—	(1,131)	(16,767)
	554	8,647	(874)	(13,032)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	9,916	155,680	27,534	414,806
Redeemed	(17,415)	(275,416)	(50,538)	(699,364)
	(7,499)	(119,736)	(23,004)	(284,558)
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	55,807	906,036	249,710	3,967,587
Issued in reinvestment of distributions	3,561	56,368	2,723	40,405
Redeemed	(76,224)	(1,273,653)	(131,645)	(2,074,557)
	(16,856)	(311,249)	120,788	1,933,435
G Class/Shares Authorized	30,000,000		30,000,000
Sold	349,024	5,717,304	896,696	14,020,911
Issued in reinvestment of distributions	32,779	528,074	25,426	383,934
Redeemed	(312,456)	(5,298,396)	(273,394)	(4,369,445)
	69,347	946,982	648,728	10,035,400
Net increase (decrease)	(97,607)	$(1,714,596)	241,144	$4,147,257

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

11

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$1,820,016	—	—
China	1,351,076	$2,277,924	—
India	1,675,074	—	—
Ireland	2,933,125	—	—
Switzerland	2,058,936	4,148,426	—
United Kingdom	1,730,859	12,528,668	—
Other Countries	—	62,669,014	—
Short-Term Investments	111,828	1,139,392	—
	$11,680,914	$82,763,424	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$79,836,675
Gross tax appreciation of investments	$17,357,622
Gross tax depreciation of investments	(2,749,959)
Net tax appreciation (depreciation) of investments	$14,607,663

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2023, the fund had accumulated short-term capital losses of $(10,595,950) and accumulated long-term capital losses of $(4,195,898), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
12

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$15.14	0.04	1.54	1.58	(0.06)	—	(0.06)	$16.66	10.43%	1.09%	1.09%	0.52%	0.52%	47%	$13,751
2023	$15.10	0.08	0.02	0.10	(0.06)	—	(0.06)	$15.14	0.65%	1.09%	1.09%	0.47%	0.47%	61%	$13,645
2022	$20.04	0.12	(4.56)	(4.44)	—	(0.50)	(0.50)	$15.10	(22.71)%	1.10%	1.10%	0.59%	0.59%	51%	$15,028
2021	$18.20	(0.03)	1.87	1.84	—	—	—	$20.04	10.11%	1.10%	1.10%	(0.12)%	(0.12)%	71%	$22,250
2020	$14.34	(0.01)	4.33	4.32	—	(0.46)	(0.46)	$18.20	31.15%	1.18%	1.18%	(0.09)%	(0.09)%	92%	$9,749
2019	$11.92	0.02	2.46	2.48	(0.06)	—	(0.06)	$14.34	20.96%	1.24%	1.24%	0.13%	0.13%	96%	$6,677
I Class
2024(3)	$15.28	0.06	1.55	1.61	(0.09)	—	(0.09)	$16.80	10.48%	0.89%	0.89%	0.72%	0.72%	47%	$28,567
2023	$15.25	0.11	0.01	0.12	(0.09)	—	(0.09)	$15.28	0.91%	0.89%	0.89%	0.67%	0.67%	61%	$27,034
2022	$20.19	0.11	(4.55)	(4.44)	—	(0.50)	(0.50)	$15.25	(22.59)%	0.90%	0.90%	0.79%	0.79%	51%	$33,731
2021	$18.30	0.01	1.88	1.89	—	—	—	$20.19	10.33%	0.90%	0.90%	0.08%	0.08%	71%	$19,111
2020	$14.39	0.01	4.36	4.37	—	(0.46)	(0.46)	$18.30	31.39%	0.98%	0.98%	0.11%	0.11%	92%	$5,585
2019	$11.96	0.02	2.49	2.51	(0.08)	—	(0.08)	$14.39	21.21%	1.04%	1.04%	0.33%	0.33%	96%	$2,605
A Class
2024(3)	$14.95	0.02	1.52	1.54	(0.02)	—	(0.02)	$16.47	10.29%	1.34%	1.34%	0.27%	0.27%	47%	$675
2023	$14.91	(0.01)	0.07	0.06	(0.02)	—	(0.02)	$14.95	0.41%	1.34%	1.34%	0.22%	0.22%	61%	$588
2022	$19.85	0.07	(4.51)	(4.44)	—	(0.50)	(0.50)	$14.91	(22.94)%	1.35%	1.35%	0.34%	0.34%	51%	$98
2021	$18.07	(0.07)	1.85	1.78	—	—	—	$19.85	9.85%	1.35%	1.35%	(0.37)%	(0.37)%	71%	$99
2020	$14.28	(0.04)	4.29	4.25	—	(0.46)	(0.46)	$18.07	30.78%	1.43%	1.43%	(0.34)%	(0.34)%	92%	$85
2019	$11.87	—(4)	2.44	2.44	(0.03)	—	(0.03)	$14.28	20.66%	1.49%	1.49%	(0.12)%	(0.12)%	96%	$822
C Class
2024(3)	$14.23	(0.03)	1.44	1.41	—	—	—	$15.64	9.91%	2.09%	2.09%	(0.48)%	(0.48)%	47%	$48
2023	$14.29	(0.08)	0.02	(0.06)	—	—	—	$14.23	(0.35)%	2.09%	2.09%	(0.53)%	(0.53)%	61%	$36
2022	$19.17	(0.04)	(4.34)	(4.38)	—	(0.50)	(0.50)	$14.29	(23.54)%	2.10%	2.10%	(0.41)%	(0.41)%	51%	$48
2021	$17.59	(0.22)	1.80	1.58	—	—	—	$19.17	9.04%	2.10%	2.10%	(1.12)%	(1.12)%	71%	$58
2020	$14.01	(0.14)	4.18	4.04	—	(0.46)	(0.46)	$17.59	29.84%	2.18%	2.18%	(1.09)%	(1.09)%	92%	$49
2019	$11.70	(0.09)	2.40	2.31	—	—	—	$14.01	19.85%	2.24%	2.24%	(0.87)%	(0.87)%	96%	$787

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024(3)	$14.75	—(4)	1.51	1.51	—	—	—	$16.26	10.09%	1.59%	1.59%	0.02%	0.02%	47%	$722
2023	$14.74	—(4)	0.01	0.01	—	—	—	$14.75	0.20%	1.59%	1.59%	(0.03)%	(0.03)%	61%	$766
2022	$19.67	0.03	(4.46)	(4.43)	—	(0.50)	(0.50)	$14.74	(23.15)%	1.60%	1.60%	0.09%	0.09%	51%	$1,104
2021	$17.95	(0.12)	1.84	1.72	—	—	—	$19.67	9.58%	1.60%	1.60%	(0.62)%	(0.62)%	71%	$1,148
2020	$14.22	(0.08)	4.27	4.19	—	(0.46)	(0.46)	$17.95	30.47%	1.68%	1.68%	(0.59)%	(0.59)%	92%	$683
2019	$11.82	(0.04)	2.44	2.40	—(4)	—	—(4)	$14.22	20.36%	1.74%	1.74%	(0.37)%	(0.37)%	96%	$468
R6 Class
2024(3)	$15.38	0.07	1.56	1.63	(0.11)	—	(0.11)	$16.90	10.65%	0.74%	0.74%	0.87%	0.87%	47%	$8,285
2023	$15.34	0.13	0.02	0.15	(0.11)	—	(0.11)	$15.38	0.99%	0.74%	0.74%	0.82%	0.82%	61%	$7,799
2022	$20.30	0.05	(4.49)	(4.44)	(0.02)	(0.50)	(0.52)	$15.34	(22.44)%	0.75%	0.75%	0.94%	0.94%	51%	$5,927
2021	$18.37	0.02	1.91	1.93	—	—	—	$20.30	10.51%	0.75%	0.75%	0.23%	0.23%	71%	$674
2020	$14.42	0.05	4.36	4.41	—	(0.46)	(0.46)	$18.37	31.61%	0.83%	0.83%	0.26%	0.26%	92%	$190
2019	$11.99	0.08	2.45	2.53	(0.10)	—	(0.10)	$14.42	21.34%	0.89%	0.89%	0.48%	0.48%	96%	$182
G Class
2024(3)	$15.76	0.13	1.60	1.73	(0.23)	—	(0.23)	$17.26	11.05%	0.00%	0.74%	1.61%	0.87%	47%	$41,859
2023	$15.71	0.24	0.03	0.27	(0.22)	—	(0.22)	$15.76	1.81%	0.00%	0.74%	1.56%	0.82%	61%	$37,128
2022	$20.74	0.27	(4.67)	(4.40)	(0.13)	(0.50)	(0.63)	$15.71	(21.92)%	0.01%	0.75%	1.68%	0.94%	51%	$26,828
2021	$18.65	0.21	1.89	2.10	(0.01)	—	(0.01)	$20.74	11.28%	0.01%	0.75%	0.97%	0.23%	71%	$16,684
2020	$14.51	0.17	4.43	4.60	—	(0.46)	(0.46)	$18.65	32.75%	0.00%	0.83%	1.09%	0.26%	92%	$4,356
2019(5)	$12.94	0.12	1.45	1.57	—	—	—	$14.51	12.13%	0.01%	0.89%	1.29%	0.41%	96%(6)	$1,163

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2024 (unaudited).
(4)Per-share amount was less than $0.005.
(5)April 1, 2019 (commencement of sale) through November 30, 2019.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2019.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92637 2407

Semiannual Financial Statements and Other Information

May 31, 2024

Global Small Cap Fund
Investor Class (AGCVX)
I Class (AGCSX)
A Class (AGCLX)
C Class (AGCHX)
R Class (AGCWX)
R6 Class (AGCTX)

Schedule of Investments

MAY 31, 2024 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.2%
Australia — 1.8%
Bellevue Gold Ltd.(1)	547,160	$715,159
CAR Group Ltd.	33,366	779,114
		1,494,273
Belgium — 0.5%
D'ieteren Group	1,720	375,598
Brazil — 0.9%
Direcional Engenharia SA	87,700	410,366
VTEX, Class A(1)	49,740	341,216
		751,582
Canada — 7.3%
AtkinsRealis Group, Inc.	10,138	396,758
Boardwalk Real Estate Investment Trust	13,919	718,647
Capstone Copper Corp.(1)	183,744	1,294,209
Celestica, Inc.(1)	12,396	693,184
Docebo, Inc.(1)	9,189	316,065
Element Fleet Management Corp.	43,874	779,653
FirstService Corp.	3,753	550,992
goeasy Ltd.	4,920	658,936
Stantec, Inc.	7,288	588,195
		5,996,639
China — 0.9%
Tongcheng Travel Holdings Ltd.(1)	313,600	718,009
France — 3.1%
Gaztransport Et Technigaz SA(2)	3,052	445,240
SPIE SA	29,147	1,205,716
Technip Energies NV	22,507	544,521
VusionGroup(1)(2)	2,512	401,181
		2,596,658
Germany — 2.7%
CTS Eventim AG & Co. KGaA	5,849	507,411
KION Group AG	11,105	525,360
Redcare Pharmacy NV(1)	6,522	817,479
RENK Group AG(1)	14,193	411,521
		2,261,771
Greece — 0.7%
Jumbo SA	19,320	553,988
Hong Kong — 0.8%
Samsonite International SA(1)	218,700	695,091
India — 3.6%
Kalyan Jewellers India Ltd.	111,399	519,770
KEI Industries Ltd.	14,501	713,567
Lemon Tree Hotels Ltd.(1)	337,931	553,158
Max Financial Services Ltd.(1)	50,109	551,835
Max Healthcare Institute Ltd.	73,550	663,617
		3,001,947
Israel — 2.0%
CyberArk Software Ltd.(1)	3,275	750,794
Nova Ltd.(1)	4,162	868,401
		1,619,195

	Shares	Value
Italy — 1.5%
BPER Banca SpA	227,566	$1,224,698
Japan — 7.8%
Asics Corp.	20,900	1,161,026
CyberAgent, Inc.	103,200	622,076
Invincible Investment Corp.	1,743	757,700
Mebuki Financial Group, Inc.	274,100	1,101,523
Money Forward, Inc.(1)	16,300	538,870
Nippon Gas Co. Ltd.	35,900	547,936
Ryohin Keikaku Co. Ltd.	36,800	604,558
Santen Pharmaceutical Co. Ltd.	60,000	622,984
Yamazaki Baking Co. Ltd.	23,900	525,543
		6,482,216
Mexico — 0.6%
Corp. Inmobiliaria Vesta SAB de CV(2)	131,242	458,243
Netherlands — 2.8%
Aalberts NV(2)	12,560	600,970
Arcadis NV(2)	12,962	850,571
Fugro NV(2)	33,469	898,015
		2,349,556
Norway — 1.1%
Subsea 7 SA	48,623	902,882
South Korea — 0.5%
KIWOOM Securities Co. Ltd.	4,070	394,742
Spain — 0.8%
Sacyr SA	174,031	656,087
Sweden — 1.2%
Thule Group AB	16,985	512,735
Trelleborg AB, B Shares	11,912	466,112
		978,847
Taiwan — 2.3%
Airtac International Group	23,000	727,748
Gold Circuit Electronics Ltd.(1)	81,000	500,672
Phison Electronics Corp.	9,000	166,062
Wiwynn Corp.	7,000	535,741
		1,930,223
United Kingdom — 4.5%
ConvaTec Group PLC	161,389	514,526
Howden Joinery Group PLC	64,603	753,453
Intermediate Capital Group PLC	43,922	1,308,633
Rotork PLC	101,206	439,268
Tritax Big Box REIT PLC	349,891	707,953
		3,723,833
United States — 50.8%
AAR Corp.(1)	10,592	751,926
ADMA Biologics, Inc.(1)	123,905	1,183,293
Alphatec Holdings, Inc.(1)	41,491	402,878
Arhaus, Inc.	38,782	729,489
ATI, Inc.(1)	15,903	975,490
AZEK Co., Inc.(1)	16,399	786,496
Bancorp, Inc.(1)	12,582	422,629
BellRing Brands, Inc.(1)	10,234	595,312
Bowhead Specialty Holdings, Inc.(1)	18,218	488,242
Bridgebio Pharma, Inc.(1)	6,827	191,224

	Shares	Value
Carpenter Technology Corp.	7,527	$834,518
Clean Harbors, Inc.(1)	3,886	841,669
Cohen & Steers, Inc.	2,972	208,902
Commerce Bancshares, Inc.	7,661	426,258
Construction Partners, Inc., Class A(1)	9,139	531,981
Credo Technology Group Holding Ltd.(1)	28,322	738,355
Donnelley Financial Solutions, Inc.(1)	13,054	795,772
Duolingo, Inc.(1)	2,477	474,098
Element Solutions, Inc.	21,564	518,183
elf Beauty, Inc.(1)	2,516	470,266
Evercore, Inc., Class A	4,735	960,921
Evolent Health, Inc., Class A(1)	5,376	113,917
Expro Group Holdings NV(1)	31,347	688,067
FormFactor, Inc.(1)	10,534	576,420
Freshpet, Inc.(1)	5,598	734,290
FTAI Aviation Ltd.	7,246	610,983
FTI Consulting, Inc.(1)	3,077	660,940
Graphic Packaging Holding Co.	20,507	580,758
Grocery Outlet Holding Corp.(1)	15,136	332,841
Guidewire Software, Inc.(1)	6,544	745,492
GXO Logistics, Inc.(1)	13,180	662,031
Hamilton Lane, Inc., Class A	5,277	662,211
Hayward Holdings, Inc.(1)	30,741	445,437
Huron Consulting Group, Inc.(1)	6,326	558,649
Inter Parfums, Inc.	4,485	537,213
JFrog Ltd.(1)	12,208	392,731
Kinsale Capital Group, Inc.	438	168,026
Knight-Swift Transportation Holdings, Inc.	10,067	485,733
Korn Ferry	6,737	444,238
Kosmos Energy Ltd.(1)	125,993	768,557
Levi Strauss & Co., Class A	18,148	435,733
Louisiana-Pacific Corp.	6,460	592,253
MACOM Technology Solutions Holdings, Inc.(1)	6,232	630,304
Mirion Technologies, Inc.(1)	39,043	424,007
Modine Manufacturing Co.(1)	11,822	1,193,076
Natera, Inc.(1)	8,817	939,275
NeoGenomics, Inc.(1)	24,905	341,448
Newmark Group, Inc., Class A	60,443	629,212
Ollie's Bargain Outlet Holdings, Inc.(1)	8,078	665,870
Onto Innovation, Inc.(1)	5,249	1,137,458
Progyny, Inc.(1)	18,100	487,795
Q2 Holdings, Inc.(1)	13,182	801,729
R1 RCM, Inc.(1)	37,371	480,591
RadNet, Inc.(1)	15,907	932,786
Rambus, Inc.(1)	7,245	400,359
RLI Corp.	3,667	535,309
Ryman Hospitality Properties, Inc.	7,925	832,680
Shift4 Payments, Inc., Class A(1)(2)	10,853	730,190
Skyline Champion Corp.(1)	6,232	433,810
Summit Materials, Inc., Class A(1)	22,966	887,406
Tenable Holdings, Inc.(1)	13,541	571,295
Terreno Realty Corp.	4,710	266,492
Toll Brothers, Inc.	8,124	988,203
Transocean Ltd.(1)	117,484	728,401

	Shares	Value
Triumph Financial, Inc.(1)	5,387	$400,254
Twist Bioscience Corp.(1)	5,280	221,232
Uranium Energy Corp.(1)	60,065	428,864
Wayfair, Inc., Class A(1)	7,990	475,325
Wingstop, Inc.	1,089	401,460
Wintrust Financial Corp.	5,869	578,742
		42,067,995
TOTAL COMMON STOCKS (Cost $62,653,571)		81,234,073
EXCHANGE-TRADED FUNDS — 1.5%
Schwab International Small-Cap Equity ETF	17,271	632,291
Schwab U.S. Small-Cap ETF	12,778	615,133
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,215,040)		1,247,424
SHORT-TERM INVESTMENTS — 1.7%
Money Market Funds — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,106	3,106
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,033,186	1,033,186
		1,036,292
Repurchase Agreements — 0.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45 - 2/15/49, valued at $27,926), in a joint trading account at 5.29%, dated 5/31/24, due 6/3/24 (Delivery value $27,188)		27,176
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 4/30/27, valued at $384,589), at 5.31%, dated 5/31/24, due 6/3/24 (Delivery value $377,167)		377,000
		404,176
TOTAL SHORT-TERM INVESTMENTS (Cost $1,440,468)		1,440,468
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $65,309,079)		83,921,965
OTHER ASSETS AND LIABILITIES — (1.4)%		(1,163,999)
TOTAL NET ASSETS — 100.0%		$82,757,966

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	20.3%
Consumer Discretionary	14.4%
Financials	14.0%
Information Technology	13.5%
Health Care	8.6%
Materials	7.7%
Real Estate	6.0%
Energy	5.4%
Consumer Staples	4.9%
Communication Services	2.7%
Utilities	0.7%
Exchange-Traded Funds	1.5%
Short-Term Investments	1.7%
Other Assets and Liabilities	(1.4)%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,542,751. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,659,874, which includes securities collateral of $2,626,688.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MAY 31, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $64,275,893) — including $3,542,751 of securities on loan	$82,888,779
Investment made with cash collateral received for securities on loan, at value (cost of $1,033,186)	1,033,186
Total investment securities, at value (cost of $65,309,079)	83,921,965
Foreign currency holdings, at value (cost of $33)	33
Receivable for investments sold	355,862
Receivable for capital shares sold	34,408
Dividends and interest receivable	78,460
Securities lending receivable	2,028
Other assets	1,412
84,394,168

Liabilities
Payable for collateral received for securities on loan	1,033,186
Payable for investments purchased	461,418
Payable for capital shares redeemed	30,001
Accrued management fees	67,015
Distribution and service fees payable	1,704
Accrued foreign taxes	42,878
1,636,202

Net Assets	$82,757,966

Net Assets Consist of:
Capital (par value and paid-in surplus)	$80,370,847
Distributable earnings (loss)	2,387,119
$82,757,966

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$36,250,129	2,016,127	$17.98
I Class, $0.01 Par Value	$18,942,686	1,038,662	$18.24
A Class, $0.01 Par Value	$4,351,319	246,328	$17.66
C Class, $0.01 Par Value	$160,764	9,787	$16.43
R Class, $0.01 Par Value	$1,555,406	90,025	$17.28
R6 Class, $0.01 Par Value	$21,497,662	1,166,544	$18.43
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $18.74 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $51,036)	$491,504
Interest	12,138
Securities lending, net	10,697
514,339

Expenses:
Management fees	400,566
Distribution and service fees:
A Class	5,217
C Class	1,391
R Class	3,539
Directors' fees and expenses	1,199
Other expenses	2,390
414,302

Net investment income (loss)	100,037

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	4,104,267
Foreign currency translation transactions	(21,112)
4,083,155

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(42,878))	7,208,618
Translation of assets and liabilities in foreign currencies	(1,541)
7,207,077

Net realized and unrealized gain (loss)	11,290,232

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,390,269

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2024 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2023
Increase (Decrease) in Net Assets	May 31, 2024	November 30, 2023
Operations
Net investment income (loss)	$100,037	$108,183
Net realized gain (loss)	4,083,155	(6,115,232)
Change in net unrealized appreciation (depreciation)	7,207,077	4,443,113
Net increase (decrease) in net assets resulting from operations	11,390,269	(1,563,936)

Distributions to Shareholders
From earnings:
Investor Class	(179,269)	(92,695)
I Class	(155,028)	(98,318)
A Class	(11,127)	—
R6 Class	(185,410)	(88,224)
Decrease in net assets from distributions	(530,834)	(279,237)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(6,205,348)	(1,610,437)

Net increase (decrease) in net assets	4,654,087	(3,453,610)

Net Assets
Beginning of period	78,103,879	81,557,489
End of period	$82,757,966	$78,103,879

See Notes to Financial Statements.

Notes to Financial Statements

MAY 31, 2024 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Small Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,033,186	—	—	—	$1,033,186
Gross amount of recognized liabilities for securities lending transactions					$1,033,186
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class
1.10%	0.90%	1.10%	1.10%	1.10%	0.75%
Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2024 were $47,988,899 and $54,501,439, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2024		Year ended November 30, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	40,000,000		40,000,000
Sold	140,854	$2,432,863	453,528	$7,259,926
Issued in reinvestment of distributions	10,007	176,821	5,811	91,465
Redeemed	(335,713)	(5,701,940)	(686,681)	(10,844,446)
	(184,852)	(3,092,256)	(227,342)	(3,493,055)
I Class/Shares Authorized	25,000,000		25,000,000
Sold	188,477	3,277,095	286,831	4,658,833
Issued in reinvestment of distributions	8,651	155,028	6,164	98,318
Redeemed	(383,799)	(6,899,169)	(630,237)	(9,983,116)
	(186,671)	(3,467,046)	(337,242)	(5,225,965)
A Class/Shares Authorized	20,000,000		20,000,000
Sold	24,087	402,219	340,447	5,173,279
Issued in reinvestment of distributions	641	11,127	—	—
Redeemed	(23,021)	(388,781)	(119,735)	(1,941,925)
	1,707	24,565	220,712	3,231,354
C Class/Shares Authorized	20,000,000		20,000,000
Sold	388	6,111	12,380	179,782
Redeemed	(18,241)	(287,772)	(11,051)	(157,882)
	(17,853)	(281,661)	1,329	21,900
R Class/Shares Authorized	20,000,000		20,000,000
Sold	16,536	273,517	34,731	535,463
Redeemed	(7,737)	(127,817)	(68,861)	(1,005,678)
	8,799	145,700	(34,130)	(470,215)
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	158,998	2,677,785	590,570	9,415,393
Issued in reinvestment of distributions	10,244	185,410	5,476	88,224
Redeemed	(134,771)	(2,397,845)	(313,436)	(5,178,073)
	34,471	465,350	282,610	4,325,544
Net increase (decrease)	(344,399)	$(6,205,348)	(94,063)	$(1,610,437)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$1,494,273	—
Belgium	—	375,598	—
Brazil	$341,216	410,366	—
Canada	693,184	5,303,455	—
China	—	718,009	—
France	—	2,596,658	—
Germany	—	2,261,771	—
Greece	—	553,988	—
Hong Kong	—	695,091	—
India	—	3,001,947	—
Italy	—	1,224,698	—
Japan	—	6,482,216	—
Mexico	—	458,243	—
Netherlands	—	2,349,556	—
Norway	—	902,882	—
South Korea	—	394,742	—
Spain	—	656,087	—
Sweden	—	978,847	—
Taiwan	—	1,930,223	—
United Kingdom	—	3,723,833	—
Other Countries	43,687,190	—	—
Exchange-Traded Funds	1,247,424	—	—
Short-Term Investments	1,036,292	404,176	—
	$47,005,306	$36,916,659	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$66,110,023
Gross tax appreciation of investments	$19,151,634
Gross tax depreciation of investments	(1,339,692)
Net tax appreciation (depreciation) of investments	$17,811,942

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2023, the fund had accumulated short-term capital losses of $(18,324,960), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$15.78	0.01	2.28	2.29	(0.09)	—	(0.09)	$17.98	14.52%	1.11%	0.12%	58%	$36,250
2023	$16.17	0.01	(0.36)	(0.35)	(0.04)	—	(0.04)	$15.78	(2.18)%	1.11%	0.03%	130%	$34,727
2022	$24.94	0.03	(5.23)	(5.20)	(0.04)	(3.53)	(3.57)	$16.17	(24.11)%	1.11%	0.17%	115%	$39,261
2021	$21.11	(0.10)	5.29	5.19	—	(1.36)	(1.36)	$24.94	25.57%	1.11%	(0.40)%	136%	$41,838
2020	$15.81	(0.11)	6.19	6.08	—	(0.78)	(0.78)	$21.11	40.28%	1.39%	(0.63)%	204%	$21,562
2019	$13.66	(0.06)	2.44	2.38	—	(0.23)	(0.23)	$15.81	17.93%	1.51%	(0.39)%	161%	$15,005
I Class
2024(3)	$16.02	0.03	2.31	2.34	(0.12)	—	(0.12)	$18.24	14.65%	0.91%	0.32%	58%	$18,943
2023	$16.41	0.04	(0.36)	(0.32)	(0.07)	—	(0.07)	$16.02	(1.96)%	0.91%	0.23%	130%	$19,628
2022	$25.27	0.06	(5.30)	(5.24)	(0.09)	(3.53)	(3.62)	$16.41	(23.98)%	0.91%	0.37%	115%	$25,641
2021	$21.33	(0.04)	5.34	5.30	—	(1.36)	(1.36)	$25.27	25.84%	0.91%	(0.20)%	136%	$11,067
2020	$15.94	(0.08)	6.25	6.17	—	(0.78)	(0.78)	$21.33	40.62%	1.19%	(0.43)%	204%	$587
2019	$13.74	(0.02)	2.45	2.43	—	(0.23)	(0.23)	$15.94	18.12%	1.31%	(0.19)%	161%	$557
A Class
2024(3)	$15.48	(0.01)	2.24	2.23	(0.05)	—	(0.05)	$17.66	14.38%	1.36%	(0.13)%	58%	$4,351
2023	$15.87	(0.04)	(0.35)	(0.39)	—	—	—	$15.48	(2.46)%	1.36%	(0.22)%	130%	$3,787
2022	$24.55	(0.01)	(5.14)	(5.15)	—	(3.53)	(3.53)	$15.87	(24.28)%	1.36%	(0.08)%	115%	$379
2021	$20.85	(0.16)	5.22	5.06	—	(1.36)	(1.36)	$24.55	25.25%	1.36%	(0.65)%	136%	$317
2020	$15.66	(0.15)	6.12	5.97	—	(0.78)	(0.78)	$20.85	39.95%	1.64%	(0.88)%	204%	$63
2019	$13.57	(0.08)	2.40	2.32	—	(0.23)	(0.23)	$15.66	17.60%	1.76%	(0.64)%	161%	$671
C Class
2024(3)	$14.41	(0.08)	2.10	2.02	—	—	—	$16.43	13.95%	2.11%	(0.88)%	58%	$161
2023	$14.88	(0.14)	(0.33)	(0.47)	—	—	—	$14.41	(3.16)%	2.11%	(0.97)%	130%	$398
2022	$23.41	(0.13)	(4.87)	(5.00)	—	(3.53)	(3.53)	$14.88	(24.91)%	2.11%	(0.83)%	115%	$392
2021	$20.08	(0.33)	5.02	4.69	—	(1.36)	(1.36)	$23.41	24.32%	2.11%	(1.40)%	136%	$178
2020	$15.22	(0.26)	5.90	5.64	—	(0.78)	(0.78)	$20.08	38.88%	2.39%	(1.63)%	204%	$45
2019	$13.29	(0.18)	2.34	2.16	—	(0.23)	(0.23)	$15.22	16.75%	2.51%	(1.39)%	161%	$595

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024(3)	$15.12	(0.03)	2.19	2.16	—	—	—	$17.28	14.29%	1.61%	(0.38)%	58%	$1,555
2023	$15.54	(0.07)	(0.35)	(0.42)	—	—	—	$15.12	(2.70)%	1.61%	(0.47)%	130%	$1,228
2022	$24.17	(0.06)	(5.04)	(5.10)	—	(3.53)	(3.53)	$15.54	(24.49)%	1.61%	(0.33)%	115%	$1,792
2021	$20.59	(0.21)	5.15	4.94	—	(1.36)	(1.36)	$24.17	24.97%	1.61%	(0.90)%	136%	$1,937
2020	$15.52	(0.18)	6.03	5.85	—	(0.78)	(0.78)	$20.59	39.52%	1.89%	(1.13)%	204%	$839
2019	$13.48	(0.12)	2.39	2.27	—	(0.23)	(0.23)	$15.52	17.34%	2.01%	(0.89)%	161%	$523
R6 Class
2024(3)	$16.20	0.04	2.34	2.38	(0.15)	—	(0.15)	$18.43	14.71%	0.76%	0.47%	58%	$21,498
2023	$16.59	0.06	(0.36)	(0.30)	(0.09)	—	(0.09)	$16.20	(1.80)%	0.76%	0.38%	130%	$18,335
2022	$25.51	0.09	(5.35)	(5.26)	(0.13)	(3.53)	(3.66)	$16.59	(23.87)%	0.76%	0.52%	115%	$14,092
2021	$21.49	(0.01)	5.39	5.38	—	(1.36)	(1.36)	$25.51	26.03%	0.76%	(0.05)%	136%	$15,878
2020	$16.03	(0.03)	6.27	6.24	—	(0.78)	(0.78)	$21.49	40.75%	1.04%	(0.28)%	204%	$24,743
2019	$13.79	—(4)	2.47	2.47	—	(0.23)	(0.23)	$16.03	18.34%	1.16%	(0.04)%	161%	$207

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2024 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Contact Us	americancentury.com
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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92638 2407

Semiannual Financial Statements and Other Information

May 31, 2024

International Growth Fund
Investor Class (TWIEX)
I Class (TGRIX)
Y Class (ATYGX)
A Class (TWGAX)
C Class (AIWCX)
R Class (ATGRX)
R5 Class (ATGGX)
R6 Class (ATGDX)
G Class (ACAEX)

Schedule of Investments

MAY 31, 2024 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.3%
Australia — 3.1%
CSL Ltd.	200,340	$37,501,306
James Hardie Industries PLC(1)	518,770	16,171,479
NEXTDC Ltd.(1)	3,229,578	38,550,749
		92,223,534
Brazil — 0.7%
NU Holdings Ltd., Class A(1)	1,631,650	19,384,002
Canada — 3.0%
Canadian Pacific Kansas City Ltd.	414,790	33,017,035
Capstone Copper Corp.(1)	2,600,540	18,317,021
Intact Financial Corp.	123,580	20,676,608
Shopify, Inc., Class A(1)	275,690	16,315,459
		88,326,123
China — 0.5%
H World Group Ltd., ADR	423,500	15,766,905
Denmark — 5.9%
Novo Nordisk AS, Class B	1,278,686	173,246,706
France — 16.5%
Air Liquide SA	358,762	70,630,839
Airbus SE	311,810	53,039,377
Arkema SA	191,453	19,619,325
Capgemini SE	27,130	5,496,591
Dassault Systemes SE	251,390	10,216,968
Edenred SE	780,607	36,424,285
Hermes International SCA	11,940	28,341,011
L'Oreal SA	97,010	47,884,147
LVMH Moet Hennessy Louis Vuitton SE	86,681	69,322,541
Pernod Ricard SA	67,880	10,165,224
Publicis Groupe SA	187,150	21,021,582
Safran SA	93,550	21,909,895
Sartorius Stedim Biotech	85,360	17,004,149
Schneider Electric SE	284,227	70,908,983
		481,984,917
Germany — 6.1%
adidas AG	89,660	22,708,215
Infineon Technologies AG	1,060,491	42,905,816
SAP SE	381,600	69,587,939
Symrise AG	365,940	43,711,741
		178,913,711
Hong Kong — 2.0%
AIA Group Ltd.	2,883,400	22,395,933
Techtronic Industries Co. Ltd.	2,873,000	35,342,935
		57,738,868
India — 0.4%
MakeMyTrip Ltd.(1)	172,310	13,024,913
Indonesia — 0.6%
Bank Central Asia Tbk. PT	31,809,600	18,098,782
Ireland — 2.9%
Bank of Ireland Group PLC	2,075,030	23,848,423
ICON PLC(1)	140,850	45,750,897
Kerry Group PLC, A Shares	166,540	14,109,646
		83,708,966
2

	Shares	Value
Italy — 4.0%
Davide Campari-Milano NV	2,628,810	$26,334,711
Ferrari NV	104,830	43,198,555
Prysmian SpA	465,660	30,626,331
Saipem SpA(1)	6,885,570	17,195,961
		117,355,558
Japan — 16.9%
Denso Corp.	1,059,500	17,217,448
Disco Corp.	56,900	22,382,120
Fast Retailing Co. Ltd.	104,500	26,838,449
Hoya Corp.	255,700	31,127,129
Keyence Corp.	126,300	56,931,165
Kobe Bussan Co. Ltd.(2)	551,000	12,187,366
Mitsubishi Electric Corp.	1,369,300	23,794,792
Mitsubishi Heavy Industries Ltd.	3,858,500	33,753,209
Murata Manufacturing Co. Ltd.	785,200	14,852,380
NEC Corp.	354,800	26,410,522
NTT Data Group Corp.	733,400	11,278,020
Obic Co. Ltd.	98,800	12,826,635
Pan Pacific International Holdings Corp.	1,188,100	30,732,629
Recruit Holdings Co. Ltd.	490,000	24,736,127
Shin-Etsu Chemical Co. Ltd.	774,300	28,903,498
Sumitomo Mitsui Financial Group, Inc.	688,600	45,068,240
Terumo Corp.	2,064,800	35,171,756
Tokio Marine Holdings, Inc.	447,900	15,517,621
Tokyo Electron Ltd.	114,200	24,251,351
		493,980,457
Netherlands — 8.4%
Adyen NV(1)	16,460	21,345,050
ASML Holding NV	135,980	130,101,594
DSM-Firmenich AG	339,729	39,324,669
Heineken NV	267,410	26,831,403
Universal Music Group NV(2)	920,700	28,692,379
		246,295,095
Spain — 0.8%
Iberdrola SA	1,816,662	23,977,687
Sweden — 0.7%
Hexagon AB, B Shares	1,759,390	19,379,500
Switzerland — 7.2%
Cie Financiere Richemont SA, Class A	241,370	38,840,485
Galderma Group AG(1)	208,595	16,937,725
Lonza Group AG	44,510	24,162,282
Nestle SA	250,298	26,506,873
On Holding AG, Class A(1)(2)	948,680	40,356,847
Partners Group Holding AG	11,390	15,328,970
Sika AG	100,129	30,524,132
Zurich Insurance Group AG	35,380	18,620,724
		211,278,038
Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,370,000	35,082,866
3

	Shares	Value
United Kingdom — 18.4%
AstraZeneca PLC	579,630	$90,102,928
BAE Systems PLC	1,555,280	27,693,342
Barclays PLC	16,776,150	47,380,987
BP PLC	5,375,950	33,629,173
Compass Group PLC	1,041,110	29,230,414
CRH PLC	491,860	40,214,474
Haleon PLC	8,683,291	36,082,525
London Stock Exchange Group PLC	525,805	61,633,027
Melrose Industries PLC	1,883,026	14,900,618
Persimmon PLC	717,660	13,407,501
RELX PLC	1,264,070	55,450,803
Segro PLC	3,105,331	36,466,908
Unilever PLC	765,950	41,945,777
Whitbread PLC	267,666	10,150,402
		538,288,879
TOTAL COMMON STOCKS (Cost $2,128,787,886)		2,908,055,507
SHORT-TERM INVESTMENTS — 1.7%
Money Market Funds — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	73,480	73,480
State Street Navigator Securities Lending Government Money Market Portfolio(3)	31,713,833	31,713,833
		31,787,313
Repurchase Agreements — 0.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45 - 2/15/49, valued at $1,140,780), in a joint trading account at 5.29%, dated 5/31/24, due 6/3/24 (Delivery value $1,110,652)		1,110,163
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 4/30/27, valued at $11,227,257), at 5.31%, dated 5/31/24, due 6/3/24 (Delivery value $11,011,871)		11,007,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.50% - 4.875%, 6/30/27 - 10/31/30, valued at $4,537,967), at 5.30%, dated 5/31/24, due 6/3/24 (Delivery value $4,448,964)		4,447,000
		16,564,163
TOTAL SHORT-TERM INVESTMENTS (Cost $48,351,476)		48,351,476
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $2,177,139,362)		2,956,406,983
OTHER ASSETS AND LIABILITIES — (1.0)%		(28,143,716)
TOTAL NET ASSETS — 100.0%		$2,928,263,267

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	18.3%
Health Care	16.1%
Industrials	14.5%
Consumer Discretionary	13.6%
Financials	12.5%
Materials	10.5%
Consumer Staples	8.3%
Energy	1.7%
Communication Services	1.7%
Real Estate	1.3%
Utilities	0.8%
Short-Term Investments	1.7%
Other Assets and Liabilities	(1.0)%

4

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $32,589,077. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $33,409,411, which includes securities collateral of $1,695,578.

See Notes to Financial Statements.
5

Statement of Assets and Liabilities

MAY 31, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,145,425,529) — including $32,589,077 of securities on loan	$2,924,693,150
Investment made with cash collateral received for securities on loan, at value (cost of $31,713,833)	31,713,833
Total investment securities, at value (cost of $2,177,139,362)	2,956,406,983
Foreign currency holdings, at value (cost of $202,064)	202,918
Receivable for investments sold	24,841,942
Receivable for capital shares sold	294,132
Dividends and interest receivable	13,371,796
Securities lending receivable	10,768
Other assets	67,421
2,995,195,960

Liabilities
Payable for collateral received for securities on loan	31,713,833
Payable for investments purchased	26,482,886
Payable for capital shares redeemed	4,002,115
Accrued management fees	1,324,869
Distribution and service fees payable	17,422
Accrued IRS compliance fees	3,373,730
Accrued other expenses	17,838
66,932,693

Net Assets	$2,928,263,267

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,346,274,854
Distributable earnings (loss)	581,988,413
$2,928,263,267

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$890,497,813	69,766,457	$12.76
I Class, $0.01 Par Value	$298,999,333	23,611,335	$12.66
Y Class, $0.01 Par Value	$56,572,969	4,460,177	$12.68
A Class, $0.01 Par Value	$65,498,446	5,107,745	$12.82
C Class, $0.01 Par Value	$383,605	32,226	$11.90
R Class, $0.01 Par Value	$7,808,537	605,437	$12.90
R5 Class, $0.01 Par Value	$8,073	637	$12.67
R6 Class, $0.01 Par Value	$28,078,944	2,216,154	$12.67
G Class, $0.01 Par Value	$1,580,415,547	123,285,851	$12.82
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $13.60 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
6

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,919,680)	$28,242,031
Interest	822,589
Securities lending, net	67,442
29,132,062

Expenses:
Management fees	14,617,380
Distribution and service fees:
A Class	84,145
C Class	2,064
R Class	18,633
Directors' fees and expenses	41,234
Other expenses	128,560
14,892,016
Fees waived - G Class	(6,810,965)
8,081,051

Net investment income (loss)	21,051,011

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $574,855)	33,406,525
Foreign currency translation transactions	101,308
33,507,833

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $660,448)	258,089,891
Translation of assets and liabilities in foreign currencies	(161,738)
257,928,153

Net realized and unrealized gain (loss)	291,435,986

Net Increase (Decrease) in Net Assets Resulting from Operations	$312,486,997

See Notes to Financial Statements.
7

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2024 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2023
Increase (Decrease) in Net Assets	May 31, 2024	November 30, 2023
Operations
Net investment income (loss)	$21,051,011	$31,340,690
Net realized gain (loss)	33,507,833	(99,172,745)
Change in net unrealized appreciation (depreciation)	257,928,153	188,671,789
Net increase (decrease) in net assets resulting from operations	312,486,997	120,839,734

Distributions to Shareholders
From earnings:
Investor Class	(4,397,930)	—
I Class	(2,048,613)	—
Y Class	(466,755)	—
A Class	(161,260)	—
R5 Class	(55)	—
R6 Class	(199,461)	—
G Class	(26,731,358)	—
Decrease in net assets from distributions	(34,005,432)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(115,296,084)	(22,208,949)

Net increase (decrease) in net assets	163,185,481	98,630,785

Net Assets
Beginning of period	2,765,077,786	2,666,447,001
End of period	$2,928,263,267	$2,765,077,786

See Notes to Financial Statements.
8

Notes to Financial Statements

MAY 31, 2024 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

9

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$31,713,833	—	—	—	$31,713,833
Gross amount of recognized liabilities for securities lending transactions					$31,713,833
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

10

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 33% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended May 31, 2024 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.050% to 1.500%	1.24%
I Class	0.850% to 1.300%	1.04%
Y Class	0.700% to 1.150%	0.89%
A Class	1.050% to 1.500%	1.24%
C Class	1.050% to 1.500%	1.24%
R Class	1.050% to 1.500%	1.24%
R5 Class	0.850% to 1.300%	1.04%
R6 Class	0.700% to 1.150%	0.89%
G Class	0.700% to 1.150%	0.00%(1)
(1)Effective annual management fee before waiver was 0.89%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $342,101 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $(81,291) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2024 were $909,989,984 and $1,043,677,208, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2024		Year ended November 30, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,250,000,000		1,250,000,000
Sold	504,036	$6,124,199	5,034,273	$57,254,810
Issued in reinvestment of distributions	330,949	4,232,837	—	—
Redeemed	(5,523,581)	(67,994,060)	(10,453,580)	(121,780,199)
	(4,688,596)	(57,637,024)	(5,419,307)	(64,525,389)
I Class/Shares Authorized	300,000,000		300,000,000
Sold	749,652	9,080,397	1,981,790	22,596,027
Issued in reinvestment of distributions	160,661	2,038,788	—	—
Redeemed	(1,000,515)	(12,266,758)	(2,854,292)	(32,440,009)
	(90,202)	(1,147,573)	(872,502)	(9,843,982)
Y Class/Shares Authorized	40,000,000		40,000,000
Sold	460,637	5,642,314	903,775	10,364,996
Issued in reinvestment of distributions	36,752	466,755	—	—
Redeemed	(348,878)	(4,272,283)	(1,209,253)	(14,166,235)
	148,511	1,836,786	(305,478)	(3,801,239)
A Class/Shares Authorized	80,000,000		80,000,000
Sold	142,958	1,749,023	422,314	4,870,116
Issued in reinvestment of distributions	12,422	159,746	—	—
Redeemed	(656,369)	(8,151,262)	(799,056)	(9,293,280)
	(500,989)	(6,242,493)	(376,742)	(4,423,164)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	729	8,392	1,057	11,435
Redeemed	(5,297)	(61,832)	(35,891)	(391,329)
	(4,568)	(53,440)	(34,834)	(379,894)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	59,648	738,836	179,185	2,093,889
Redeemed	(54,515)	(680,250)	(155,230)	(1,749,459)
	5,133	58,586	23,955	344,430
R5 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	4	55	—	—
R6 Class/Shares Authorized	45,000,000		45,000,000
Sold	588,615	7,304,100	864,536	9,867,063
Issued in reinvestment of distributions	15,560	197,451	—	—
Redeemed	(366,003)	(4,495,293)	(1,356,933)	(15,642,883)
	238,172	3,006,258	(492,397)	(5,775,820)
G Class/Shares Authorized	1,500,000,000		1,500,000,000
Sold	7,101,016	86,685,563	23,293,156	268,627,206
Issued in reinvestment of distributions	2,085,129	26,731,358	—	—
Redeemed	(13,705,669)	(168,534,160)	(17,441,413)	(202,431,097)
	(4,519,524)	(55,117,239)	5,851,743	66,196,109
Net increase (decrease)	(9,412,059)	$(115,296,084)	(1,625,562)	$(22,208,949)

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6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$19,384,002	—	—
China	15,766,905	—	—
India	13,024,913	—	—
Ireland	45,750,897	$37,958,069	—
Switzerland	40,356,847	170,921,191	—
United Kingdom	40,214,474	498,074,405	—
Other Countries	—	2,026,603,804	—
Short-Term Investments	31,787,313	16,564,163	—
	$206,285,351	$2,750,121,632	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

13

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,186,900,599
Gross tax appreciation of investments	$820,168,297
Gross tax depreciation of investments	(50,661,913)
Net tax appreciation (depreciation) of investments	$769,506,384

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2023, the fund had accumulated short-term capital losses of $(220,449,315) and accumulated long-term capital losses of $(20,783,845), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

14

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$11.54	0.05	1.23	1.28	(0.06)	—	—	(0.06)	$12.76	11.10%	1.25%	1.25%	0.79%	0.79%	32%	$890,498
2023	$11.13	0.06	0.35	0.41	—	—	—	—	$11.54	3.68%	1.26%	1.26%	0.48%	0.48%	54%	$859,014
2022	$16.24	0.14	(3.17)	(3.03)	(0.38)	(1.67)	(0.03)	(2.08)	$11.13	(20.99)%	1.36%	1.36%	1.09%	1.09%	38%	$888,748
2021	$15.32	0.09	1.51	1.60	—(4)	(0.68)	—	(0.68)	$16.24	10.83%	1.21%	1.21%	0.56%	0.56%	51%	$1,163,803
2020	$12.35	0.01	3.01	3.02	(0.01)	(0.04)	—	(0.05)	$15.32	24.57%	1.18%	1.18%	0.06%	0.06%	51%	$1,243,217
2019	$11.83	0.05	1.66	1.71	(0.12)	(1.07)	—	(1.19)	$12.35	16.82%	1.18%	1.18%	0.43%	0.43%	68%	$1,162,998
I Class
2024(3)	$11.46	0.06	1.23	1.29	(0.09)	—	—	(0.09)	$12.66	11.23%	1.05%	1.05%	0.99%	0.99%	32%	$298,999
2023	$11.03	0.08	0.35	0.43	—	—	—	—	$11.46	3.90%	1.06%	1.06%	0.68%	0.68%	54%	$271,586
2022	$16.13	0.16	(3.14)	(2.98)	(0.42)	(1.67)	(0.03)	(2.12)	$11.03	(20.86)%	1.16%	1.16%	1.29%	1.29%	38%	$271,018
2021	$15.22	0.14	1.48	1.62	(0.03)	(0.68)	—	(0.71)	$16.13	11.07%	1.01%	1.01%	0.76%	0.76%	51%	$265,248
2020	$12.27	0.03	3.00	3.03	(0.04)	(0.04)	—	(0.08)	$15.22	24.82%	0.98%	0.98%	0.26%	0.26%	51%	$82,222
2019	$11.76	0.07	1.66	1.73	(0.15)	(1.07)	—	(1.22)	$12.27	17.09%	0.98%	0.98%	0.63%	0.63%	68%	$74,688
Y Class
2024(3)	$11.49	0.07	1.23	1.30	(0.11)	—	—	(0.11)	$12.68	11.28%	0.90%	0.90%	1.14%	1.14%	32%	$56,573
2023	$11.04	0.10	0.35	0.45	—	—	—	—	$11.49	4.08%	0.91%	0.91%	0.83%	0.83%	54%	$49,523
2022	$16.15	0.16	(3.12)	(2.96)	(0.45)	(1.67)	(0.03)	(2.15)	$11.04	(20.73)%	1.01%	1.01%	1.44%	1.44%	38%	$50,967
2021	$15.24	0.16	1.49	1.65	(0.06)	(0.68)	—	(0.74)	$16.15	11.23%	0.86%	0.86%	0.91%	0.91%	51%	$47,542
2020	$12.29	0.05	2.99	3.04	(0.05)	(0.04)	—	(0.09)	$15.24	24.97%	0.83%	0.83%	0.41%	0.41%	51%	$29,299
2019	$11.78	0.08	1.66	1.74	(0.16)	(1.07)	—	(1.23)	$12.29	17.27%	0.83%	0.83%	0.78%	0.78%	68%	$18,691
A Class
2024(3)	$11.58	0.03	1.24	1.27	(0.03)	—	—	(0.03)	$12.82	10.96%	1.50%	1.50%	0.54%	0.54%	32%	$65,498
2023	$11.19	0.03	0.36	0.39	—	—	—	—	$11.58	3.49%	1.51%	1.51%	0.23%	0.23%	54%	$64,930
2022	$16.31	0.11	(3.19)	(3.08)	(0.34)	(1.67)	(0.03)	(2.04)	$11.19	(21.24)%	1.61%	1.61%	0.84%	0.84%	38%	$66,993
2021	$15.42	0.05	1.52	1.57	—	(0.68)	—	(0.68)	$16.31	10.53%	1.46%	1.46%	0.31%	0.31%	51%	$87,967
2020	$12.45	(0.02)	3.03	3.01	—	(0.04)	—	(0.04)	$15.42	24.27%	1.43%	1.43%	(0.19)%	(0.19)%	51%	$81,088
2019	$11.91	0.02	1.69	1.71	(0.10)	(1.07)	—	(1.17)	$12.45	16.56%	1.43%	1.43%	0.18%	0.18%	68%	$67,857

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2024(3)	$10.76	(0.01)	1.15	1.14	—	—	—	—	$11.90	10.59%	2.25%	2.25%	(0.21)%	(0.21)%	32%	$384
2023	$10.48	(0.05)	0.33	0.28	—	—	—	—	$10.76	2.67%	2.26%	2.26%	(0.52)%	(0.52)%	54%	$396
2022	$15.41	0.03	(3.02)	(2.99)	(0.24)	(1.67)	(0.03)	(1.94)	$10.48	(21.81)%	2.36%	2.36%	0.09%	0.09%	38%	$751
2021	$14.71	(0.08)	1.46	1.38	—	(0.68)	—	(0.68)	$15.41	9.72%	2.21%	2.21%	(0.44)%	(0.44)%	51%	$1,462
2020	$11.97	(0.11)	2.89	2.78	—	(0.04)	—	(0.04)	$14.71	23.32%	2.18%	2.18%	(0.94)%	(0.94)%	51%	$1,855
2019	$11.49	(0.06)	1.62	1.56	(0.01)	(1.07)	—	(1.08)	$11.97	15.66%	2.18%	2.18%	(0.57)%	(0.57)%	68%	$2,694
R Class
2024(3)	$11.63	0.02	1.25	1.27	—	—	—	—	$12.90	10.92%	1.75%	1.75%	0.29%	0.29%	32%	$7,809
2023	$11.27	—(4)	0.36	0.36	—	—	—	—	$11.63	3.19%	1.76%	1.76%	(0.02)%	(0.02)%	54%	$6,982
2022	$16.40	0.07	(3.21)	(3.14)	(0.29)	(1.67)	(0.03)	(1.99)	$11.27	(21.45)%	1.86%	1.86%	0.59%	0.59%	38%	$6,498
2021	$15.54	0.01	1.53	1.54	—	(0.68)	—	(0.68)	$16.40	10.25%	1.71%	1.71%	0.06%	0.06%	51%	$7,589
2020	$12.58	(0.06)	3.06	3.00	—	(0.04)	—	(0.04)	$15.54	24.04%	1.68%	1.68%	(0.44)%	(0.44)%	51%	$6,701
2019	$12.02	(0.01)	1.71	1.70	(0.07)	(1.07)	—	(1.14)	$12.58	16.17%	1.68%	1.68%	(0.07)%	(0.07)%	68%	$6,069
R5 Class
2024(3)	$11.47	0.06	1.23	1.29	(0.09)	—	—	(0.09)	$12.67	11.22%	1.05%	1.05%	0.99%	0.99%	32%	$8
2023	$11.04	0.08	0.35	0.43	—	—	—	—	$11.47	3.99%	1.06%	1.06%	0.68%	0.68%	54%	$7
2022	$16.14	0.16	(3.14)	(2.98)	(0.42)	(1.67)	(0.03)	(2.12)	$11.04	(20.92)%	1.16%	1.16%	1.29%	1.29%	38%	$7
2021	$15.23	0.11	1.51	1.62	(0.03)	(0.68)	—	(0.71)	$16.14	11.06%	1.01%	1.01%	0.76%	0.76%	51%	$9
2020	$12.28	0.03	3.00	3.03	(0.04)	(0.04)	—	(0.08)	$15.23	24.80%	0.98%	0.98%	0.26%	0.26%	51%	$11
2019	$11.77	0.07	1.66	1.73	(0.15)	(1.07)	—	(1.22)	$12.28	17.09%	0.98%	0.98%	0.63%	0.63%	68%	$6
R6 Class
2024(3)	$11.47	0.07	1.24	1.31	(0.11)	—	—	(0.11)	$12.67	11.39%	0.90%	0.90%	1.14%	1.14%	32%	$28,079
2023	$11.03	0.09	0.35	0.44	—	—	—	—	$11.47	3.99%	0.91%	0.91%	0.83%	0.83%	54%	$22,695
2022	$16.14	0.18	(3.14)	(2.96)	(0.45)	(1.67)	(0.03)	(2.15)	$11.03	(20.75)%	1.01%	1.01%	1.44%	1.44%	38%	$27,243
2021	$15.23	0.14	1.51	1.65	(0.06)	(0.68)	—	(0.74)	$16.14	11.23%	0.86%	0.86%	0.91%	0.91%	51%	$31,350
2020	$12.28	0.05	2.99	3.04	(0.05)	(0.04)	—	(0.09)	$15.23	24.99%	0.83%	0.83%	0.41%	0.41%	51%	$55,137
2019	$11.77	0.09	1.65	1.74	(0.16)	(1.07)	—	(1.23)	$12.28	17.28%	0.83%	0.83%	0.78%	0.78%	68%	$37,088
G Class
2024(3)	$11.66	0.13	1.25	1.38	(0.22)	—	—	(0.22)	$12.82	11.84%	0.01%	0.90%	2.03%	1.14%	32%	$1,580,416
2023	$11.10	0.20	0.36	0.56	—	—	—	—	$11.66	5.05%	0.02%	0.91%	1.72%	0.83%	54%	$1,489,943
2022(5)	$12.81	0.15	(1.54)	(1.39)	(0.29)	—	(0.03)	(0.32)	$11.10	(11.03)%	0.07%	0.95%	2.20%	1.32%	38%(6)	$1,354,224

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2024 (unaudited).
(4)Per-share amount was less than $0.005.
(5)April 1, 2022 (commencement of sale) through November 30, 2022.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92630 2407

Semiannual Financial Statements and Other Information

May 31, 2024

International Opportunities Fund
Investor Class (AIOIX)
I Class (ACIOX)
A Class (AIVOX)
C Class (AIOCX)
R Class (AIORX)

Schedule of Investments

MAY 31, 2024 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 100.2%
Australia — 7.0%
CAR Group Ltd.	235,113	$5,490,016
Lovisa Holdings Ltd.	133,275	3,035,550
Megaport Ltd.(1)	297,834	2,718,818
NEXTDC Ltd.(1)	584,961	6,982,548
Paladin Energy Ltd.(1)	417,425	4,462,494
Pro Medicus Ltd.(2)	40,408	3,251,262
Seven Group Holdings Ltd.	193,278	5,066,081
		31,006,769
Brazil — 1.6%
Direcional Engenharia SA	514,200	2,406,044
Embraer SA, ADR(1)	166,781	4,634,844
		7,040,888
Canada — 9.0%
Alamos Gold, Inc., Class A	341,496	5,710,183
Aritzia, Inc.(1)	81,819	2,044,049
AtkinsRealis Group, Inc.	141,127	5,523,103
Capstone Copper Corp.(1)	663,444	4,672,998
Cargojet, Inc.(2)	26,289	2,141,774
Celestica, Inc.(1)	81,336	4,548,309
Descartes Systems Group, Inc.(1)	46,877	4,328,801
ERO Copper Corp.(1)(2)	156,931	3,341,383
FirstService Corp.	7,798	1,147,242
Lundin Gold, Inc.	286,096	4,225,476
Stantec, Inc.	27,582	2,226,068
		39,909,386
China — 2.8%
Bosideng International Holdings Ltd.	3,414,000	1,975,412
Kanzhun Ltd., ADR	222,850	4,735,563
Tongcheng Travel Holdings Ltd.(1)	1,632,800	3,738,408
Yihai International Holding Ltd.(2)	1,157,000	2,151,921
		12,601,304
Denmark — 2.9%
Ambu AS, Class B(1)	170,898	3,281,141
NKT AS(1)	41,050	3,564,506
Royal Unibrew AS(1)	49,114	4,036,739
Zealand Pharma AS(1)	23,304	2,186,224
		13,068,610
France — 4.1%
Elis SA	319,369	8,119,719
Gaztransport Et Technigaz SA	15,107	2,203,882
SPIE SA	27,277	1,122,906
Verallia SA	81,646	3,380,459
VusionGroup(1)(2)	20,466	3,268,536
		18,095,502
Germany — 4.0%
Bilfinger SE	42,183	2,312,892
CTS Eventim AG & Co. KGaA	35,159	3,050,106
Gerresheimer AG	6,109	699,793
2

	Shares	Value
KION Group AG	86,870	$4,109,681
Redcare Pharmacy NV(1)	36,021	4,514,936
Scout24 SE	42,237	3,177,212
		17,864,620
Greece — 1.7%
National Bank of Greece SA(1)	851,348	7,397,391
Hong Kong — 1.3%
Samsonite International SA(1)	1,092,600	3,472,597
Xinyi Glass Holdings Ltd.(2)	1,793,000	2,221,757
		5,694,354
India — 8.3%
Honasa Consumer Ltd.(1)	426,250	2,255,552
Kalyan Jewellers India Ltd.	829,718	3,871,335
KEI Industries Ltd.	96,601	4,753,553
Lemon Tree Hotels Ltd.(1)	1,756,210	2,874,736
Max Financial Services Ltd.(1)	454,630	5,006,697
Max Healthcare Institute Ltd.	732,490	6,609,010
Phoenix Mills Ltd.	81,676	3,036,294
Prestige Estates Projects Ltd.	192,184	3,684,084
Rainbow Children's Medicare Ltd.	152,604	2,379,193
Varun Beverages Ltd.	131,751	2,254,284
		36,724,738
Indonesia — 0.5%
Ace Hardware Indonesia Tbk. PT	46,007,600	2,326,063
Ireland — 1.0%
Glanbia PLC	222,993	4,582,960
Israel — 3.5%
Camtek Ltd.	53,294	5,457,838
CyberArk Software Ltd.(1)	19,211	4,404,122
Nova Ltd.(1)	26,306	5,488,747
		15,350,707
Italy — 0.6%
De' Longhi SpA	76,529	2,693,381
Japan — 16.5%
Amvis Holdings, Inc.	130,400	1,649,976
Asics Corp.	99,900	5,549,594
Coca-Cola Bottlers Japan Holdings, Inc.	189,500	2,208,481
CyberAgent, Inc.	721,900	4,351,517
FP Partner, Inc.(2)	108,600	2,888,663
GMO Payment Gateway, Inc.	29,700	1,282,456
Horiba Ltd.	27,500	2,174,057
Hoshizaki Corp.	95,200	3,418,727
Kyoritsu Maintenance Co. Ltd.	98,200	1,936,445
MISUMI Group, Inc.	124,800	2,149,570
Money Forward, Inc.(1)	92,100	3,044,780
Nihon M&A Center Holdings, Inc.	250,600	1,161,938
Nissan Chemical Corp.	36,000	1,000,937
Rakuten Bank Ltd.(1)	164,400	3,008,633
Ryohin Keikaku Co. Ltd.	218,800	3,594,488
Sanrio Co. Ltd.	274,800	4,245,031
Santen Pharmaceutical Co. Ltd.	332,900	3,456,521
Socionext, Inc.	94,500	2,776,075
Taiheiyo Cement Corp.	173,300	4,327,714
Tokyo Ohka Kogyo Co. Ltd.	125,800	3,298,804
3

	Shares	Value
Toyo Suisan Kaisha Ltd.	62,800	$4,527,555
Toyo Tire Corp.	242,900	4,352,984
U-Next Holdings Co. Ltd.	81,500	2,410,041
Visional, Inc.(1)	23,900	1,144,272
WealthNavi, Inc.(1)(2)	118,900	886,792
Yokogawa Electric Corp.	87,600	2,256,302
		73,102,353
Mexico — 2.6%
BBB Foods, Inc., Class A(1)	114,744	3,125,627
Corp. Inmobiliaria Vesta SAB de CV, ADR	93,436	3,255,310
Vista Energy SAB de CV, ADR(1)	110,345	5,346,215
		11,727,152
Netherlands — 2.8%
Aalberts NV	59,626	2,852,981
BE Semiconductor Industries NV	14,611	2,173,646
Fugro NV	83,526	2,241,106
InPost SA(1)	275,405	4,963,865
		12,231,598
Norway — 1.4%
Bakkafrost P	54,477	3,001,509
Seadrill Ltd.(1)	58,990	3,059,811
		6,061,320
South Africa — 1.1%
Aspen Pharmacare Holdings Ltd.(2)	380,870	4,727,314
South Korea — 3.4%
Dentium Co. Ltd.	12,537	1,020,750
Douzone Bizon Co. Ltd.	51,482	2,293,600
Eugene Technology Co. Ltd.	108,709	4,006,340
Kumho Petrochemical Co. Ltd.	25,139	2,685,752
LG H&H Co. Ltd.	10,314	3,119,960
Soop Co. Ltd.	27,272	2,194,974
		15,321,376
Spain — 2.0%
Fluidra SA	102,007	2,488,972
Indra Sistemas SA	271,936	6,285,961
		8,774,933
Sweden — 3.3%
Beijer Ref AB(2)	212,100	3,472,029
Hemnet Group AB	106,899	2,947,597
Saab AB, Class B	238,464	5,788,171
Trelleborg AB, B Shares	58,217	2,278,008
		14,485,805
Switzerland — 1.7%
Siegfried Holding AG(1)	2,857	2,859,854
Swissquote Group Holding SA	13,182	4,051,293
Tecan Group AG	1,342	477,689
		7,388,836
Taiwan — 7.6%
Airtac International Group(2)	123,000	3,891,866
ASPEED Technology, Inc.	39,000	4,413,870
Elan Microelectronics Corp.(2)	445,000	2,247,821
Gold Circuit Electronics Ltd.(1)(2)	788,000	4,870,737
Lotes Co. Ltd.	85,000	4,242,597
Nien Made Enterprise Co. Ltd.	202,000	2,192,335
4

	Shares	Value
Phison Electronics Corp.(2)	224,000	$4,133,104
Silergy Corp.(2)	174,000	2,548,123
Tong Yang Industry Co. Ltd.	660,000	2,299,119
Wiwynn Corp.(2)	38,000	2,908,310
		33,747,882
United Kingdom — 8.3%
ConvaTec Group PLC	1,069,659	3,410,195
Diploma PLC	104,134	5,458,660
Greggs PLC	62,078	2,334,589
Intermediate Capital Group PLC	207,939	6,195,433
Marks & Spencer Group PLC	988,570	3,824,508
Melrose Industries PLC	540,106	4,273,926
Persimmon PLC	127,867	2,388,843
Softcat PLC	167,282	3,554,057
Weir Group PLC	186,840	5,105,992
		36,546,203
United States — 1.2%
JFrog Ltd.(1)	65,950	2,121,612
TechnipFMC PLC	123,591	3,236,848
		5,358,460
TOTAL COMMON STOCKS (Cost $360,275,961)		443,829,905
EXCHANGE-TRADED FUNDS — 0.0%
Schwab International Small-Cap Equity ETF (Cost $49,514)	1,803	66,008
SHORT-TERM INVESTMENTS — 1.4%
Money Market Funds — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio(3)	5,368,690	5,368,690
Repurchase Agreements — 0.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45 - 2/15/49, valued at $66,281), in a joint trading account at 5.29%, dated 5/31/24, due 6/3/24 (Delivery value $64,530)		64,502
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 4/30/27, valued at $651,851), at 5.31%, dated 5/31/24, due 6/3/24 (Delivery value $639,283)		639,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 1.75% - 2.625%, 1/31/26 - 12/31/26, valued at $263,297), at 5.30%, dated 5/31/24, due 6/3/24 (Delivery value $258,114)		258,000
		961,502
TOTAL SHORT-TERM INVESTMENTS (Cost $6,330,192)		6,330,192
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $366,655,667)		450,226,105
OTHER ASSETS AND LIABILITIES — (1.6)%		(7,344,061)
TOTAL NET ASSETS — 100.0%		$442,882,044

5

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	21.5%
Information Technology	21.1%
Consumer Discretionary	13.0%
Consumer Staples	8.9%
Health Care	8.1%
Materials	7.4%
Financials	7.2%
Communication Services	6.4%
Energy	4.1%
Real Estate	2.5%
Exchange-Traded Funds	0.0%
Short-Term Investments	1.4%
Other Assets and Liabilities	(1.6)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $23,240,084. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $24,316,187, which includes securities collateral of $18,947,497.

See Notes to Financial Statements.
6

Statement of Assets and Liabilities

MAY 31, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $361,286,977) — including $23,240,084 of securities on loan	$444,857,415
Investment made with cash collateral received for securities on loan, at value (cost of $5,368,690)	5,368,690
Total investment securities, at value (cost of $366,655,667)	450,226,105
Foreign currency holdings, at value (cost of $49,487)	49,528
Receivable for investments sold	3,967,801
Receivable for capital shares sold	103,633
Dividends and interest receivable	923,907
Securities lending receivable	10,394
Other assets	116,211
455,397,579

Liabilities
Disbursements in excess of demand deposit cash	131,071
Payable for collateral received for securities on loan	5,368,690
Payable for investments purchased	4,550,362
Payable for capital shares redeemed	134,847
Accrued management fees	569,522
Distribution and service fees payable	1,685
Accrued foreign taxes	1,513,127
Accrued IRS compliance fees	240,189
Accrued other expenses	6,042
12,515,535

Net Assets	$442,882,044

Net Assets Consist of:
Capital (par value and paid-in surplus)	$478,433,814
Distributable earnings (loss)	(35,551,770)
$442,882,044

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$347,517,227	37,064,689	$9.38
I Class, $0.01 Par Value	$89,063,113	9,351,025	$9.52
A Class, $0.01 Par Value	$5,054,818	546,604	$9.25
C Class, $0.01 Par Value	$177,545	20,893	$8.50
R Class, $0.01 Par Value	$1,069,341	118,136	$9.05
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.81 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
7

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $325,821)	$2,748,104
Securities lending, net	89,846
Interest	34,755
2,872,705

Expenses:
Management fees	3,335,804
Distribution and service fees:
A Class	6,402
C Class	983
R Class	2,739
Directors' fees and expenses	6,360
Other expenses	21,329
3,373,617

Net investment income (loss)	(500,912)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $912,848)	12,318,706
Foreign currency translation transactions	(166,819)
12,151,887

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $100,038)	32,618,275
Translation of assets and liabilities in foreign currencies	(24,757)
32,593,518

Net realized and unrealized gain (loss)	44,745,405

Net Increase (Decrease) in Net Assets Resulting from Operations	$44,244,493

See Notes to Financial Statements.
8

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2024 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2023
Increase (Decrease) in Net Assets	May 31, 2024	November 30, 2023
Operations
Net investment income (loss)	$(500,912)	$257,057
Net realized gain (loss)	12,151,887	(44,478,751)
Change in net unrealized appreciation (depreciation)	32,593,518	36,832,093
Net increase (decrease) in net assets resulting from operations	44,244,493	(7,389,601)

Distributions to Shareholders
From earnings:
Investor Class	(749,060)	(883,194)
I Class	(354,084)	(395,627)
Decrease in net assets from distributions	(1,103,144)	(1,278,821)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(23,071,718)	(45,954,756)

Net increase (decrease) in net assets	20,069,631	(54,623,178)

Net Assets
Beginning of period	422,812,413	477,435,591
End of period	$442,882,044	$422,812,413

See Notes to Financial Statements.
9

Notes to Financial Statements

MAY 31, 2024 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Opportunities Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

10

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$5,368,690	—	—	—	$5,368,690
Gross amount of recognized liabilities for securities lending transactions					$5,368,690
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

11

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended May 31, 2024 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.200% to 1.550%	1.55%
I Class	1.000% to 1.350%	1.35%
A Class	1.200% to 1.550%	1.55%
C Class	1.200% to 1.550%	1.55%
R Class	1.200% to 1.550%	1.55%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $112,918 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2024 were $266,502,186 and $286,910,963, respectively.
12

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2024		Year ended November 30, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	670,000,000		670,000,000
Sold	436,813	$3,958,142	1,013,081	$8,768,619
Issued in reinvestment of distributions	75,554	706,427	97,008	833,302
Redeemed	(3,487,889)	(31,662,195)	(5,278,674)	(45,813,227)
	(2,975,522)	(26,997,626)	(4,168,585)	(36,211,306)
I Class/Shares Authorized	120,000,000		120,000,000
Sold	1,209,736	11,141,219	2,128,189	18,499,251
Issued in reinvestment of distributions	37,272	354,084	45,265	394,713
Redeemed	(769,660)	(7,034,639)	(3,221,450)	(27,924,308)
	477,348	4,460,664	(1,047,996)	(9,030,344)
A Class/Shares Authorized	35,000,000		35,000,000
Sold	27,691	248,070	90,793	731,925
Redeemed	(67,135)	(600,576)	(98,863)	(828,741)
	(39,444)	(352,506)	(8,070)	(96,816)
C Class/Shares Authorized	25,000,000		25,000,000
Sold	108	912	1,909	15,094
Redeemed	(6,904)	(56,420)	(7,441)	(59,422)
	(6,796)	(55,508)	(5,532)	(44,328)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	22,654	201,685	38,883	330,925
Redeemed	(37,333)	(328,427)	(112,767)	(902,887)
	(14,679)	(126,742)	(73,884)	(571,962)
Net increase (decrease)	(2,559,093)	$(23,071,718)	(5,304,067)	$(45,954,756)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

13

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$4,634,844	$2,406,044	—
Canada	5,695,551	34,213,835	—
China	4,735,563	7,865,741	—
Israel	15,350,707	—	—
Mexico	11,727,152	—	—
Norway	3,059,811	3,001,509	—
United States	5,358,460	—	—
Other Countries	—	345,780,688	—
Exchange-Traded Funds	66,008	—	—
Short-Term Investments	5,368,690	961,502	—
	$55,996,786	$394,229,319	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$368,752,472
Gross tax appreciation of investments	$91,332,570
Gross tax depreciation of investments	(9,858,937)
Net tax appreciation (depreciation) of investments	$81,473,633

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2023, the fund had accumulated short-term capital losses of $(114,708,532) and accumulated long-term capital losses of $(8,833,666), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
14

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$8.49	(0.01)	0.92	0.91	(0.02)	—	(0.02)	$9.38	10.60%	1.56%	(0.26)%	61%	$347,517
2023	$8.66	—(4)	(0.15)	(0.15)	(0.02)	—	(0.02)	$8.49	(1.73)%	1.53%	0.03%	110%	$339,990
2022	$13.79	0.01	(3.00)	(2.99)	(0.05)	(2.09)	(2.14)	$8.66	(25.53)%	1.48%	0.15%	108%	$382,973
2021	$12.95	(0.04)	1.31	1.27	—	(0.43)	(0.43)	$13.79	10.01%	1.37%	(0.30)%	127%	$576,312
2020	$10.17	(0.01)	2.89	2.88	(0.10)	—	(0.10)	$12.95	28.52%	1.40%	(0.12)%	131%	$565,150
2019	$9.33	0.01	1.13	1.14	(0.05)	(0.25)	(0.30)	$10.17	12.88%	1.46%	0.23%	124%	$499,296
I Class
2024(3)	$8.63	—(4)	0.93	0.93	(0.04)	—	(0.04)	$9.52	10.76%	1.36%	(0.06)%	61%	$89,063
2023	$8.81	0.02	(0.16)	(0.14)	(0.04)	—	(0.04)	$8.63	(1.62)%	1.33%	0.23%	110%	$76,614
2022	$13.98	0.04	(3.05)	(3.01)	(0.07)	(2.09)	(2.16)	$8.81	(25.29)%	1.28%	0.35%	108%	$87,392
2021	$13.10	(0.01)	1.32	1.31	—	(0.43)	(0.43)	$13.98	10.12%	1.17%	(0.10)%	127%	$141,573
2020	$10.29	0.01	2.92	2.93	(0.12)	—	(0.12)	$13.10	28.84%	1.20%	0.08%	131%	$94,818
2019	$9.44	0.03	1.14	1.17	(0.07)	(0.25)	(0.32)	$10.29	13.06%	1.26%	0.43%	124%	$78,575
A Class
2024(3)	$8.37	(0.02)	0.90	0.88	—	—	—	$9.25	10.51%	1.81%	(0.51)%	61%	$5,055
2023	$8.54	(0.02)	(0.15)	(0.17)	—	—	—	$8.37	(1.99)%	1.78%	(0.22)%	110%	$4,905
2022	$13.62	(0.01)	(2.97)	(2.98)	(0.01)	(2.09)	(2.10)	$8.54	(25.68)%	1.73%	(0.10)%	108%	$5,073
2021	$12.83	(0.08)	1.30	1.22	—	(0.43)	(0.43)	$13.62	9.70%	1.62%	(0.55)%	127%	$8,220
2020	$10.07	(0.04)	2.87	2.83	(0.07)	—	(0.07)	$12.83	28.28%	1.65%	(0.37)%	131%	$7,214
2019	$9.24	(0.02)	1.13	1.11	(0.03)	(0.25)	(0.28)	$10.07	12.60%	1.71%	(0.02)%	124%	$6,067
C Class
2024(3)	$7.72	(0.05)	0.83	0.78	—	—	—	$8.50	10.10%	2.56%	(1.26)%	61%	$178
2023	$7.93	(0.08)	(0.13)	(0.21)	—	—	—	$7.72	(2.65)%	2.53%	(0.97)%	110%	$214
2022	$12.87	(0.09)	(2.76)	(2.85)	—	(2.09)	(2.09)	$7.93	(26.27)%	2.48%	(0.85)%	108%	$264
2021	$12.23	(0.17)	1.24	1.07	—	(0.43)	(0.43)	$12.87	8.93%	2.37%	(1.30)%	127%	$667
2020	$9.61	(0.11)	2.73	2.62	—	—	—	$12.23	27.26%	2.40%	(1.12)%	131%	$981
2019	$8.86	(0.07)	1.07	1.00	—	(0.25)	(0.25)	$9.61	11.77%	2.46%	(0.77)%	124%	$1,044

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024(3)	$8.20	(0.03)	0.88	0.85	—	—	—	$9.05	10.37%	2.06%	(0.76)%	61%	$1,069
2023	$8.39	(0.04)	(0.15)	(0.19)	—	—	—	$8.20	(2.26)%	2.03%	(0.47)%	110%	$1,089
2022	$13.43	(0.03)	(2.92)	(2.95)	—	(2.09)	(2.09)	$8.39	(25.85)%	1.98%	(0.35)%	108%	$1,734
2021	$12.69	(0.11)	1.28	1.17	—	(0.43)	(0.43)	$13.43	9.41%	1.87%	(0.80)%	127%	$1,954
2020	$9.96	(0.07)	2.84	2.77	(0.04)	—	(0.04)	$12.69	27.96%	1.90%	(0.62)%	131%	$1,398
2019	$9.14	(0.04)	1.12	1.08	(0.01)	(0.25)	(0.26)	$9.96	12.33%	1.96%	(0.27)%	124%	$1,962

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2024 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92635 2407

Semiannual Financial Statements and Other Information

May 31, 2024

International Small-Mid Cap Fund
Investor Class (ANTSX)
G Class (ANTMX)

Schedule of Investments

MAY 31, 2024 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.1%
Australia — 9.9%
Breville Group Ltd.(1)	175,841	$3,137,741
CAR Group Ltd.	245,544	5,733,586
Charter Hall Retail REIT	1,892,236	4,136,932
Lovisa Holdings Ltd.	132,373	3,015,005
Megaport Ltd.(2)	147,294	1,344,593
NEXTDC Ltd.(2)	716,450	8,552,103
Paladin Energy Ltd.(2)	513,939	5,494,280
Pro Medicus Ltd.(1)	50,646	4,075,021
Reliance Worldwide Corp. Ltd.	1,829,275	5,928,547
Sandfire Resources Ltd.(2)	1,023,754	6,325,438
Seven Group Holdings Ltd.(1)	242,560	6,357,829
Ventia Services Group Pty. Ltd.	833,049	2,000,363
		56,101,438
Belgium — 1.6%
Aedifica SA	49,321	3,207,758
D'ieteren Group	13,223	2,887,518
Warehouses De Pauw CVA	99,746	2,923,505
		9,018,781
Canada — 6.9%
Alamos Gold, Inc., Class A	366,162	6,122,625
AtkinsRealis Group, Inc.	162,314	6,352,272
Capstone Copper Corp.(2)	913,648	6,435,321
Cargojet, Inc.	33,048	2,692,432
Celestica, Inc.(2)	118,787	6,640,288
Descartes Systems Group, Inc.(2)	60,061	5,546,262
FirstService Corp.	16,968	2,496,332
Stella-Jones, Inc.	46,504	2,776,012
		39,061,544
Denmark — 2.1%
ALK-Abello AS(2)	311,311	6,953,107
Royal Unibrew AS(2)	61,825	5,081,472
		12,034,579
Finland — 1.7%
Huhtamaki OYJ	70,135	2,829,252
Konecranes OYJ	118,052	6,793,743
		9,622,995
France — 5.5%
Elis SA	452,695	11,509,433
Gaztransport Et Technigaz SA(1)	20,978	3,060,372
SPIE SA	215,018	8,894,590
Verallia SA	111,867	4,631,725
Virbac SACA	7,111	2,775,068
		30,871,188
Germany — 4.2%
CTS Eventim AG & Co. KGaA	38,674	3,355,038
Gerresheimer AG	7,967	912,630
KION Group AG	85,863	4,062,041
Redcare Pharmacy NV(2)	44,216	5,542,112
2

	Shares	Value
Scout24 SE	63,082	$4,745,244
Stroeer SE & Co. KGaA	69,787	4,978,691
		23,595,756
Ireland — 1.3%
Glanbia PLC	351,431	7,222,622
Israel — 2.6%
Camtek Ltd.	36,444	3,732,230
CyberArk Software Ltd.(2)	18,672	4,280,556
Nova Ltd.(2)	31,949	6,666,159
		14,678,945
Italy — 1.5%
BPER Banca SpA	1,615,007	8,691,525
Japan — 26.4%
Amvis Holdings, Inc.	166,200	2,102,960
Asics Corp.	117,200	6,510,635
BIPROGY, Inc.	65,500	1,734,906
Coca-Cola Bottlers Japan Holdings, Inc.	242,500	2,826,156
CyberAgent, Inc.	973,100	5,865,717
Daiei Kankyo Co. Ltd.	319,700	5,075,016
Fukuoka Financial Group, Inc.	278,400	8,145,401
Hoshizaki Corp.	120,900	4,341,640
Integral Corp.(2)	121,500	3,069,013
Invincible Investment Corp.	18,984	8,252,544
Kinden Corp.	310,900	6,622,871
Kyoritsu Maintenance Co. Ltd.	120,500	2,376,187
Mebuki Financial Group, Inc.	1,861,400	7,480,389
Money Forward, Inc.(2)	89,500	2,958,825
Morinaga & Co. Ltd.	187,400	2,997,301
Nifco, Inc.	127,100	3,042,103
Nippon Gas Co. Ltd.	293,400	4,478,121
Nissan Chemical Corp.	44,600	1,240,050
Organo Corp.	103,900	5,852,500
Ryohin Keikaku Co. Ltd.	340,700	5,597,085
Sanrio Co. Ltd.	331,200	5,116,282
Santen Pharmaceutical Co. Ltd.	577,600	5,997,256
Socionext, Inc.	115,500	3,392,981
Taiheiyo Cement Corp.	266,000	6,642,654
Tokyo Ohka Kogyo Co. Ltd.	142,000	3,723,611
Tokyo Tatemono Co. Ltd.	389,200	6,303,242
Toyo Suisan Kaisha Ltd.	82,500	5,947,823
Toyo Tire Corp.	405,500	7,266,920
U-Next Holdings Co. Ltd.	214,600	6,345,947
Yamazaki Baking Co. Ltd.	206,800	4,547,374
Yokogawa Electric Corp.	111,000	2,859,013
		148,712,523
Netherlands — 4.2%
Aalberts NV(1)	117,057	5,600,935
Allfunds Group PLC	611,090	3,673,146
Fugro NV(1)	323,861	8,689,592
InPost SA(2)	329,467	5,938,271
		23,901,944
Norway — 1.8%
Seadrill Ltd.(2)	71,465	3,706,890
Subsea 7 SA	356,722	6,623,985
		10,330,875
3

	Shares	Value
Spain — 5.8%
Bankinter SA(1)	1,008,255	$8,906,145
Fluidra SA	123,545	3,014,500
Indra Sistemas SA(1)	382,496	8,841,620
Melia Hotels International SA(2)	672,069	5,803,162
Sacyr SA	1,577,444	5,946,878
		32,512,305
Sweden — 5.7%
AAK AB	173,530	4,873,286
AddTech AB, B Shares	124,318	2,945,604
Beijer Ref AB(1)	265,578	4,347,451
Hemnet Group AB	121,338	3,345,733
Munters Group AB	194,423	4,256,166
Saab AB, Class B	228,060	5,535,637
Thule Group AB	119,588	3,610,068
Trelleborg AB, B Shares	79,283	3,102,312
		32,016,257
Switzerland — 4.2%
Flughafen Zurich AG	27,516	5,866,776
PSP Swiss Property AG	41,329	5,199,633
Swissquote Group Holding SA	18,173	5,585,203
Tecan Group AG	1,610	573,085
Ypsomed Holding AG	14,433	6,151,809
		23,376,506
United Kingdom — 13.0%
4imprint Group PLC	41,356	3,498,055
Bellway PLC	167,125	5,754,686
Bytes Technology Group PLC	555,998	3,981,765
ConvaTec Group PLC	1,364,691	4,350,790
Diploma PLC	141,330	7,408,458
Greggs PLC	81,934	3,081,321
Howden Joinery Group PLC	438,429	5,113,314
Intermediate Capital Group PLC	312,026	9,296,650
Man Group PLC	1,648,813	5,572,979
Marks & Spencer Group PLC	1,756,399	6,795,030
Melrose Industries PLC	540,340	4,275,778
Tritax Big Box REIT PLC	1,479,091	2,992,724
UNITE Group PLC	353,514	4,216,650
Weir Group PLC	261,453	7,145,028
		73,483,228
United States — 0.7%
TechnipFMC PLC	148,586	3,891,467
TOTAL COMMON STOCKS (Cost $447,357,507)		559,124,478
EXCHANGE-TRADED FUNDS — 0.0%
iShares MSCI EAFE Small-Cap ETF (Cost $222,959)	4,071	262,702
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio(3)	206,048	206,048
Repurchase Agreements — 0.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45 - 2/15/49, valued at $164,097), in a joint trading account at 5.29%, dated 5/31/24, due 6/3/24 (Delivery value $159,763)		159,693
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 4/30/27, valued at $1,615,800), at 5.31%, dated 5/31/24, due 6/3/24 (Delivery value $1,584,701)		1,584,000
4

	Shares	Value
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 1.25% - 2.75%, 6/30/28 - 8/15/32, valued at $652,131), at 5.30%, dated 5/31/24, due 6/3/24 (Delivery value $639,282)		$639,000
		2,382,693
TOTAL SHORT-TERM INVESTMENTS (Cost $2,588,741)		2,588,741
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $450,169,207)		561,975,921
OTHER ASSETS AND LIABILITIES — 0.4%		2,422,062
TOTAL NET ASSETS — 100.0%		$564,397,983

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	27.6%
Information Technology	10.7%
Financials	10.7%
Consumer Discretionary	10.2%
Consumer Staples	8.1%
Materials	7.2%
Real Estate	7.1%
Communication Services	6.7%
Health Care	6.0%
Energy	4.0%
Utilities	0.8%
Exchange-Traded Funds	0.0%
Short-Term Investments	0.5%
Other Assets and Liabilities	0.4%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $18,774,013. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $19,547,313, which includes securities collateral of $19,341,265.

See Notes to Financial Statements.
5

Statement of Assets and Liabilities

MAY 31, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $449,963,159) — including $18,774,013 of securities on loan	$561,769,873
Investment made with cash collateral received for securities on loan, at value (cost of $206,048)	206,048
Total investment securities, at value (cost of $450,169,207)	561,975,921
Foreign currency holdings, at value (cost of $69,380)	69,440
Receivable for investments sold	5,558,424
Dividends and interest receivable	2,033,647
Securities lending receivable	11,437
569,648,869

Liabilities
Disbursements in excess of demand deposit cash	130,432
Payable for collateral received for securities on loan	206,048
Payable for investments purchased	1,375,089
Payable for capital shares redeemed	3,426,203
Accrued management fees	113,114
5,250,886

Net Assets	$564,397,983

Net Assets Consist of:
Capital (par value and paid-in surplus)	$552,517,087
Distributable earnings (loss)	11,880,896
$564,397,983

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$95,371,361	9,418,294	$10.13
G Class, $0.01 Par Value	$469,026,622	45,037,958	$10.41

See Notes to Financial Statements.
6

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $689,241)	$6,015,430
Interest	98,689
Securities lending, net	27,335
6,141,454

Expenses:
Management fees	3,058,039
Directors' fees and expenses	7,735
Other expenses	14,688
3,080,462
Fees waived - G Class	(2,419,472)
660,990

Net investment income (loss)	5,480,464

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	18,587,359
Foreign currency translation transactions	92,988
18,680,347

Change in net unrealized appreciation (depreciation) on:
Investments	59,513,954
Translation of assets and liabilities in foreign currencies	(52,733)
59,461,221

Net realized and unrealized gain (loss)	78,141,568

Net Increase (Decrease) in Net Assets Resulting from Operations	$83,622,032

See Notes to Financial Statements.
7

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2024 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2023
Increase (Decrease) in Net Assets	May 31, 2024	November 30, 2023
Operations
Net investment income (loss)	$5,480,464	$8,095,161
Net realized gain (loss)	18,680,347	(45,354,758)
Change in net unrealized appreciation (depreciation)	59,461,221	22,871,731
Net increase (decrease) in net assets resulting from operations	83,622,032	(14,387,866)

Distributions to Shareholders
From earnings:
Investor Class	(954,897)	—
G Class	(9,336,855)	(2,818,350)
Decrease in net assets from distributions	(10,291,752)	(2,818,350)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(22,944,598)	62,229,419

Net increase (decrease) in net assets	50,385,682	45,023,203

Net Assets
Beginning of period	514,012,301	468,989,098
End of period	$564,397,983	$514,012,301

See Notes to Financial Statements.
8

Notes to Financial Statements

MAY 31, 2024 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Small-Mid Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth. The fund offers the Investor Class and G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

9

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$206,048	—	—	—	$206,048
Gross amount of recognized liabilities for securities lending transactions					$206,048
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 52% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

10

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Annual Management Fee
Investor Class	1.43%
G Class	0.00%(1)
(1)Annual management fee before waiver was 1.08%.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $141,006 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2024 were $293,500,371 and $322,268,175, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2024		Year ended November 30, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	120,000,000		120,000,000
Sold	113,436	$1,012,985	851,862	$7,722,842
Issued in reinvestment of distributions	105,165	954,897	—	—
Redeemed	(124,684)	(1,143,044)	(77,887)	(720,167)
	93,917	824,838	773,975	7,002,675
G Class/Shares Authorized	500,000,000		500,000,000
Sold	1,300,015	12,375,191	8,197,516	75,190,723
Issued in reinvestment of distributions	1,006,127	9,336,855	303,048	2,818,350
Redeemed	(4,706,102)	(45,481,482)	(2,416,150)	(22,782,329)
	(2,399,960)	(23,769,436)	6,084,414	55,226,744
Net increase (decrease)	(2,306,043)	$(22,944,598)	6,858,389	$62,229,419

11

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$2,496,332	$36,565,212	—
Israel	14,678,945	—	—
Norway	3,706,890	6,623,985	—
United States	3,891,467	—	—
Other Countries	—	491,161,647	—
Exchange-Traded Funds	262,702	—	—
Short-Term Investments	206,048	2,382,693	—
	$25,242,384	$536,733,537	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The majority of the fund is owned by a relatively small number of shareholders. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of the fund may be at risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

12

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$451,638,722
Gross tax appreciation of investments	$115,441,574
Gross tax depreciation of investments	(5,104,375)
Net tax appreciation (depreciation) of investments	$110,337,199

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2023, the fund had accumulated short-term capital losses of $(116,592,662), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
13

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$8.82	0.04	1.37	1.41	(0.10)	—	(0.10)	$10.13	16.14%	1.44%	1.44%	0.85%	0.85%	55%	$95,371
2023	$9.21	0.04	(0.43)	(0.39)	—	—	—	$8.82	(4.23)%	1.43%	1.46%	0.45%	0.42%	123%	$82,247
2022	$15.01	0.02	(3.12)	(3.10)	(0.10)	(2.60)	(2.70)	$9.21	(24.94)%	1.44%	1.48%	0.20%	0.16%	107%	$78,762
2021	$13.16	(0.06)	2.34	2.28	—	(0.43)	(0.43)	$15.01	17.70%	1.44%	1.48%	(0.39)%	(0.43)%	113%	$105,938
2020	$10.61	(0.03)	2.76	2.73	(0.18)	—	(0.18)	$13.16	26.24%	1.47%	1.48%	(0.25)%	(0.26)%	131%	$97,901
2019	$10.56	0.01	1.14	1.15	(0.04)	(1.06)	(1.10)	$10.61	13.13%	1.48%	1.48%	0.14%	0.14%	133%	$93,941
G Class
2024(3)	$9.10	0.11	1.40	1.51	(0.20)	—	(0.20)	$10.41	16.90%	0.01%	1.09%	2.28%	1.20%	55%	$469,027
2023	$9.44	0.18	(0.45)	(0.27)	(0.07)	—	(0.07)	$9.10	(2.92)%	0.00%	1.11%	1.88%	0.77%	123%	$431,766
2022	$15.34	0.17	(3.16)	(2.99)	(0.31)	(2.60)	(2.91)	$9.44	(23.82)%	0.01%	1.13%	1.63%	0.51%	107%	$390,227
2021	$13.36	0.16	2.35	2.51	(0.10)	(0.43)	(0.53)	$15.34	19.45%	0.01%	1.13%	1.04%	(0.08)%	113%	$430,778
2020	$10.77	0.13	2.80	2.93	(0.34)	—	(0.34)	$13.36	28.03%	0.01%	1.13%	1.21%	0.09%	131%	$397,066
2019	$10.72	0.16	1.13	1.29	(0.18)	(1.06)	(1.24)	$10.77	14.77%	0.01%	1.13%	1.61%	0.49%	133%	$239,174

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2024 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Contact Us	americancentury.com
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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92628 2407

Semiannual Financial Statements and Other Information

May 31, 2024

International Value Fund
Investor Class (ACEVX)
I Class (ACVUX)
A Class (MEQAX)
C Class (ACCOX)
R Class (ACVRX)
R6 Class (ACVDX)
G Class (ACAFX)

Schedule of Investments

MAY 31, 2024 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.9%
Australia — 5.2%
Ampol Ltd.	116,113	$2,692,506
ANZ Group Holdings Ltd.	685,370	12,935,606
BHP Group Ltd.	857,845	25,531,470
BlueScope Steel Ltd.	182,665	2,577,748
Dexus	430,103	1,951,346
Fortescue Ltd.	835,549	13,807,578
GPT Group	797,902	2,238,361
Origin Energy Ltd.	387,109	2,634,436
Rio Tinto Ltd.	30,295	2,605,808
Scentre Group	2,349,011	4,956,669
Sonic Healthcare Ltd.	150,605	2,451,410
Vicinity Ltd.	3,884,153	5,077,283
Westpac Banking Corp.	60,976	1,058,877
		80,519,098
Austria — 1.8%
Erste Group Bank AG	353,054	17,349,138
Verbund AG	131,210	10,773,250
		28,122,388
Belgium — 1.4%
Ageas SA	161,277	8,045,739
UCB SA	92,684	13,000,838
		21,046,577
Canada — 2.6%
Great-West Lifeco, Inc.(1)	114,764	3,442,204
iA Financial Corp., Inc.	29,362	1,911,724
Manulife Financial Corp.	318,601	8,275,047
Nutrien Ltd.	118,851	6,964,767
Power Corp. of Canada	420,948	12,221,220
RioCan Real Estate Investment Trust	75,924	963,151
Suncor Energy, Inc.	172,803	7,049,303
		40,827,416
Denmark — 0.1%
AP Moller - Maersk AS, B Shares	771	1,401,817
Svitzer AS(2)	1,542	60,453
		1,462,270
Finland — 1.1%
Nokia OYJ	2,210,259	8,645,200
UPM-Kymmene OYJ	236,381	9,036,159
		17,681,359
France — 11.9%
ArcelorMittal SA	41,894	1,105,271
AXA SA	55,123	1,990,294
BNP Paribas SA	148,830	10,986,127
Cie de Saint-Gobain SA	315,824	27,884,501
Credit Agricole SA(1)	655,741	10,669,483
Eiffage SA	45,988	5,088,113
Engie SA	1,078,090	18,264,572
Gecina SA	44,969	4,853,834
2

	Shares	Value
L'Oreal SA	15,759	$7,778,644
Publicis Groupe SA	128,899	14,478,551
Sanofi SA	284,185	27,822,265
Societe Generale SA(1)	390,544	11,697,898
Sodexo SA	50,169	4,672,644
STMicroelectronics NV	96,575	4,078,225
TotalEnergies SE	212,041	15,535,066
Unibail-Rodamco-Westfield	40,347	3,554,966
Veolia Environnement SA	276,697	9,262,941
Vinci SA	41,581	5,188,978
		184,912,373
Germany — 7.3%
Allianz SE	78,674	23,030,844
BASF SE	370,738	19,621,905
Bayerische Motoren Werke AG	26,862	2,739,989
Commerzbank AG	432,187	7,338,267
E.ON SE	1,504,959	20,154,592
Evonik Industries AG	119,614	2,634,918
Fresenius SE & Co. KGaA(2)	88,161	2,812,890
Heidelberg Materials AG	23,257	2,439,040
Henkel AG & Co. KGaA, Preference Shares	45,221	4,093,875
RWE AG	168,103	6,388,613
Siemens AG	113,555	21,886,709
		113,141,642
Hong Kong — 2.5%
BOC Hong Kong Holdings Ltd.	1,596,000	5,016,860
CK Asset Holdings Ltd.	1,583,000	6,270,001
CK Hutchison Holdings Ltd.	2,323,500	11,345,845
CK Infrastructure Holdings Ltd.	231,000	1,336,111
Link REIT	435,100	1,834,561
Power Assets Holdings Ltd.	858,500	4,766,682
Sun Hung Kai Properties Ltd.	598,000	5,778,180
WH Group Ltd.	3,733,500	2,544,215
		38,892,455
Ireland — 0.5%
Bank of Ireland Group PLC	683,123	7,851,167
Italy — 6.4%
Assicurazioni Generali SpA	950,360	24,460,919
Enel SpA	1,431,212	10,391,608
Intesa Sanpaolo SpA	8,323,451	32,788,003
Mediobanca Banca di Credito Finanziario SpA	268,967	4,257,109
Stellantis NV	985,187	21,827,831
UniCredit SpA	157,789	6,281,992
		100,007,462
Japan — 24.0%
Asahi Group Holdings Ltd.	199,000	7,300,601
Astellas Pharma, Inc.	318,200	3,123,953
Brother Industries Ltd.	99,400	1,913,103
Canon, Inc.(1)	445,900	12,976,635
Dai-ichi Life Holdings, Inc.	168,500	4,533,655
Daiwa House Industry Co. Ltd.	136,100	3,621,164
Dentsu Group, Inc.	61,400	1,625,364
Hitachi Ltd.	35,000	3,604,569
Honda Motor Co. Ltd.	2,244,000	25,410,402
3

	Shares	Value
Inpex Corp.	655,300	$10,111,120
ITOCHU Corp.(1)	548,000	25,869,216
Japan Post Bank Co. Ltd.	499,100	4,943,996
Japan Post Holdings Co. Ltd.	814,000	7,860,378
JFE Holdings, Inc.	393,800	5,961,934
Kawasaki Kisen Kaisha Ltd.	97,200	1,444,617
KDDI Corp.	32,800	903,796
Marubeni Corp.	812,400	15,911,290
Mitsubishi Chemical Group Corp.	1,018,400	5,393,620
Mitsubishi Corp.	1,464,000	30,899,760
Mitsubishi Electric Corp.	565,900	9,833,837
Mitsubishi UFJ Financial Group, Inc.	1,010,700	10,735,321
Mitsui & Co. Ltd.	546,300	27,814,424
Mitsui OSK Lines Ltd.(1)	180,000	5,933,229
Mizuho Financial Group, Inc.	524,000	10,733,793
MS&AD Insurance Group Holdings, Inc.	1,454,400	30,251,390
Nintendo Co. Ltd.	16,700	908,154
Nippon Yusen KK(1)	158,700	5,031,603
Obayashi Corp.	134,900	1,570,434
Otsuka Holdings Co. Ltd.	110,800	4,574,427
Renesas Electronics Corp.	788,200	14,523,857
Sekisui Chemical Co. Ltd.	158,300	2,272,030
SoftBank Group Corp.	101,800	5,890,909
Sompo Holdings, Inc.	111,000	2,349,285
Sumitomo Corp.	388,800	10,117,544
Sumitomo Mitsui Financial Group, Inc.	310,900	20,348,120
Takeda Pharmaceutical Co. Ltd.	144,000	3,833,995
Tokyo Gas Co. Ltd.	87,300	1,960,880
Toyota Motor Corp.	1,120,800	24,414,033
Toyota Tsusho Corp.	118,100	7,212,243
		373,718,681
Netherlands — 3.9%
ABN AMRO Bank NV, CVA	289,689	4,955,426
ASR Nederland NV(1)	104,681	5,066,391
ING Groep NV	836,066	14,936,615
Koninklijke Ahold Delhaize NV	620,123	19,231,886
Koninklijke Philips NV(2)	292,762	7,996,751
NN Group NV(1)	117,678	5,490,748
Randstad NV	57,474	3,037,605
		60,715,422
Norway — 1.3%
DNB Bank ASA	82,874	1,622,806
Equinor ASA	246,025	7,141,547
Norsk Hydro ASA	739,922	5,010,485
Telenor ASA	120,539	1,404,392
Yara International ASA	140,667	4,374,102
		19,553,332
Singapore — 0.2%
Mapletree Pan Asia Commercial Trust(1)	984,200	892,813
Wilmar International Ltd.	732,000	1,678,749
		2,571,562
Spain — 4.6%
Banco Bilbao Vizcaya Argentaria SA	2,794,599	30,325,185
Banco Santander SA	2,590,215	13,660,136
4

	Shares	Value
Enagas SA(1)	151,968	$2,337,069
Endesa SA	187,865	3,741,682
Iberdrola SA	170,696	2,252,976
Repsol SA	638,655	10,425,846
Telefonica SA	2,049,391	9,577,422
		72,320,316
Sweden — 1.5%
H & M Hennes & Mauritz AB, B Shares(1)	443,073	7,834,508
Securitas AB, B Shares(1)	197,243	2,029,881
SKF AB, B Shares	107,883	2,370,216
Svenska Handelsbanken AB, A Shares	404,827	3,809,671
Volvo AB, B Shares	299,030	8,048,359
		24,092,635
Switzerland — 4.2%
Avolta AG(2)	7,799	316,671
Novartis AG	467,633	48,399,055
Roche Holding AG	37,517	9,578,719
Sandoz Group AG	27,752	981,698
Swiss Re AG	42,667	5,441,240
		64,717,383
United Kingdom — 18.4%
3i Group PLC	262,179	9,660,494
Barclays PLC	8,212,548	23,194,751
Barratt Developments PLC	575,642	3,732,723
BP PLC	5,913,068	36,989,106
CRH PLC	54,242	4,280,586
Glencore PLC	2,548,110	15,705,774
GSK PLC	550,272	12,347,008
HSBC Holdings PLC	3,002,792	26,763,527
J Sainsbury PLC	1,014,529	3,596,955
Kingfisher PLC	1,891,632	6,403,950
Land Securities Group PLC	217,719	1,827,661
Legal & General Group PLC	3,230,623	10,361,088
Lloyds Banking Group PLC	10,245,664	7,313,976
NatWest Group PLC	5,882,077	23,794,749
Rio Tinto PLC	251,568	17,709,728
Schroders PLC	109,623	552,999
Shell PLC	989,318	35,709,184
Standard Chartered PLC	857,180	8,538,023
Taylor Wimpey PLC	886,195	1,677,753
Tesco PLC	4,342,562	17,274,269
Vodafone Group PLC	13,076,725	12,642,570
WPP PLC	537,493	5,625,978
		285,702,852
TOTAL COMMON STOCKS (Cost $1,209,879,821)		1,537,856,390
SHORT-TERM INVESTMENTS — 4.1%
Money Market Funds — 3.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	24,540	24,540
State Street Navigator Securities Lending Government Money Market Portfolio(3)	58,651,806	58,651,806
		58,676,346
Repurchase Agreements — 0.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45 - 2/15/49, valued at $367,317), in a joint trading account at 5.29%, dated 5/31/24, due 6/3/24 (Delivery value $357,617)		357,459
5

	Shares	Value
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.50%, 4/30/27, valued at $3,614,007), at 5.31%, dated 5/31/24, due 6/3/24 (Delivery value $3,544,568)		$3,543,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 1.875% - 4.125%, 11/15/25 - 11/15/32, valued at $1,461,366), at 5.30%, dated 5/31/24, due 6/3/24 (Delivery value $1,432,632)		1,432,000
		5,332,459
TOTAL SHORT-TERM INVESTMENTS (Cost $64,008,805)		64,008,805
TOTAL INVESTMENT SECURITIES — 103.0% (Cost $1,273,888,626)		1,601,865,195
OTHER ASSETS AND LIABILITIES — (3.0)%		(46,633,832)
TOTAL NET ASSETS — 100.0%		$1,555,231,363

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	32.1%
Industrials	15.0%
Materials	9.3%
Health Care	8.8%
Energy	8.1%
Consumer Discretionary	6.5%
Utilities	6.1%
Consumer Staples	4.1%
Communication Services	3.4%
Real Estate	2.8%
Information Technology	2.7%
Short-Term Investments	4.1%
Other Assets and Liabilities	(3.0)%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $64,667,840. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $68,193,943, which includes securities collateral of $9,542,137.

See Notes to Financial Statements.
6

Statement of Assets and Liabilities

MAY 31, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,215,236,820) — including $64,667,840 of securities on loan	$1,543,213,389
Investment made with cash collateral received for securities on loan, at value (cost of $58,651,806)	58,651,806
Total investment securities, at value (cost of $1,273,888,626)	1,601,865,195
Foreign currency holdings, at value (cost of $634,482)	635,686
Receivable for capital shares sold	98,047
Dividends and interest receivable	16,417,154
Securities lending receivable	75,073
1,619,091,155

Liabilities
Payable for collateral received for securities on loan	58,651,806
Payable for capital shares redeemed	4,973,111
Accrued management fees	233,010
Distribution and service fees payable	1,865
63,859,792

Net Assets	$1,555,231,363

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,391,074,243
Distributable earnings (loss)	164,157,120
$1,555,231,363

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$189,752,384	20,891,369	$9.08
I Class, $0.01 Par Value	$61,614,974	6,800,678	$9.06
A Class, $0.01 Par Value	$6,909,324	755,330	$9.15
C Class, $0.01 Par Value	$226,367	24,836	$9.11
R Class, $0.01 Par Value	$571,725	62,793	$9.10
R6 Class, $0.01 Par Value	$761,768	84,123	$9.06
G Class, $0.01 Par Value	$1,295,394,821	142,361,049	$9.10
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.71 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
7

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $4,882,909)	$41,595,907
Interest	332,443
Securities lending, net	199,075
42,127,425

Expenses:
Management fees	5,995,102
Distribution and service fees:
A Class	8,277
C Class	1,271
R Class	1,223
Directors' fees and expenses	21,600
Other expenses	38,745
6,066,218
Fees waived - G Class	(4,668,152)
1,398,066

Net investment income (loss)	40,729,359

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	7,177,777
Foreign currency translation transactions	(98,905)
7,078,872

Change in net unrealized appreciation (depreciation) on:
Investments	164,845,401
Translation of assets and liabilities in foreign currencies	(198,957)
164,646,444

Net realized and unrealized gain (loss)	171,725,316

Net Increase (Decrease) in Net Assets Resulting from Operations	$212,454,675

See Notes to Financial Statements.
8

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2024 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2023
Increase (Decrease) in Net Assets	May 31, 2024	November 30, 2023
Operations
Net investment income (loss)	$40,729,359	$68,343,907
Net realized gain (loss)	7,078,872	19,861,194
Change in net unrealized appreciation (depreciation)	164,646,444	109,123,985
Net increase (decrease) in net assets resulting from operations	212,454,675	197,329,086

Distributions to Shareholders
From earnings:
Investor Class	(8,156,532)	(5,178,587)
I Class	(2,664,629)	(1,348,681)
A Class	(272,135)	(126,749)
C Class	(10,921)	(6,798)
R Class	(17,081)	(11,230)
R6 Class	(37,427)	(21,073)
G Class	(66,665,893)	(37,229,430)
Decrease in net assets from distributions	(77,824,618)	(43,922,548)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(24,565,615)	(31,753,133)

Net increase (decrease) in net assets	110,064,442	121,653,405

Net Assets
Beginning of period	1,445,166,921	1,323,513,516
End of period	$1,555,231,363	$1,445,166,921

See Notes to Financial Statements.
9

Notes to Financial Statements

MAY 31, 2024 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

10

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$58,651,806	—	—	—	$58,651,806
Gross amount of recognized liabilities for securities lending transactions					$58,651,806
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

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3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 49% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class	G Class
1.10%	0.90%	1.10%	1.10%	1.10%	0.75%	0.00%(1)
(1)Annual management fee before waiver was 0.75%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $4,652,149 and $448,093, respectively. The effect of interfund transactions on the Statement of Operations was $(18,704) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2024 were $505,274,037 and $564,169,539, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2024		Year ended November 30, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	500,000,000		500,000,000
Sold	184,184	$1,578,282	894,111	$6,952,626
Issued in reinvestment of distributions	991,651	8,141,458	709,366	5,171,278
Redeemed	(2,775,267)	(24,013,334)	(7,105,614)	(57,002,444)
	(1,599,432)	(14,293,594)	(5,502,137)	(44,878,540)
I Class/Shares Authorized	100,000,000		100,000,000
Sold	658,503	5,548,447	1,427,983	11,224,745
Issued in reinvestment of distributions	325,749	2,664,629	185,361	1,347,573
Redeemed	(885,989)	(7,369,791)	(1,833,240)	(14,350,344)
	98,263	843,285	(219,896)	(1,778,026)
A Class/Shares Authorized	25,000,000		25,000,000
Sold	24,323	205,501	97,914	757,861
Issued in reinvestment of distributions	32,645	270,299	17,125	125,866
Redeemed	(63,247)	(548,203)	(86,860)	(685,997)
	(6,279)	(72,403)	28,179	197,730
C Class/Shares Authorized	25,000,000		25,000,000
Sold	—	—	1,826	14,651
Issued in reinvestment of distributions	1,321	10,921	925	6,798
Redeemed	(16,146)	(134,479)	(13,697)	(102,669)
	(14,825)	(123,558)	(10,946)	(81,220)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	19,194	161,377	34,064	266,406
Issued in reinvestment of distributions	2,062	17,011	1,528	11,197
Redeemed	(8,170)	(69,297)	(89,153)	(680,082)
	13,086	109,091	(53,561)	(402,479)
R6 Class/Shares Authorized	30,000,000		30,000,000
Sold	4,751	39,920	14,846	114,980
Issued in reinvestment of distributions	4,581	37,427	2,903	21,073
Redeemed	(36,043)	(304,452)	(10,660)	(81,333)
	(26,711)	(227,105)	7,089	54,720
G Class/Shares Authorized	1,750,000,000		1,750,000,000
Sold	9,230,125	75,998,629	24,815,675	190,331,839
Issued in reinvestment of distributions	8,149,865	66,665,893	5,120,967	37,229,430
Redeemed	(17,840,493)	(153,465,853)	(27,331,085)	(212,426,587)
	(460,503)	(10,801,331)	2,605,557	15,134,682
Net increase (decrease)	(1,996,401)	$(24,565,615)	(3,145,715)	$(31,753,133)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	—	$1,537,856,390	—
Short-Term Investments	$58,676,346	5,332,459	—
	$58,676,346	$1,543,188,849	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The majority of the fund is owned by a relatively small number of shareholders. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of the fund may be at risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,277,516,412
Gross tax appreciation of investments	$348,963,348
Gross tax depreciation of investments	(24,614,565)
Net tax appreciation (depreciation) of investments	$324,348,783

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2023, the fund had accumulated short-term capital losses of $(177,309,602) and accumulated long-term capital losses of $(18,479,922), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$8.30	0.19	0.97	1.16	(0.38)	$9.08	14.47%	1.11%	1.11%	4.52%	4.52%	34%	$189,752
2023	$7.49	0.32	0.68	1.00	(0.19)	$8.30	13.64%	1.11%	1.11%	3.96%	3.96%	77%	$186,766
2022	$8.37	0.35	(0.84)	(0.49)	(0.39)	$7.49	(6.24)%	1.14%	1.14%	4.89%	4.89%	151%	$209,685
2021	$7.82	0.23	0.50	0.73	(0.18)	$8.37	9.30%	1.10%	1.10%	2.57%	2.57%	124%	$14,827
2020	$7.57	0.15	0.33	0.48	(0.23)	$7.82	6.69%	1.21%	1.22%	2.16%	2.15%	91%	$12,633
2019	$7.61	0.23	0.02	0.25	(0.29)	$7.57	3.41%	1.34%	1.34%	3.13%	3.13%	87%	$9,136
I Class
2024(3)	$8.29	0.20	0.97	1.17	(0.40)	$9.06	14.60%	0.91%	0.91%	4.72%	4.72%	34%	$61,615
2023	$7.48	0.33	0.68	1.01	(0.20)	$8.29	13.82%	0.91%	0.91%	4.16%	4.16%	77%	$55,583
2022	$8.36	0.33	(0.80)	(0.47)	(0.41)	$7.48	(6.04)%	0.94%	0.94%	5.09%	5.09%	151%	$51,756
2021	$7.81	0.24	0.51	0.75	(0.20)	$8.36	9.54%	0.90%	0.90%	2.77%	2.77%	124%	$46,842
2020	$7.57	0.16	0.33	0.49	(0.25)	$7.81	6.93%	1.01%	1.02%	2.36%	2.35%	91%	$29,898
2019	$7.62	0.25	0.01	0.26	(0.31)	$7.57	3.53%	1.14%	1.14%	3.33%	3.33%	87%	$18,981
A Class
2024(3)	$8.35	0.18	0.98	1.16	(0.36)	$9.15	14.34%	1.36%	1.36%	4.27%	4.27%	34%	$6,909
2023	$7.54	0.30	0.68	0.98	(0.17)	$8.35	13.35%	1.36%	1.36%	3.71%	3.71%	77%	$6,359
2022	$8.42	0.30	(0.81)	(0.51)	(0.37)	$7.54	(6.46)%	1.39%	1.39%	4.64%	4.64%	151%	$5,527
2021	$7.86	0.20	0.52	0.72	(0.16)	$8.42	9.10%	1.35%	1.35%	2.32%	2.32%	124%	$6,407
2020	$7.60	0.13	0.33	0.46	(0.20)	$7.86	6.32%	1.46%	1.47%	1.91%	1.90%	91%	$6,176
2019	$7.64	0.22	0.01	0.23	(0.27)	$7.60	3.08%	1.59%	1.59%	2.88%	2.88%	87%	$6,532
C Class
2024(3)	$8.29	0.12	1.00	1.12	(0.30)	$9.11	13.82%	2.11%	2.11%	3.52%	3.52%	34%	$226
2023	$7.50	0.23	0.69	0.92	(0.13)	$8.29	12.55%	2.11%	2.11%	2.96%	2.96%	77%	$329
2022	$8.37	0.23	(0.80)	(0.57)	(0.30)	$7.50	(7.13)%	2.14%	2.14%	3.89%	3.89%	151%	$379
2021	$7.82	0.12	0.52	0.64	(0.09)	$8.37	8.19%	2.10%	2.10%	1.57%	1.57%	124%	$734
2020	$7.51	0.07	0.34	0.41	(0.10)	$7.82	5.65%	2.21%	2.22%	1.16%	1.15%	91%	$926
2019	$7.54	0.16	0.01	0.17	(0.20)	$7.51	2.29%	2.34%	2.34%	2.13%	2.13%	87%	$1,400

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024(3)	$8.30	0.18	0.96	1.14	(0.34)	$9.10	14.13%	1.61%	1.61%	4.02%	4.02%	34%	$572
2023	$7.50	0.28	0.68	0.96	(0.16)	$8.30	13.09%	1.61%	1.61%	3.46%	3.46%	77%	$413
2022	$8.38	0.27	(0.81)	(0.54)	(0.34)	$7.50	(6.74)%	1.64%	1.64%	4.39%	4.39%	151%	$775
2021	$7.83	0.18	0.51	0.69	(0.14)	$8.38	8.73%	1.60%	1.60%	2.07%	2.07%	124%	$893
2020	$7.55	0.12	0.33	0.45	(0.17)	$7.83	6.16%	1.71%	1.72%	1.66%	1.65%	91%	$848
2019	$7.58	0.19	0.02	0.21	(0.24)	$7.55	2.91%	1.84%	1.84%	2.63%	2.63%	87%	$575
R6 Class
2024(3)	$8.30	0.19	0.98	1.17	(0.41)	$9.06	14.64%	0.76%	0.76%	4.87%	4.87%	34%	$762
2023	$7.48	0.35	0.67	1.02	(0.20)	$8.30	14.08%	0.76%	0.76%	4.31%	4.31%	77%	$919
2022	$8.36	0.34	(0.80)	(0.46)	(0.42)	$7.48	(5.89)%	0.79%	0.79%	5.24%	5.24%	151%	$776
2021	$7.81	0.27	0.49	0.76	(0.21)	$8.36	9.71%	0.75%	0.75%	2.92%	2.92%	124%	$786
2020	$7.58	0.18	0.32	0.50	(0.27)	$7.81	7.08%	0.86%	0.87%	2.51%	2.50%	91%	$1,027
2019	$7.63	0.26	0.01	0.27	(0.32)	$7.58	3.72%	0.99%	0.99%	3.48%	3.48%	87%	$6,513
G Class
2024(3)	$8.37	0.24	0.96	1.20	(0.47)	$9.10	15.03%	0.01%	0.76%	5.62%	4.87%	34%	$1,295,395
2023	$7.52	0.40	0.69	1.09	(0.24)	$8.37	15.02%	0.01%	0.76%	5.06%	4.31%	77%	$1,194,798
2022(4)	$8.18	0.28	(0.83)	(0.55)	(0.11)	$7.52	(6.80)%	0.03%	0.78%	6.05%	5.30%	151%(5)	$1,054,615

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2024 (unaudited).
(4)April 1, 2022 (commencement of sale) through November 30, 2022.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Contact Us	americancentury.com
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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92632 2407

Semiannual Financial Statements and Other Information

May 31, 2024

Non-U.S. Intrinsic Value Fund
Investor Class (ANTUX)
I Class (ANVHX)
A Class (ANVLX)
R Class (ANVRX)
R6 Class (ANVMX)
G Class (ANTGX)

Schedule of Investments

MAY 31, 2024 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.7%
Belgium — 2.1%
UCB SA	91,930	$12,895,075
Brazil — 1.7%
Ambev SA	4,645,300	10,297,528
Canada — 2.3%
ERO Copper Corp.(1)	199,487	4,247,487
Linamar Corp.	182,666	9,516,940
		13,764,427
China — 6.3%
Alibaba Group Holding Ltd.	1,055,400	10,305,490
Autohome, Inc., ADR	259,129	7,359,264
Baidu, Inc., Class A(1)	343,900	4,167,379
JD.com, Inc., Class A	252,664	3,745,372
Tencent Holdings Ltd.	278,200	12,906,689
		38,484,194
France — 16.8%
Arkema SA	69,232	7,094,614
BNP Paribas SA	91,149	6,728,311
Eiffage SA	161,266	17,842,474
Rexel SA	456,335	13,867,957
Sanofi SA	248,721	24,350,270
Teleperformance SE	190,715	21,816,251
Verallia SA	253,038	10,476,747
		102,176,624
Germany — 6.9%
Bayerische Motoren Werke AG	140,960	14,378,260
Continental AG	182,312	12,425,386
Mercedes-Benz Group AG	211,585	15,356,260
		42,159,906
Ireland — 3.0%
Smurfit Kappa Group PLC	379,584	18,513,443
Japan — 4.0%
SUMCO Corp.	1,598,300	24,027,762
Mexico — 0.4%
Bolsa Mexicana de Valores SAB de CV	1,458,432	2,650,991
Netherlands — 7.8%
ING Groep NV	909,853	16,254,846
NN Group NV	422,906	19,732,409
Signify NV	407,341	11,130,557
		47,117,812
Russia(2) — 0.0%
GMK Norilskiy Nickel PAO	7,693,300	85
South Korea — 9.8%
BGF retail Co. Ltd.	51,090	4,305,256
Hana Financial Group, Inc.	97,991	4,375,846
Hyundai Mobis Co. Ltd.	64,393	10,039,827
KT&G Corp.	256,816	15,501,855
LG Corp.	125,054	7,358,132
LG Uplus Corp.	807,531	5,639,480
2

	Shares	Value
Samsung Electronics Co. Ltd.	232,076	$12,296,036
		59,516,432
Sweden — 1.2%
Volvo Car AB, Class B(1)	2,218,595	7,471,785
Switzerland — 7.2%
Adecco Group AG	531,696	20,178,293
Roche Holding AG	92,831	23,701,310
		43,879,603
United Kingdom — 28.7%
AstraZeneca PLC, ADR	238,033	18,571,335
Barclays PLC	6,337,021	17,897,689
Barratt Developments PLC	1,121,872	7,274,725
British American Tobacco PLC	779,515	24,106,370
GSK PLC	1,358,137	30,473,891
Hikma Pharmaceuticals PLC	247,661	6,123,065
IMI PLC	161,605	3,862,594
Kingfisher PLC	4,629,454	15,672,599
Nomad Foods Ltd.	255,079	4,479,187
Reckitt Benckiser Group PLC	314,644	18,008,127
Taylor Wimpey PLC	6,487,037	12,281,324
WPP PLC	1,497,637	15,675,874
		174,426,780
United States — 0.5%
CNH Industrial NV	265,644	2,805,201
TOTAL COMMON STOCKS (Cost $556,711,068)		600,187,648
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	332,377	332,377
Repurchase Agreements — 0.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45 - 2/15/49, valued at $218,273), in a joint trading account at 5.29%, dated 5/31/24, due 6/3/24 (Delivery value $212,508)		212,414
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.50%, 4/30/27, valued at $2,148,189), at 5.31%, dated 5/31/24, due 6/3/24 (Delivery value $2,106,932)		2,106,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.375% - 4.00%, 1/31/26 - 2/15/53, valued at $867,430), at 5.30%, dated 5/31/24, due 6/3/24 (Delivery value $850,375)		850,000
		3,168,414
TOTAL SHORT-TERM INVESTMENTS (Cost $3,500,791)		3,500,791
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $560,211,859)		603,688,439
OTHER ASSETS AND LIABILITIES — 0.7%		4,327,375
TOTAL NET ASSETS — 100.0%		$608,015,814

3

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	19.5%
Health Care	19.1%
Industrials	16.3%
Consumer Staples	12.6%
Financials	11.1%
Communication Services	7.5%
Materials	6.6%
Information Technology	6.0%
Short-Term Investments	0.6%
Other Assets and Liabilities	0.7%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Securities may be subject to resale, redemption or transferability restrictions.

See Notes to Financial Statements.
4

Statement of Assets and Liabilities

MAY 31, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $560,211,859)	$603,688,439
Foreign currency holdings, at value (cost of $1,509,760)	123,794
Receivable for capital shares sold	70,110
Dividends and interest receivable	5,384,290
609,266,633

Liabilities
Payable for capital shares redeemed	1,052,108
Accrued management fees	106,972
Distribution and service fees payable	76
Accrued foreign withholding tax reclaim expenses	91,663
1,250,819

Net Assets	$608,015,814

Net Assets Consist of:
Capital (par value and paid-in surplus)	$546,816,405
Distributable earnings (loss)	61,199,409
$608,015,814

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$92,861,203	9,420,240	$9.86
I Class, $0.01 Par Value	$20,753,706	2,105,145	$9.86
A Class, $0.01 Par Value	$156,552	15,907	$9.84
R Class, $0.01 Par Value	$104,124	10,598	$9.82
R6 Class, $0.01 Par Value	$6,250	621	$10.06
G Class, $0.01 Par Value	$494,133,979	49,694,115	$9.94
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $10.44 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.
5

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,141,479)	$18,729,963
Interest	233,676
18,963,639

Expenses:
Management fees	2,526,977
Distribution and service fees:
A Class	180
R Class	248
Directors' fees and expenses	8,484
Foreign withholding tax reclaim expenses	97,260
Other expenses	1,450
2,634,599
Fees waived - G Class	(1,906,130)
728,469

Net investment income (loss)	18,235,170

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	14,841,290
Foreign currency translation transactions	(139,256)
14,702,034

Change in net unrealized appreciation (depreciation) on:
Investments	44,717,854
Translation of assets and liabilities in foreign currencies	(55,297)
44,662,557

Net realized and unrealized gain (loss)	59,364,591

Net Increase (Decrease) in Net Assets Resulting from Operations	$77,599,761

See Notes to Financial Statements.
6

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2024 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2023
Increase (Decrease) in Net Assets	May 31, 2024	November 30, 2023
Operations
Net investment income (loss)	$18,235,170	$21,503,899
Net realized gain (loss)	14,702,034	48,457,400
Change in net unrealized appreciation (depreciation)	44,662,557	18,898,022
Net increase (decrease) in net assets resulting from operations	77,599,761	88,859,321

Distributions to Shareholders
From earnings:
Investor Class	(12,641,256)	(4,999,905)
I Class	(56,925)	(65,407)
A Class	(14,422)	(593)
R Class	(11,877)	(3,141)
R6 Class	(663)	(228)
G Class	(57,386,258)	(24,116,165)
Decrease in net assets from distributions	(70,111,401)	(29,185,439)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	16,528,507	(81,376,559)

Net increase (decrease) in net assets	24,016,867	(21,702,677)

Net Assets
Beginning of period	583,998,947	605,701,624
End of period	$608,015,814	$583,998,947

See Notes to Financial Statements.
7

Notes to Financial Statements

MAY 31, 2024 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Non-U.S. Intrinsic Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital appreciation.

The fund offers the Investor Class, I Class, A Class, R Class, R6 Class and G Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
8

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 48% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	R Class	R6 Class	G Class
1.15%	0.95%	1.15%	1.15%	0.80%	0.00%(1)
(1)Annual management fee before waiver was 0.80%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

9

Foreign Withholding Tax Reclaim Expenses — The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The fund may incur expenses in association with recovery of such taxes. The impact of foreign withholding tax reclaim expenses to the annualized ratio of operating expenses to average net assets was 0.03% for the period ended May 31, 2024.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $448,093 and $317,405, respectively. The effect of interfund transactions on the Statement of Operations was $16,303 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2024 were $173,110,609 and $200,838,658, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2024		Year ended November 30, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	150,000,000		150,000,000
Sold	97,978	$910,083	1,401,342	$13,564,751
Issued in reinvestment of distributions	1,383,983	12,635,761	585,447	4,999,719
Redeemed	(3,697,572)	(34,189,910)	(5,940,162)	(54,813,895)
	(2,215,611)	(20,644,066)	(3,953,373)	(36,249,425)
I Class/Shares Authorized	40,000,000		40,000,000
Sold	2,338,526	21,126,657	301,057	2,879,298
Issued in reinvestment of distributions	4,875	44,464	1,418	12,093
Redeemed	(285,576)	(2,635,855)	(410,073)	(3,954,832)
	2,057,825	18,535,266	(107,598)	(1,063,441)
A Class/Shares Authorized	35,000,000		35,000,000
Sold	2,242	20,467	12,750	117,156
Issued in reinvestment of distributions	1,581	14,422	70	593
Redeemed	(2,165)	(21,035)	(122)	(1,203)
	1,658	13,854	12,698	116,546
R Class/Shares Authorized	35,000,000		35,000,000
Sold	5,262	49,091	26,800	253,974
Issued in reinvestment of distributions	1,302	11,877	368	3,141
Redeemed	(6,235)	(56,437)	(25,497)	(235,798)
	329	4,531	1,671	21,317
R6 Class/Shares Authorized	35,000,000		35,000,000
Issued in reinvestment of distributions	71	663	26	228
G Class/Shares Authorized	600,000,000		600,000,000
Sold	2,902,284	26,455,169	3,863,635	36,695,588
Issued in reinvestment of distributions	6,264,875	57,386,258	2,817,309	24,116,165
Redeemed	(6,665,622)	(65,223,168)	(11,289,069)	(105,013,537)
	2,501,537	18,618,259	(4,608,125)	(44,201,784)
Net increase (decrease)	2,345,809	$16,528,507	(8,654,701)	$(81,376,559)

10

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
China	$7,359,264	$31,124,930	—
United Kingdom	23,050,522	151,376,258	—
United States	2,805,201	—	—
Other Countries	—	384,471,473	—
Short-Term Investments	332,377	3,168,414	—
	$33,547,364	$570,141,075	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The majority of the fund is owned by a relatively small number of shareholders. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of the fund may be at risk.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$573,356,057
Gross tax appreciation of investments	$84,566,587
Gross tax depreciation of investments	(54,234,205)
Net tax appreciation (depreciation) of investments	$30,332,382

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
11

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$9.81	0.23	0.99	1.22	(0.28)	(0.89)	(1.17)	$9.86	13.38%	1.19%	1.19%	5.28%	5.28%	30%	$92,861
2023	$8.88	0.28	1.05	1.33	(0.34)	(0.06)	(0.40)	$9.81	15.84%	1.19%	1.19%	2.84%	2.84%	62%	$114,111
2022	$9.76	0.32	(0.76)	(0.44)	(0.16)	(0.28)	(0.44)	$8.88	(5.03)%	1.16%	1.16%	3.59%	3.59%	67%	$138,382
2021	$8.98	0.18	0.72	0.90	(0.12)	—	(0.12)	$9.76	10.15%	1.25%	1.25%	1.76%	1.76%	54%	$152,993
2020	$10.61	0.13	(1.31)	(1.18)	(0.32)	(0.13)	(0.45)	$8.98	(11.75)%	1.31%	1.31%	1.60%	1.60%	68%	$107,655
2019(4)	$10.00	0.31	0.34	0.65	(0.04)	—	(0.04)	$10.61	6.59%	1.31%	1.31%	3.04%	3.04%	85%	$101,934
I Class
2024(3)	$9.82	0.37	0.86	1.23	(0.30)	(0.89)	(1.19)	$9.86	13.50%	0.99%	0.99%	5.48%	5.48%	30%	$20,754
2023	$8.89	0.38	0.97	1.35	(0.36)	(0.06)	(0.42)	$9.82	15.93%	0.99%	0.99%	3.04%	3.04%	62%	$464
2022	$9.78	0.33	(0.76)	(0.43)	(0.18)	(0.28)	(0.46)	$8.89	(4.81)%	0.96%	0.96%	3.79%	3.79%	67%	$1,377
2021	$8.99	0.19	0.74	0.93	(0.14)	—	(0.14)	$9.78	10.47%	1.05%	1.05%	1.96%	1.96%	54%	$194
2020(5)	$10.45	0.15	(1.16)	(1.01)	(0.32)	(0.13)	(0.45)	$8.99	(10.29)%	1.11%	1.11%	1.80%	1.80%	68%(6)	$4
A Class
2024(3)	$9.78	0.24	0.97	1.21	(0.26)	(0.89)	(1.15)	$9.84	13.23%	1.44%	1.44%	5.03%	5.03%	30%	$157
2023	$8.85	0.16	1.15	1.31	(0.32)	(0.06)	(0.38)	$9.78	15.46%	1.44%	1.44%	2.59%	2.59%	62%	$139
2022	$9.73	0.29	(0.76)	(0.47)	(0.13)	(0.28)	(0.41)	$8.85	(5.28)%	1.41%	1.41%	3.34%	3.34%	67%	$14
2021	$8.96	0.16	0.71	0.87	(0.10)	—	(0.10)	$9.73	9.89%	1.50%	1.50%	1.51%	1.51%	54%	$13
2020(5)	$10.45	0.11	(1.15)	(1.04)	(0.32)	(0.13)	(0.45)	$8.96	(10.62)%	1.56%	1.56%	1.35%	1.35%	68%(6)	$4
R Class
2024(3)	$9.75	0.21	0.98	1.19	(0.23)	(0.89)	(1.12)	$9.82	13.06%	1.69%	1.69%	4.78%	4.78%	30%	$104
2023	$8.83	0.25	1.03	1.28	(0.30)	(0.06)	(0.36)	$9.75	15.09%	1.69%	1.69%	2.34%	2.34%	62%	$100
2022	$9.71	0.26	(0.75)	(0.49)	(0.11)	(0.28)	(0.39)	$8.83	(5.43)%	1.66%	1.66%	3.09%	3.09%	67%	$76
2021	$8.93	0.15	0.71	0.86	(0.08)	—	(0.08)	$9.71	9.65%	1.75%	1.75%	1.26%	1.26%	54%	$31
2020(5)	$10.45	0.09	(1.16)	(1.07)	(0.32)	(0.13)	(0.45)	$8.93	(10.93)%	1.81%	1.81%	1.10%	1.10%	68%(6)	$6
R6 Class
2024(3)	$10.00	0.27	1.00	1.27	(0.32)	(0.89)	(1.21)	$10.06	13.63%	0.84%	0.84%	5.63%	5.63%	30%	$6
2023	$9.04	0.32	1.07	1.39	(0.37)	(0.06)	(0.43)	$10.00	16.17%	0.84%	0.84%	3.19%	3.19%	62%	$6
2022	$9.94	0.35	(0.78)	(0.43)	(0.19)	(0.28)	(0.47)	$9.04	(4.70)%	0.81%	0.81%	3.94%	3.94%	67%	$5
2021	$9.14	0.22	0.73	0.95	(0.15)	—	(0.15)	$9.94	10.57%	0.90%	0.90%	2.11%	2.11%	54%	$5
2020(5)	$10.60	0.16	(1.16)	(1.00)	(0.33)	(0.13)	(0.46)	$9.14	(10.12)%	0.96%	0.96%	1.95%	1.95%	68%(6)	$4

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2024(3)	$9.94	0.30	0.99	1.29	(0.40)	(0.89)	(1.29)	$9.94	14.04%	0.04%	0.84%	6.43%	5.63%	30%	$494,134
2023	$8.99	0.38	1.07	1.45	(0.44)	(0.06)	(0.50)	$9.94	17.10%	0.04%	0.84%	3.99%	3.19%	62%	$469,178
2022	$9.90	0.42	(0.77)	(0.35)	(0.28)	(0.28)	(0.56)	$8.99	(3.94)%	0.01%	0.81%	4.74%	3.94%	67%	$465,848
2021	$9.11	0.31	0.72	1.03	(0.24)	—	(0.24)	$9.90	11.56%	0.00%	0.90%	3.01%	2.11%	54%	$497,745
2020	$10.76	0.24	(1.29)	(1.05)	(0.47)	(0.13)	(0.60)	$9.11	(10.58)%	0.01%	0.96%	2.90%	1.95%	68%	$463,081
2019(4)	$10.00	0.43	0.37	0.80	(0.04)	—	(0.04)	$10.76	8.00%	0.01%	0.96%	4.34%	3.39%	85%	$264,529

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2024 (unaudited).
(4)December 6, 2018 (fund inception) through November 30, 2019.
(5)December 3, 2019 (commencement of sale) through November 30, 2020.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2020.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-95206 2407

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

None.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Not applicable for semiannual report filings.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century World Mutual Funds, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	July 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	July 25, 2024

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	July 25, 2024